File No. 33-59216
                                                               File No. 811-7556
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                            THE SECURITIES ACT OF 1933                [X]

                         PRE-EFFECTIVE AMENDMENT NO.___               [ ]
                        POST-EFFECTIVE AMENDMENT NO. 8                [X]

                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940             [X]
                                 AMENDMENT NO. 9                      [X]

                        (check appropriate box or boxes)

                        KEYPORT VARIABLE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                   Federal Reserve Plaza, 600 Atlantic Avenue,
                           Boston, Massachusetts 02210

        Registrant's Telephone Number Including Area Code: (617) 722-6000

                              JOHN A. BENNING, ESQ.
                    Senior Vice President and General Counsel
                        Liberty Financial Companies, Inc.
                   Federal Reserve Plaza, 600 Atlantic Avenue
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[X]   on May 1, 1997 pursuant to paragraph (b) of Rule 485

[ ]   60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ]   on ___ pursuant to paragraph (a)(i) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ]   on ___ pursuant to paragraph (a)(ii) of Rule 485


An indefinite number of shares of beneficial interest of all existing and subsequently created series of the Trust under the Securities Act of 1933 were registered by the Registration Statement filed on March 8, 1993 under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 Notice with respect to the fiscal year ended December 31, 1996 was filed on February 28, 1997.

                        KEYPORT VARIABLE INVESTMENT TRUST
                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))
PART A

FORM N-1A                                    LOCATION

1.  Cover Page                               Cover Page

2.  Synopsis                                 The Trust


3.  Condensed Financial Information          Financial Highlights; Investment
                                             Return


4.  General Description of Registrant        Cover Page; The Trust

5.  Management of the Fund                   Trust Management Organizations

5A. Management's Discussion of Fund          Information required by Item 5A is
    Performance                              included in the Registrant's Annual
                                             Report for the year ended December
                                             31, 1997. As required by said Item
                                             5, the Registrant undertakes under
                                             "Financial Highlights" in the
                                             Prospectus to provide a copy of
                                             said Annual Report free of charge
                                             to persons requesting the same.

6.  Capital Stock and Other Securities       The Trust; Other Considerations:
                                             Purchases and Redemptions, Net
                                             Asset Value, Distributions, Taxes,
                                             Shareholder Communications,
                                             Organization, Meetings and Voting
                                             Rights

7.  Purchase of Securities Being Offered     Other Considerations: Purchases and
                                             Redemptions, Net Asset Value

8.  Redemption or Repurchase                 Other Considerations: Purchases and
                                             Redemptions

9.  Pending Legal Proceedings                Not Applicable

PART B

FORM N-1A                                    LOCATION

10. Cover Page                               Cover Page

11. Table of Contents                        Table of Contents

12. General Information and History          More Facts About the Trust: Mixed
                                             and Shared Funding, Organization

13. Investment Objectives and Policies       Investment Restrictions;
                                             Description of Certain Investments

14. Management of the Fund                   Investment Management and Other
                                             Services; More Facts About the
                                             Trust: Trustees and Officers

15. Control Persons and Principal            More Facts About the Trust:
    Holders of Securities                    Principal Holders of Securities

16. Investment Advisory and Other            Investment Management and Other
    Services                                 Services; More Facts About the
                                             Trust: Custodian, Independent
                                             Accountants and Financial
                                             Statements

17. Brokers Allocation and Other             Other Considerations: Portfolio
    Practices                                Transactions

18. Capital Stock and Other Securities       Other Considerations: Expenses
                                             of the Funds, Purchases and
                                             Redemptions, Net Asset Value
                                             (Part A)

19. Purchase, Redemption and Pricing         Other Considerations: Purchases
    of Securities Being Offered              and Redemptions, Net Asset Value
                                             (Part A)

20. Tax Status                               Other Considerations: Taxes
                                             (Part A)

21. Underwriters                             Other Considerations: Purchases and
                                             Redemptions (Part A)

22. Calculation of Performance Data          Investment Performance

23. Financial Statements                     The financial statements required
                                             by item 23 are incorporated by
                                             reference from the Registrant's
                                             Annual Report for the year ended
                                             December 31, 1996 and are included
                                             in Part B.

PART C

         Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                       KEYPORT VARIABLE INVESTMENT TRUST
                             Federal Reserve Plaza
                              600 Atlantic Avenue
                          Boston, Massachusetts 02210
--------------------------------------------------------------------------------


Keyport Variable Investment Trust ("Trust") is an open-end management investment company that currently includes six separate Funds, each with its own investment objective and policies. The six Funds and their investment objectives are:


[bullet] Colonial-Keyport Growth and Income Fund seeks primarily income and long-term capital growth and, secondarily, preservation of capital.


[bullet] Colonial-Keyport Utilities Fund seeks primarily current income and, secondarily, long-term capital growth.


[bullet] Colonial-Keyport International Fund For Growth seeks long-term capital growth, by investing primarily in non-U.S. equity securities. The Fund is non-diversified and may invest more than 5% of its total assets in the securities of a single issuer, thereby increasing the risk of loss compared to a diversified fund.



[bullet] Colonial-Keyport U.S. Stock Fund seeks growth exceeding over time the S&P 500 Index (Standard & Poor's Corporation Composite Stock Price Index) performance.


[bullet] Colonial-Keyport Strategic Income Fund seeks a high level of current income, as is consistent with prudent risk and maximizing total return, by diversifying investments primarily in U.S. and foreign government and high yield, high risk corporate debt securities. The Fund may invest a substantial portion of its assets in high yield, high risk bonds (commonly referred to as "junk bonds") and therefore may not be suitable for all investors. High risk, high yield bonds are regarded as speculative as to payment of principal and interest. Purchasers should carefully assess the risks associated with an investment in the Fund.


[bullet] Newport-Keyport Tiger Fund seeks long-term capital growth by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines).


There is no assurance that the objectives of the Funds will be realized.

Other Funds may be added or deleted from time to time.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

This Prospectus contains information about the Funds that a prospective investor should know before applying for certain variable annuity contracts and variable life insurance policies offered by separate accounts of insurance companies investing in the Trust. Please read it carefully and retain it for future reference.


Additional facts about the Funds are included in a Statement of Additional Information dated May 1, 1997, incorporated herein by reference, which has been filed with the Securities and Exchange Commission. For a free copy write to Keyport Financial Services Corp. at 125 High Street, Boston, Massachusetts 02110 or other broker-dealers offering the variable annuity contracts and variable life insurance policies of Participating Insurance Companies (as such term is defined in this Prospectus).

--------------------------------------------------------------------------------
SHARES OF THE TRUST ARE AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY CONTRACTS ("VA CONTRACTS") AND VARIABLE LIFE INSURANCE POLICIES ("VLI POLICIES") OF PARTICIPATING INSURANCE COMPANIES.
--------------------------------------------------------------------------------
THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE APPROPRIATE VA CONTRACTS OR VLI POLICIES OF THE APPLICABLE PARTICIPATING INSURANCE COMPANY. BOTH PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

                   The date of this Prospectus is May 1, 1997

                               TABLE OF CONTENTS


                                                               Page
THE TRUST  ...................................................    3
FINANCIAL HIGHLIGHTS   .......................................    4
THE FUNDS  ...................................................   10
 How the Funds Invest  .......................................   10
 Colonial-Keyport Growth and Income Fund    ..................   10
 Colonial-Keyport Utilities Fund   ...........................   10
 Colonial-Keyport International Fund For Growth   ............   11
 Colonial-Keyport U.S. Stock Fund  ...........................   11
 Colonial-Keyport Strategic Income Fund  .....................   12
 Newport-Keyport Tiger Fund  .................................   12
TRUST MANAGEMENT ORGANIZATIONS  ..............................   13
 The Trustees    .............................................   13
 The Manager: Keyport Advisory Services Corp.
  (KASC)   ...................................................   13
 Sub-Advisers: Colonial Management Associates, Inc.
  (Colonial) and Newport Fund Management, Inc.
  (Newport)   ................................................   13
TRUST SERVICE ORGANIZATIONS  .................................   14
 Underwriter: Keyport Financial Services Corp. (KFSC)   ......   14
 Custodians: Boston Safe Deposit and Trust Company
  and UMB, n.a.  .............................................   14
 Independent Accountants: Price Waterhouse LLP ...............   14
OTHER CONSIDERATIONS   .......................................   14
 Expenses of the Funds    ....................................   14
 Purchases and Redemptions   .................................   15
 Investment Return  ..........................................   15
 Net Asset Value    ..........................................   15
 Distributions   .............................................   15

                                                               Page
                                                               ------
 Taxes  ......................................................   16
 Shareholder Communications  .................................   17
 Organization, Meetings, and Voting Rights  ..................   17
 Additional Information   ....................................   17
OTHER INVESTMENT PRACTICES, RISK
 CONSIDERATIONS, AND POLICIES OF THE FUNDS .                     17
 Short-Term Trading    .......................................   17
 Certain Investment Considerations Pertaining to
  Government Debt Securities    ..............................   18
 Cash Reserves and Repurchase Agreements    ..................   18
 Forward Commitments and When-Issued Securities;
  Dollar Roll Transactions   .................................   18
 Foreign Securities    .......................................   19
 Mortgage-Backed Securities  .................................   20
 Collateralized Mortgage Obligations (CMOs) and
  Real Estate Mortgage Investment Conduits
  (REMICs)    ................................................   20
 Zero-Coupon Bonds  ..........................................   21
 High Yield, High Risk Bonds .................................   21
 Foreign Stock Index Futures    ..............................   21
 Writing Covered Call Options and Purchasing
  Covered Put Options on Securities   ........................   21
 Interest Rate Futures .......................................   22
 Certain Policies to Reduce Risk   ...........................   22
CHANGES TO INVESTMENT OBJECTIVES AND NON-
 FUNDAMENTAL POLICIES  .......................................   22
APPENDIX A: Description of Bond Ratings  .....................  A-1
APPENDIX B: C-K Strategic Income Fund -- Schedule of
 Portfolio Asset Composition by Rating for 1996   ............  B-1

                                   THE TRUST

The Trust is an open-end management investment company currently consisting of six series: Colonial-Keyport Growth and Income Fund ("C-K Growth and Income Fund"), Colonial-Keyport Utilities Fund ("C-K Utilities Fund"), Colonial-Keyport International Fund For Growth ("C-K International Fund For Growth"), Colonial-Keyport U.S. Stock Fund ("C-K U.S. Stock Fund"), Colonial-Keyport Strategic Income Fund ("C-K Strategic Income Fund") and Newport-Keyport Tiger Fund ("N-K Tiger Fund") (individually referred to as a "Fund" or by the abbreviated name indicated, or collectively as the "Funds"). Each of C-K Growth and Income Fund, C-K Utilities Fund, C-K U.S. Stock Fund, C-K Strategic Income Fund and N-K Tiger Fund is a diversified fund. C-K International Fund For Growth is non-diversified and may invest more than 5% of its total assets in the securities of a single issuer. This increases the risk of loss compared to a diversified fund. The Trust issues shares of beneficial interest in each Fund that represent interests in a separate portfolio of securities and other assets. The Trust may add or delete Funds from time to time.

The Trust is the funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") offered by the separate accounts of life insurance companies ("Participating Insurance Companies"). Certain Participating Insurance Companies are affiliated with the adviser to the Funds ("Affiliated Participating Insurance Companies"). As of the date of this Prospectus, such Affiliated Participating Insurance Companies are Keyport Life Insurance Company ("Keyport"), Independence Life & Annuity Company ("Independence") and Liberty Life Assurance Company of Boston ("Liberty Life"). Shares of the Funds from time to time may be sold to other unaffiliated Participating Insurance Companies.


The Participating Insurance Companies and their separate accounts are the shareholders or investors ("shareholders") of the Funds. Owners of VA contracts and owners of VLI policies invest in sub-accounts of separate accounts of the Participating Insurance Companies that, in turn, invest in the Funds.

The prospectuses of the separate accounts of the Participating Insurance Companies describe which Funds are available to the separate accounts offering the VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses. However, Keyport Advisory Services Corp. ("KASC") and the Board of Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of the owners may differ. The Statement of Additional Information contains additional information regarding such differing interests and related risks.

KASC provides investment management and advisory services to the Funds pursuant to its Management Agreements with the Trust.

Colonial Management Associates, Inc. ("Colonial") provides sub-advisory services to each Fund (other than N-K Tiger Fund) pursuant to separate Sub-Advisory Agreements (the "Colonial Sub-Advisory Agreements") with each such Fund and KASC.


Newport Fund Management, Inc. ("Newport") provides sub-advisory services to N-K Tiger Fund pursuant to a separate Sub-Advisory Agreement (the "Newport Sub-Advisory Agreement") with such Fund and KASC.


KASC has delegated various administrative matters to Colonial. Colonial also provides transfer agency and pricing and record keeping services to the Trust. Keyport Financial Services Corp. ("KFSC") serves as the principal underwriter of the Trust.


KASC, Colonial, Newport, KFSC, Keyport and Independence are wholly-owned indirect subsidiaries of Liberty Financial Companies, Inc. ("LFC"). As of March 31, 1997, approximately 80.6% of the combined voting power of LFC's issued and outstanding voting stock was held, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual"). Liberty Life is a subsidiary of Liberty Mutual.

                              FINANCIAL HIGHLIGHTS


The tables below present certain financial information for each Fund in the Trust for the period beginning with such Fund's commencement of operations (July 1, 1993 for each of C-K Growth and Income Fund and C-K Utilities Fund; May 2, 1994 for C-K International Fund For Growth; July 5, 1994 for each of C-K U.S. Stock Fund and C-K Strategic Income Fund; and May 1, 1995 for N-K Tiger Fund) and ended December 31, 1996. The information has been audited and reported on by the Trust's independent accountants, Price Waterhouse LLP, whose report thereon appears in the Trust's annual report to shareholders for the fiscal year ended December 31, 1996 (which may be obtained without charge from KFSC or from the Participating Insurance Company issuing the applicable VA contract or VLI policy), and is incorporated by reference into the Statement of Additional Information. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of Participating Insurance Companies.


                    Colonial-Keyport Growth and Income Fund


                                                                                  Period Ended December 31,
                                                               ----------------------------------------------------------------
                                                                    1996            1995          1994          1993***
                                                               --------------- --------------- ----------- -------------------
Per share operating performance:
Net asset value, beginning of period  ........................      $  12.60        $  10.03      $ 10.36         $10.00
                                                                    --------        --------      -------         ------
Net investment income (a)    .................................          0.28            0.29         0.26           0.09
Net realized and unrealized gains (losses) on investments and
 foreign currency transactions (a)    ........................          1.98            2.72        (0.34)          0.41
                                                                    --------        --------      -------         ------
Total from investment operations   ...........................          2.26            3.01        (0.08)          0.50
                                                                    --------        --------      -------         ------
Less distributions from:
 Dividends from net investment income    .....................         (0.28)          (0.25)       (0.25)         (0.11)
 Dividends from net realized gains on investments    .........         (0.62)          (0.19)          --          (0.03)
                                                                    --------        --------      -------         ------
Total distributions    .......................................         (0.90)          (0.44)       (0.25)         (0.14)
                                                                    --------        --------      -------         ------
Net asset value, end of period  ..............................      $  13.96        $  12.60      $ 10.03         $10.36
                                                                    ========        ========      =======         ======
Total return:
Total investment return (b)  .................................         17.89%          30.03%       (0.76)%         5.01%**(d)
Ratios/supplemental data:
Net assets, end of period (000) ..............................      $ 93,247        $ 71,070      $48,052        $29,298
Ratio of net expenses to average net assets ..................          0.79%(e)        0.81%(e)     0.87%          1.00%*(c)
Ratio of net investment income to average net assets    ......          2.02%(e)        2.51%(e)     2.82%          2.32%*(d)
Portfolio turnover ratio  ....................................            24%             79%          55%             8%**
Average commission rate (f)  .................................      $ 0.0383              --           --             --


----------------
  * Annualized

 ** Not Annualized

*** For the period from the commencement of operations (July 1, 1993) to December 31, 1993.


(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) If the Fund had paid all of its expenses and there had been no reimbursement from KASC, this ratio would have been 1.23% (annualized) for the period ended December 31, 1993.

(d) Computed giving effect to KASC's expense limitation undertaking.


(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


Federal Income Tax Information (unaudited)

73.9% of the gain distribution recorded in December 1996 and paid in January 1997 was derived from long-term gains.

                        Colonial-Keyport Utilities Fund


                                                                          Period Ended December 31,
                                                                       -------------------------------
                                                                            1996            1995
                                                                       --------------- ---------------
Per share operating performance:
Net asset value, beginning of period    ..............................      $  10.50        $   8.11
                                                                            --------        --------
Net investment income (a)   ..........................................          0.46            0.46
Net realized and unrealized gains (losses) on investments (a)   ......          0.23            2.39
                                                                            --------        --------
Total from investment operations  ....................................          0.69            2.85
                                                                            --------        --------
Less distributions from:
 Dividends from net investment income   ..............................         (0.49)          (0.46)
                                                                            --------        --------
Net asset value, end of period    ....................................      $  10.70        $  10.50
                                                                            ========        ========
Total return:
Total investment return (b) ..........................................          6.53%          35.15%
Ratios/supplemental data:
Net assets, end of period (000)   ....................................      $ 47,907        $ 51,597
Ratio of net expenses to average net assets   ........................          0.81%(d)        0.83%(d)
Ratio of net investment income to average net assets   ...............          4.36%(d)        4.98%(d)
Portfolio turnover ratio    ..........................................            14%             18%
Average commission rate (f)    .......................................      $ 0.0468              --


                                                                            Period Ended December 31,
                                                                       ------------------------------
                                                                           1994             1993***
                                                                       ------------- ----------------
Per share operating performance:
Net asset value, beginning of period    ..............................    $   9.65           $10.00
                                                                          --------           ------
Net investment income (a)   ..........................................        0.54             0.18
Net realized and unrealized gains (losses) on investments (a)   ......       (1.53)           (0.35)
                                                                          --------           ------
Total from investment operations  ....................................       (0.99)           (0.17)
                                                                          --------           ------
Less distributions from:
 Dividends from net investment income   ..............................       (0.55)           (0.18)
                                                                          --------           ------
Net asset value, end of period    ....................................    $   8.11           $ 9.65
                                                                          ========           ======
Total return:
Total investment return (b) ..........................................      (10.27)%          (1.70)%**(c)
Ratios/supplemental data:
Net assets, end of period (000)   ....................................    $ 38,156          $54,441
Ratio of net expenses to average net assets   ........................        0.86%            1.00%*(e)
Ratio of net investment income to average net assets   ...............        5.80%            5.10%*(c)
Portfolio turnover ratio    ..........................................          16%               2%**
Average commission rate (f)    .......................................          --               --


----------------
  * Annualized

 ** Not Annualized

*** For the period from the commencement of operations (July 1, 1993) to December 31, 1993.

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) Computed giving effect to KASC's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.


(e) If the Fund had paid all of its expenses and there had been no reimbursement from KASC, this ratio would have been 1.09% (annualized) for the period ended December 31, 1993.


(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                Colonial-Keyport International Fund For Growth


                                                                                      Period Ended December 31,
                                                                         ----------------------------------------------------
                                                                             1996              1995             1994***
                                                                         ---------------   ---------------   ----------------
Per share operating performance:
Net asset value, beginning of period    ..............................        $   1.97          $   1.88          $ 2.00
                                                                              --------          --------          ------
Net investment income (a)   ..........................................            0.02              0.01              --
Net realized and unrealized gains (losses) on investments and foreign
 currency transactions (a)  ..........................................            0.09              0.10           (0.12)
                                                                              --------          --------          ------
Total from investment operations  ....................................            0.11              0.11           (0.12)
                                                                              --------          --------          ------
Less distributions from:
  Dividends from net investment income  ..............................              --             (0.02)             --
                                                                              --------          --------          ------
  Dividends from net realized gains on investments  ..................           (0.12)               --              --
  Total distributions    .............................................           (0.12)            (0.02)             --
Net asset value, end of period    ....................................        $   1.96          $   1.97          $ 1.88
                                                                              ========          ========          ======
Total return:
Total investment return (b) ..........................................            5.61%             5.85%          (6.00)%**
Ratios/supplemental data:
Net assets, end of period (000)   ....................................        $ 26,593          $ 22,764         $19,146
Ratio of net expenses to average net assets   ........................            1.40%(c)          1.40%(c)        1.74%*
Ratio of net investment income to average net assets   ...............            0.84%(c)          0.75%(c)        0.13%*
Portfolio turnover ratio    ..........................................             114%               40%             31%**
Average commission rate (d)    .......................................        $ 0.0010                --              --


----------------
  * Annualized

 ** Not Annualized

*** For the period from the commencement of operations (May 2, 1994) to December 31, 1994.

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.


(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Federal Income Tax Information (unaudited)

51.8% of the gain distribution recorded in December 1996 and paid in January 1997 was derived from long-term gains.

                       Colonial-Keyport U.S. Stock Fund

                                                                                  Period Ended December 31,
                                                                -------------------------------------------------------------
                                                                    1996                 1995                 1994***
                                                                ---------------   ---------------------   -------------------
Per share operating performance:
Net asset value, beginning of period    .....................        $  12.36             $ 10.27            $10.00
                                                                     --------             -------            ------
Net investment income (a)   .................................            0.19                0.21              0.09
Net realized and unrealized gains on investments (a)   ......            2.52                2.84              0.35
                                                                     --------             -------            ------
Total from investment operations  ...........................            2.71                3.05              0.44
                                                                     --------             -------            ------
Less distributions from:
 Dividends from net investment income   .....................           (0.17)              (0.16)            (0.11)
 Dividends from net realized gains on investments   .........           (0.68)              (0.80)            (0.06)
                                                                     --------             -------            ------
Total distributions   .......................................           (0.85)              (0.96)            (0.17)
                                                                     --------             -------            ------
Net asset value, end of period    ...........................        $  14.22             $ 12.36            $10.27
                                                                     ========             =======            ======
Total return:
Total investment return (c)    ..............................           21.84%              29.70%(b)          4.40%(b)**
Ratios/supplemental data:
Net assets, end of period (000)   ...........................        $ 60,855             $43,017           $15,373
Ratio of net expenses to average net assets   ...............            0.95%(e)            1.00%(d)(e)       1.00%(d)*
Ratio of net investment income to average net assets   ......            1.39%(e)            1.72%(b)(e)       2.16%(b)*
Portfolio turnover ratio    .................................              77%                115%               52%**
Average commission rate (f)    ..............................        $ 0.0395                  --                --


----------------
  * Annualized

 ** Not Annualized

*** For the period from the commencement of operations (July 5, 1994) to December 31, 1994.

(a) Per share data was calculated using average shares outstanding during the period.

(b) Computed giving effect to KASC's expense limitation undertaking.

(c) Total return at net asset value assuming all distributions reinvested.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from KASC, these ratios would have been 1.07% and 1.64% (annualized), respectively.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.


(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Federal Income Tax Information (unaudited)

87.6% of the gain distribution recorded in December 1996 and paid in January
  1997 was derived from long-term gains.

                    Colonial-Keyport Strategic Income Fund


                                                                                     Period Ended December 31,
                                                                         -------------------------------------------------
                                                                             1996              1995           1994***
                                                                         ---------------   ---------------   -------------
Per share operating performance:
Net asset value, beginning of period    ..............................        $  10.99          $   9.79         $ 10.00
                                                                              --------          --------         --------
Net investment income (a)   ..........................................            0.92              0.55            0.30
Net realized and unrealized gains (losses) on investments and foreign
 currency transactions (a)  ..........................................            0.16              1.24           (0.19)
                                                                              --------          --------         --------
Total from investment operations  ....................................            1.08              1.79            0.11
                                                                              --------          --------         --------
Less distributions from:
 Dividends from net investment income   ..............................           (0.96)            (0.56)          (0.31)
 Dividends from net realized gains on investments   ..................           (0.07)            (0.03)          (0.01)
                                                                              --------          --------         --------
Total distributions   ................................................           (1.03)            (0.59)          (0.32)
                                                                              --------          --------         --------
Net asset value, end of period    ....................................        $  11.04          $  10.99         $  9.79
                                                                              ========          ========         ========
Total return:
Total investment return (b) (c)   ....................................            9.83%            18.30%           1.10%**
Ratios/supplemental data:
Net assets, end of period (000)   ....................................        $ 53,393          $ 48,334         $13,342
Ratio of net expenses to average net assets (e)  .....................            0.80%(d)          0.84%(d)        1.00%*
Ratio of net investment income to average net assets (c)  ............            8.13%(d)          8.08%(d)        7.33%*
Portfolio turnover ratio    ..........................................             114%              281%             94%**

  * Annualized


 ** Not Annualized

*** For the period from the commencement of operations (July 5, 1994) to December 31, 1994.

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) Computed giving effect to KASC's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.


(e) If the Fund had paid all of its expenses and there had been no reimbursement from KASC, these ratios would have been 0.86%, 0.94% and 1.60% (annualized), respectively.

Federal Income Tax Information (unaudited)

59.1% of the gain distribution recorded in December 1996 and paid in January 1997 was derived from long-term gains.

                           Newport-Keyport Tiger Fund

                                                             Period Ended
                                                        ---------------------
                                                         1996        1995**
Per share operating performance:
Net asset value, beginning of period  .................   $ 2.28    $  2.00
                                                          ------    -------
Net investment income (a)    ..........................     0.03       0.01
Net realized and unrealized gains on
  investments and foreign currency transactions (a)....     0.24       0.29
                                                          ------    -------
Total from investment operations   ....................     0.27       0.30
                                                          ------    -------
Less distributions from:
 Dividends from net investment income    ..............    (0.02)     (0.01)
 In excess of net investment income   .................       --      (0.01)
 Dividends from net realized gains on investments    ..    (0.01)        --
                                                          ------    -------
Total distributions    ................................    (0.03)     (0.02)
                                                          ------    -------
Net asset value, end of period  .......................   $ 2.52    $  2.28
                                                          ======    =======
Total return:
Total investment return (b)  ..........................    11.73%     15.00%***
Ratios/supplemental data:
Net assets, end of period (000)    ....................  $34,642    $18,977
Ratio of net expenses to average net assets (c)   .....     1.27%      1.79%*
Ratio of net investment income to average
  net assets (c)   ....................................     1.20%      0.89%*
Portfolio turnover ratio  .............................        7%        12%***
Average commission rate (d)  ..........................  $0.0172         --

 * Annualized

 ** For the period from the commencement of operations (May 1, 1995) to December
   31, 1995.

 *** Not Annualized

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.


(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Federal Income Tax Information (unaudited)

87.7% of the gain distribution recorded in December 1996 and paid in January 1997 was derived from long-term gains.

Further information about the performance of the Funds is contained in the Trust's annual report to shareholders for the period ended December 31, 1996, which may be obtained without charge from KFSC or from the Participating Insurance Company issuing the applicable VA contract or VLI policy.


                                   THE FUNDS

                              How The Funds Invest

All investments, including mutual funds, have risks, and no one mutual fund is suitable for all investors. No one Fund by itself constitutes a complete investment program. The net asset value of the shares of the Funds will vary with market conditions and there can be no guarantee that any Fund will achieve its investment objective.

Each Fund and its investment objectives and policies are described below. Certain additional investment policies and techniques common to some or all of the Funds are described under "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS, AND POLICIES OF THE FUNDS" below.

More information about the portfolio securities in which the Funds invest, including certain risks and investment limitations, is provided in the Statement of Additional Information.

                    Colonial-Keyport Growth and Income Fund

Investment Objective. The Fund seeks primarily income and long-term capital growth and, secondarily, preservation of capital.


Investment Program. The Fund may invest without limit in U.S. stock exchange or NASDAQ National Market System listed common stocks and foreign common stocks which, when purchased, meet quantitative standards which in Colonial's judgment indicate above average financial soundness and high intrinsic value relative to price. Companies in which the Fund invests will fall into one of the following three categories:

1. Companies whose current business activities provide earnings, dividends or assets that represent above average value for each dollar invested; or

2. Companies whose business activities are concentrated in industries or business strategies which are expected to provide above average stability or value in turbulent markets; or

3. Companies with anticipated business growth prospects that represent above average value for each dollar invested.

For this purpose, "average" will not be pegged to a specific index but rather determined in Colonial's judgment based on an eligible universe of securities of appropriate market capitalization for which sufficient data is available. Such average may also be qualified by industry group or sector.

Up to 5% of the Fund's net assets may be invested in common stocks not meeting any of the foregoing conditions at the time of purchase.

The U.S. Government Securities in which the Fund invests include (1) U.S. Treasury obligations; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities ("Agencies") which are supported by (a) the full faith and credit of the U.S. Government, (b) the right of the issuer or guarantor to borrow an amount limited to a line of credit with the U.S. Treasury, (c) discretionary power of the U.S. Government to purchase obligations of the Agencies, or (d) the credit of the Agencies; (3) real estate mortgage investment conduits ("REMICs"), and collateralized mortgage obligations ("CMOs"), including privately-issued asset-backed securities and privately-issued mortgage-backed securities guaranteed by an Agency; (4) "when-issued" commitments relating to the foregoing; and (5) certain high quality U.S. Government money market instruments, including repurchase agreements ("REPOs") collateralized by U.S. Government Securities.

The Fund will not invest in residual classes of CMOs. The Fund may invest in U.S. Government Securities of any maturity that pay fixed, floating or adjustable interest rates.


The Fund may invest without limit in securities traded outside of the U.S. and may purchase foreign currencies on a spot or forward basis in conjunction with its investments in foreign securities and to hedge against fluctuations in foreign currencies.


                        Colonial-Keyport Utilities Fund


Investment Objective. The Fund seeks primarily current income and, secondarily, long-term capital growth.

Investment Program. The Fund normally invests at least 65% of its total assets in common and preferred equity securities of utility companies.


The Fund will normally invest substantially all of its total assets in the equity securities (preferred and common stocks) of (i) companies engaged in the manufacturing, production, generation, transmission, and sale of electricity, natural gas or other types of energy, or water or sanitation services, (ii) companies engaged in telecommunications, including telephone, telegraph, satellite, microwave, cellular, wireless or other communications media, and
(iii) companies primarily engaged in public broadcasting, print media and cable television ("Utility Companies").

The values of securities issued by Utility Companies (and therefore the value of Fund shares) are especially affected by changes in prevailing interest rate levels (as interest rates increase, the values of securities issued by Utility Companies tend to decrease, and vice versa). The values of and dividends paid on such securities also are affected by general competitive and market forces in the utility industries (in general, Utility Companies are facing increased competition), changes in federal and state regulation, energy conservation efforts and other environmental concerns, changes in energy demand due to weather conditions and, particularly with respect to nuclear facilities, shortened economic life and repair and decommissioning costs. Utility Companies are facing a trend toward deregulation which (by replacing monopoly positions with competition) can adversely affect their profitability by driving down prices and profit margins. Moreover, unless specifically provided for by regulatory agreements in the move toward a competitive environment, certain electric Utility Companies may not be able to recover all of their investment, in contracts or plants producing power, at above-market rates. Additionally, Utility Companies, either directly or through joint ventures with other firms, may make investments abroad. Such investments, whether for the construction of power plants or for controlling or minority interests in foreign utility firms, may subject the investing companies, and, in turn, the Fund's holdings of their securities, to risks associated with foreign investments, such as adverse foreign economic and political developments and unfavorable currency exchange rates.


                 Colonial-Keyport International Fund For Growth

Investment Objective. The Fund seeks long-term capital growth by investing primarily in non-U.S. equity securities.


Investment Program. The Fund normally invests at least 65% of its assets in equity securities, consisting of common and preferred stock, warrants to purchase such stock, and convertible debt, of issuers in at least three countries other than the U.S. The Fund may also invest up to 35% of its assets in high quality foreign government debt securities. The debt securities in which the Fund may invest may be of any maturity that pay fixed, floating or adjustable rates. The Fund may invest in both exchange and over-the-counter traded securities.


The Fund is non-diversified and may invest more than 5% of its total assets in the securities of a single issuer, increasing the risk of loss compared to a diversified fund.

The Fund may invest up to 10% of its total assets in closed-end investment companies commonly referred to as "country funds." Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.


The Fund may invest in smaller, less established companies which may offer greater opportunities for capital appreciation than larger, better established companies. These stocks may also involve certain special risks related to limited product lines, markets or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes and fluctuate more sharply in value than exchange listed securities of larger companies.


For a discussion of certain special risks and other considerations pertaining to investments in foreign securities applicable to the Fund, see "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS, AND POLICIES OF THE FUNDS: Foreign Securities;" and "Foreign Stock Index Futures."


                        Colonial-Keyport U.S. Stock Fund


Investment Objective. The Fund seeks growth over time exceeding the S&P 500 Index's performance.


Investment Program. The Fund normally invests at least 65% of its total assets in the common stock of U.S. companies with an equity market capitalization at the time of purchase in excess of $3 billion. Up to 35% of the total assets may be invested in U.S. companies with an equity market capitalization at the time of purchase between $1 billion and $3 billion, and up to 10% in American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities (ADRs)). The Fund will purchase equity securities that Colonial believes have superior earnings and value characteristics selected from a universe which meets certain guidelines for liquidity and available investment information. Quantitative standards, designed to identify above average intrinsic value relative to price and favorable earnings trends, are used as the core of the process. Fundamental company analysis is then used to select securities. The Fund will not concentrate more than 25% of its total assets in any one industry.


The S&P 500 Index is a market-value weighted index of 500 common stocks publicly traded in the open stock market chosen on the basis of market value and industry diversification. Standard & Poor's Corporation ("S&P") and the S&P 500 Index are not affiliated with nor do they sponsor nor recommend the Fund or the Trust.


The Fund's investments are not limited to securities in the S&P 500 Index and will not precisely match the composition of the S&P 500 Index, but may be managed to correlate with the sectors, capitalization and volatility of the S&P 500 Index.


Generally the Fund will maintain less than 5% of total assets in cash equivalents to meet current cash flow needs. The Fund may also invest temporarily available cash in money market investment companies, subject to the limits of the Investment Company Act of 1940. This will involve the indirect payment of a portion of the expenses, including advisory fees, of such investment companies.

The Fund may lend securities to certain institutions (that Colonial considers qualified) to increase income. The loans will not exceed 30% of total assets. Securities lending involves the risk of loss to the Fund if the borrower defaults.


                     Colonial-Keyport Strategic Income Fund

Investment Objectives. The Fund seeks a high level of current income, as is consistent with prudent risk and maximizing total return, by diversifying investments primarily in U.S. and foreign government and high yield, high risk corporate debt securities.


Investment Program. The Fund will seek to achieve its objectives by investing its assets in each of the following sectors of the debt securities markets: (i) U.S. Government Securities; (ii) debt securities issued by foreign governments and their political subdivisions; and (iii) high yield, high risk securities, some of which may involve equity features. The Fund may invest in debt securities of any maturity. The allocation of investments among these types of securities at any given time is based on Colonial's estimate of expected performance and risk of each type of investment. The value of debt securities (and thus of Fund shares) usually will fluctuate inversely to changes in interest rates.

The U.S. Government Securities in which the Fund invests include those described as eligible for investment by C-K Growth and Income Fund. The Fund may invest in U.S. Government Securities of any maturity and in zero coupon securities. The Fund also may invest in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. See "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUNDS:
Mortgage-Backed Securities."


The Fund may invest any portion of its assets in securities issued or guaranteed by foreign governments. For a discussion of certain special risks and other considerations pertaining to investments in foreign securities applicable to the Fund, see "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE
FUNDS: Foreign Securities."

The Fund may purchase high yield, high risk bonds (commonly referred to as junk bonds), including bonds in the lowest rating categories (C for Moody's Investors Services, Inc. ("Moody's") and D for S&P) and unrated bonds. The lowest rating categories include bonds which are in default. Because these securities are regarded as predominantly speculative as to payment of principal and interest, the Fund will not purchase the debt securities of a single issuer rated by Ca by Moody's or CC by S&P or lower or comparable unrated securities, if as a result holdings of that issuer exceed 0.5% of the Fund's net assets. High yield, high risk bonds are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated securities. For a discussion of certain risks and other considerations pertaining to investments in high yield bonds, see "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUNDS: High Yield, High Risk Bonds." Appendix A to this Prospectus provides a description of bond ratings.

                           Newport-Keyport Tiger Fund

Investment Objective. The Fund seeks long-term capital growth.


Investment Program. The Fund invests primarily in equity securities of companies located in the nine Tigers of East Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines). These nine countries are referenced to herein as the "Tiger countries." Normally, the Fund will seek to be fully invested in equity securities of larger, well established companies located in the Tiger countries.

Equity securities in which the Fund invests include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, ADRs, Global Depository Receipts (receipts issued by foreign banks or trust companies) and shares of other investment companies that invest primarily in the foregoing securities.

The Fund may invest up to 10% of its total assets in other investment companies commonly referred to as "country funds." Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.


For a discussion of certain special risks and other considerations pertaining to investments in foreign securities applicable to the Fund, see "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS, AND POLICIES OF THE FUNDS: Foreign Securities." Such special risks are particularly relevant to investments in equity securities issued by companies located in the Tiger countries.


Although the securities markets of the Tiger countries, especially China, have grown and evolved rapidly over the last several years, political, legal, economic and regulatory systems continue to lag behind those of more developed countries. Accordingly, the risk that restrictions on repatriation of Fund investments may be imposed unexpectedly or other limitations on the Fund's ability to realize on its investments may be instituted are greater with respect to investments in the Tiger countries.

Hong Kong. A substantial amount of the Fund's investments have been and may continue to be in companies located in Hong Kong. Although Hong Kong has the most developed securities markets of the Tiger countries, a substantial portion of its economy is dependent on investments in or trade with China and other less-developed Asian countries. Political and economic developments in those countries could adversely impact the Fund's Hong Kong investments.

As of July 1, 1997, sovereignty over Hong Kong will be transferred from Great Britain to China and Hong Hong will become a Special Administrative Region of China. In connection with this transfer, China has agreed to maintain for 50 years Hong Kong's current economic and social systems, as well as most of the personal freedoms currently enjoyed by Hong Kong residents. Nevertheless, it is impossible to predict with certainty the ultimate effect Chinese sovereignty will have on Hong Kong's business environment. Further, uncertainty surrounding the transfer could hurt the value of the Fund's investments or make them more volatile in the short-run.


                         TRUST MANAGEMENT ORGANIZATIONS

                                  The Trustees

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

              The Manager: Keyport Advisory Services Corp. (KASC)

KASC, 125 High Street, Boston Massachusetts 02110, is the manager of the Trust. KASC was incorporated on January 8, 1993 under the laws of the Commonwealth of Massachusetts.


In accordance with its Management Agreements with the Trust, KASC designs and supervises a continuous investment program for the Trust, evaluates, recommends, and monitors Colonial's and Newport's performance, investment programs, and compliance with applicable laws and regulations, and recommends to the Board of Trustees whether Colonial's and Newport's respective contracts should be continued or modified and whether a new sub-adviser or multiple sub-advisers should be added or deleted. KASC is also responsible for administering the Trust's operations, including the provision of office space and equipment in connection with the maintenance of the Trust's headquarters, preparation and filing of required reports, arrangements for Trustees' and shareholders' meetings, maintenance of the Trust's corporate books and records, communications with shareholders, and oversight of custodial, accounting and other services provided to the Funds by others. In accordance with its Management Agreements with the Trust, KASC may, at its own expense, delegate the performance of certain of its administrative responsibilities to its affiliate LFC, or any of LFC's majority-owned subsidiaries. KASC has delegated its administrative responsibilities to Colonial in accordance with this authority. KASC, or its affiliates, pay all compensation of the Trust's directors and officers who are employees of KASC or its affiliates.


The Trust may add funds that utilize the investment advisory services of more than one portfolio adviser, whereby each portfolio adviser is responsible for specified portions of the Funds' investments. KASC will be responsible for the selection and supervision of such advisers and the allocation of the portions of the assets among such advisers.

The Trust pays KASC management fees, accrued daily and paid monthly, at the following maximum annual rates of the average daily net assets of the specified Fund.


 C-K Growth and Income Fund             0.65%
 C-K Utilities Fund                     0.65%
 C-K International Fund For Growth      0.90%
 C-K U.S. Stock Fund                    0.80%
 C-K Strategic Income Fund              0.65%
 N-K Tiger Fund                         0.90%

The fee for the C-K U.S. Stock Fund is higher than most management fees for funds with comparable investment objectives.

       Sub-Advisers: Colonial Management Associates, Inc. (Colonial) and

                    Newport Fund Management, Inc. (Newport)

Colonial


Colonial, an investment adviser since 1931, is the Sub-Adviser of each of the current Funds (other than N-K Tiger Fund). Colonial, whose principal business address is One Financial Center, Boston, Massachusetts, 02111, is an indirect wholly owned subsidiary of LFC.

KASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of the specified Fund:



  C-K Growth and Income Fund            0.45%
  C-K Utilities Fund                    0.45%
  C-K International Fund For Growth     0.70%
  C-K U.S. Stock Fund                   0.60%
  C-K Strategic Income Fund             0.45%

Under the Colonial Sub-Advisory Agreements, Colonial manages the assets of the respective Funds in accordance with their investment objectives, investment programs, policies, and restrictions under the supervision of KASC and the Board of Trustees. Colonial determines which securities and other instruments are purchased and sold for each Fund. Colonial also provides transfer agency and certain pricing and record keeping services for the Funds under separate agreements.

Mr. Daniel Rie, Senior Vice President, Colonial, and director of Colonial's Equity Group, has managed the C-K Growth and Income Fund since its inception. Mr. Rie manages The Colonial Fund, and has managed or co-managed various other Colonial equity funds since 1986.

John E. Lennon has managed or co-managed the C-K Utilities Fund since its inception. Mr. Lennon has been a Vice President of

Colonial since 1983 and has managed or co-managed the Colonial Utilities Fund since 1984 and various other Colonial Funds since 1982.

Mark Stoeckle has managed the C-K U.S. Stock Fund since December, 1996. Mr. Stoeckle is a Vice President of Colonial. He also manages the Colonial U.S. Stock Fund. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co., Inc.

Carl C. Ericson has managed the C-K Strategic Income Fund since its inception. Mr. Ericson, a Senior Vice President of Colonial and director of Colonial's Taxable Fixed Income Group, has managed the Colonial Strategic Income Fund since 1991 and various other Colonial taxable income funds since 1985.


Bruno Bertocci and David Harris, each of whom is jointly employed by Colonial and Stein Roe & Farnham Incorporated (Stein Roe), an indirect wholly owned subsidiary of LFC, have co-managed the C-K International Fund For Growth since January 1, 1996. Prior to joining Stein Roe in May, 1995, each of Messrs. Bertocci and Harris was employed by Rockefeller & Co., Inc., Mr. Bertocci as a Managing Director and Mr. Harris as a Portfolio Manager.

Colonial utilizes the trading facilities of Stein Roe to place all orders for the purchase and sale of portfolio securities, futures contracts and foreign currencies for the C-K International Fund For Growth. In selecting broker-dealers, Colonial may direct Stein Roe to consider research and brokerage services furnished to Colonial.

Newport

Newport is the Sub-Advisor of the N-K Tiger Fund. Newport, whose principal address is 580 California Street, Suite 1960, San Francisco, California 94104, is an indirect wholly owned subsidiary of LFC.

KASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the N-K Tiger Fund.

Under the Newport Sub-Advisory Agreement, Newport manages the assets of the Fund in accordance with its investment objective, its investment program, policies, and restrictions under the supervision of KASC and the Board of Trustees. Newport determines which securities and other instruments are purchased and sold for the Fund and obtains and evaluates certain financial data relevant to the Fund, which it provides to KASC.


John M. Mussey and Thomas R. Tuttle, President and Senior Vice President, respectively, of Newport, co-manage the Fund. Mr. Mussey has managed the Colonial Newport Tiger Fund since 1989. (The Colonial Newport Tiger Fund is the successor by merger to the Newport Tiger Fund, which commenced operations in
1989). Mr. Tuttle has co-managed the Colonial Newport Tiger Fund since November, 1995. Messrs. Mussey and Tuttle have been officers of Newport since 1984.


                          TRUST SERVICE ORGANIZATIONS

             Underwriter: Keyport Financial Services Corp. (KFSC)

KFSC, 125 High Street, Boston, Massachusetts 02110, serves as principal underwriter for the Trust pursuant to an Underwriting Agreement. KFSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

        Custodians: Boston Safe Deposit and Trust Company and UMB, n.a.

Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02109, is the custodian for each of the Funds other than the N-K Tiger Fund. UMB, n.a., 928 Grand Ave., Kansas City, Missouri 64141, is the custodian for the N-K Tiger Fund. Foreign securities are maintained in the custody of foreign branches of U.S. banks, foreign banks and foreign trust companies that are members of such banks' respective global custody networks or foreign depositories used by such members.

                 Independent Accountants: Price Waterhouse LLP

Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 are the
                              Trust's independent accountants.

                              OTHER CONSIDERATIONS

                             Expenses of the Funds


The Funds generally will pay all their expenses, other than those borne by KASC, Colonial and Newport. KASC has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage, and other expenses which are capitalized in accordance with accepted accounting procedures, and extraordinary expenses, incurred by (i) C-K Growth and Income Fund, C-K Utilities Fund and C-K U.S. Stock Fund in excess of 1.00% of average net asset value per annum, (ii) each of C-K International Fund For Growth and N-K Tiger Fund in excess of 1.75% of average net asset value per annum and (iii) C-K Strategic Income Fund in excess of 0.80% of average net asset value per annum, in each case for the period beginning May 1, 1997 until April 30, 1998.


The expenses payable by the Funds include, among other things, the management fees payable to KASC, described above; fees for services of independent accountants; consultant fees; legal fees; transfer agent, custodian and portfolio record keeping and tax information services fees; fees for pricing and recordkeeping services, and of equipment for communication among the Funds' custodian, KASC, Colonial, Newport and others; taxes and fees for the preparation of the Funds' tax returns; brokerage fees and commissions; interest; costs of Board of Trustees and shareholder meetings; cost of updates and printing of prospectuses and reports to shareholders; fees for filing reports with regulatory bodies and the maintenance of the Trust's existence; membership dues for industry trade associations; fees to federal authorities for the registration of the shares of the Funds; fees and expenses of Trustees who are not directors, officers, employees or stockholders of KASC, Colonial, Newport or their affiliates; insurance and fidelity bond premiums; and other extraordinary expenses of a non-recurring nature.


It is the policy of the Trust that expenses directly charged or attributable to any particular Fund will be paid from the assets of that Fund. General expenses of the Trust will be allocated among and charged to the assets of each of the Funds on a basis that the Board of Trustees deems fair and equitable, which may be based on the relative assets of each Fund or the nature of the services performed and their relative applicability to each Fund.

                           Purchases and Redemptions


The Participating Insurance Companies place daily orders to purchase and redeem shares of each Fund based on, among other things, the net amount of purchase payments to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts and VLI policies, including deductions for fees and charges by the applicable insurance company separate account. The Trust continuously offers and redeems shares at net asset value without the addition of any selling commission, sales load or redemption charge. Shares are sold and redeemed at their net asset value as next determined after receipt of purchase payments or redemption requests, respectively, by the separate accounts. Similarly, shares are sold or redeemed as a result of such other transactions under the VA contracts and VLI policies at the net asset value computed for the day on which such transactions are effected by the separate accounts. The right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations.


                               Investment Return


The total return from an investment in a Fund is measured by the distributions received (assuming reinvestment of all distributions) plus or minus the change in the net asset value per share for a given period. A total return percentage is calculated by first dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and then subtracting 1.0. A Fund's average annual total return is determined by computing the annual percentage change in value of a $1,000 investment in such Fund for a specified period, assuming reinvestment of all dividends and distributions.


Performance information describes a Fund's performance for the period shown and does not predict future performance. Comparison of a Fund's yield or total return with those of alternative investments should consider differences between the Fund and the alternative investments. A Fund's investment performance figures do not reflect the cost of insurance and the separate account fees and charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies, and which will decrease the return realized by a contract or policyholder.

                                Net Asset Value

The initial net asset value of each Fund (other than C-K International Fund For Growth and N-K Tiger Fund) at the commencement of operations was established at $10.00. The initial net asset value of each of C-K International Fund For Growth and N-K Tiger Fund was established at $2.00. The net asset value per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time). Net asset value per share is calculated for each Fund by dividing the current market value of total portfolio assets, less all liabilities (including accrued expenses), by the total number of shares outstanding. Net asset value is determined on each day when the NYSE is open, except on such days in which no order to purchase or redeem shares is received. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain federal and other holidays.

All assets denominated in foreign currencies are converted to U.S. dollars. The books and records of the Trust are recorded in U.S. dollars.

Fund securities are valued based on market quotations or, if such quotations are not available, at fair market value determined in good faith under procedures established by the Board of Trustees. Investments maturing in 60 days or less are valued at amortized cost.

                                 Distributions

Each Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating

Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including the advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

                                     Taxes

Each Fund intends to elect to be treated and to qualify as a "regulated investment company" under Subchapter M of the Code. As a result of such election, for any tax year in which a Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, to the extent a Fund distributes its taxable net investment income and its net realized long-term and short-term capital gains, that Fund will not be subject to federal income tax, and the income of the Fund will be treated as the income of its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies.

Among the conditions for qualification and avoidance of taxation at the Trust level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by each Fund. Any of the applicable diversification requirements could require a sale of assets of a Fund that would affect the net asset value of the Fund.

In addition, the Tax Reform Act of 1986 made certain changes to the tax treatment of regulated investment companies, including the imposition of a nondeductible 4% excise tax on certain undistributed amounts. To avoid this tax, each Fund must declare and distribute to its shareholders by the end of each calendar year at least 98% of ordinary income earned during that calendar year and at least 98% of capital gain net income, net of carry-forward losses, if any, realized for the twelve-month period ending October 31 of that year, plus any remaining undistributed income from the prior year.

Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Trust and its Funds will be Participating Insurance Companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts and retirement plans. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy.

Each Fund intends to comply with the requirements of Section 817(h) of the Code and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Funds may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the Participating Insurance Company offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Trust believes it is in compliance with these requirements.

The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which a variable insurance contract owner's control of the investments of a segregated asset account may cause such owner, rather than the insurance company, to be treated as an owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.

The Trust therefore may find it necessary, and reserves the right to take action to assure, that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of any Fund or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the contract and policy owners with interests invested in the affected Fund and without prior approval of the Securities and Exchange Commission, or the approval of a majority of such owners, to the extent legally required.

To the extent a Fund invests in foreign securities, investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced tax or exemption from tax on such income.

Gains and losses from foreign currency dispositions, foreign-currency denominated debt securities and payables or receivables, and foreign currency forward contracts are subject to special tax rules that generally cause them to be recharacterized as ordinary income and losses, and may affect the timing and amount of the Fund's recognition of income, gain or loss.

In order to avoid adverse tax consequences, a Fund may be required to limit its equity investments in non-U.S. corporations that are treated as "passive foreign investment companies" under the Code. C-K International Fund For Growth, however, does invest in such entities. See "PASSIVE FOREIGN INVESTMENT COMPANIES" in the Statement of Additional Information.

It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets, if any, to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Funds intend to operate so as to qualify for treaty-reduced tax rates where applicable.

The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                           Shareholder Communications

Owners of VA contracts and VLI policies, issued by the Participating Insurance Companies or for which shares of one or more Funds are the investment vehicles, receive from the Participating Insurance Company unaudited semi-annual financial statements and audited year-end financial statements of such Funds certified by the Trust's independent auditors. Each report shows the investments owned by each Fund and provides other information about the Trust and its operations. Copies of such reports may be obtained from the Participating Insurance Company or the Secretary of the Trust.

                   Organization, Meetings, and Voting Rights

The Trust is organized as a Massachusetts business trust under an Agreement and Declaration of Trust ("Declaration of Trust") dated March 4, 1993. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series as the Board of Trustees may authorize. Each Fund is a separate series of the Trust.

Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees with respect to that Fund, and all shares of a Fund have equal rights in the event of liquidation of that Fund.

The Trust is not required to hold annual meetings and does not intend to do so. However, special meetings may be called for purposes such as electing Trustees or approving an amendment to an advisory contract. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required to vote separately by Fund. Shareholders have the power to remove Trustees and to call meetings to consider removal.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund also is believed to be remote.

                             Additional Information

This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained from the Commission or may be examined at the office of the Commission in Washington, D.C.

   OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS, AND POLICIES OF THE FUNDS

A number of the investment policies and techniques referred to below are subject to certain additional risks described more fully in the Statement of Additional Information.

                               Short-Term Trading


In seeking each Fund's objective, Colonial (or Newport, in the case of The N-K Tiger Fund) will buy or sell portfolio securities whenever it believes it is appropriate. The decisions of Colonial or Newport will not generally be influenced by how long the Fund may have owned the security. A Fund may buy securities intending to seek short-term trading profits, subject to limitations imposed by the Code. A change in the securities held by a Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups, custodian fees and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause a Fund to realize net short-term capital gains, such gains will be taxable as ordinary income.

As a result of a Fund's investment policies, under certain market conditions, a Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Funds cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for each Fund will be no greater than 100%. C-K Utilities Fund and C-K International Fund For Growth may have a higher rate of turnover than the other Funds or alternative investment funds because of the flexibility of their investment policies permitting shifts between different types of investments and the use of aggressive strategies and investments. The portfolio turnover rates of the Funds for the period ended December 31, 1996 are shown under "FINANCIAL HIGHLIGHTS" above. A Fund's portfolio turnover rate is not a limiting factor when Colonial or Newport considers a change in the Fund's portfolio.

   Certain Investment Considerations Pertaining to Government Debt Securities

Each of C-K Growth and Income Fund and C-K Strategic Income Fund may, as part of its normal investment program, invest in U.S. Government Securities. Similarly, each of C-K International Fund for Growth and C-K Strategic Income Fund may, as part of its normal investment program, invest in foreign government debt securities.

While U.S. Government Securities are considered virtually free of default risk, their values nevertheless generally fluctuate inversely with changes in interest rates. Further, U.S. Government Securities consisting of mortgage-backed securities, CMOs or REMICs may decline in value more substantially than comparable maturity treasury securities given an interest rate increase, but may not increase in value as much given an interest rate decline. See "Mortgage-Backed Securities" and "Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs)" below.

The values of foreign government debt securities generally fluctuate inversely with changes in interest rates in the countries where the securities are issued. Foreign government debt securities are also subject generally to the additional special risks and other considerations pertaining to investments in foreign securities discussed below under "Foreign Securities."


                    Cash Reserves and Repurchase Agreements


Each of the Funds may invest temporarily available cash in U.S. dollar denominated money market instruments. N-K Tiger Fund also may purchase foreign currency denominated instruments. Such money market instruments will be limited to high-quality securities rated within the two highest credit categories by any nationally recognized securities rating organization or, if not rated, of comparable investment quality as determined by Colonial or Newport. Such domestic money market instruments may include: U.S. Government securities; certificates of deposit; bankers' acceptances; bank time deposits; commercial paper; short-term corporate debt securities; and repurchase agreements with a securities dealer or bank. In these repurchase transactions, the underlying security, which is held by the custodian through the federal book-entry system for a Fund as collateral, will be marked to market on a daily basis to ensure full collateralization of the repurchase agreement. In the event of a bankruptcy or default of certain sellers of repurchase agreements, a Fund could experience costs and delays in liquidating the underlying security and might incur a loss if such collateral held declines in value during this period. Not more than 15% of a Fund's total assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.


    Forward Commitments and When-Issued Securities; Dollar Roll Transactions


Each of C-K Growth and Income Fund, C-K Utilities Fund and C-K Strategic Income Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. When such transactions are negotiated, the price of such securities is fixed at the time of the commitment, but delivery and payment for the securities may take place up to 120 days after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Colonial does not believe that the net asset value or income of the Funds will be adversely affected by the purchase of securities on a when-issued or forward commitment basis. The Funds will not enter into such transactions for leverage (borrowing) purposes.


C-K Strategic Income Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

                              Foreign Securities

N-K Tiger Fund normally will remain fully invested in equity securities of companies located in the Tiger countries. C-K International Fund For Growth normally invests primarily in foreign securities. Investments in foreign securities include sovereign risks and risks pertaining to the local economy in the country or countries in which the foreign issuer conducts business. C-K Strategic Income Fund may invest any portion of its assets in securities issued or guaranteed by foreign governments. C-K Growth and Income Fund also may invest in foreign securities. Investments in foreign securities also involve certain risks that are not typically associated with investing in domestic issuers, including: (i) foreign securities traded for foreign currencies and/or denominated in foreign currencies may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies;
(ii) less publicly available information about the securities and about the foreign company or government issuing them; (iii) less comprehensive accounting, auditing, and financial reporting standards, practices, and requirements; (iv) securities markets outside the United States may be less developed or efficient than those in the United States and government supervision and regulation of those securities markets and brokers and the issuers in those markets is less comprehensive than that in the United States; (v) the securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers; (vi) settlement of transactions with respect to foreign securities may sometimes be delayed beyond periods customary in the United States; (vii) fixed brokerage commissions on certain foreign securities exchanges and custodial costs with respect to securities of foreign issuers generally exceed domestic costs; and (viii) with respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, taxation at the source of the income payment or dividend distribution, difficulties in enforcing judgements, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments that could adversely affect United States investments in those countries.


C-K International Fund For Growth's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures. See "DESCRIPTION OF CERTAIN INVESTMENTS: Investments in Less Developed Countries" in the Statement of Additional Information for a list of the countries whose economies or securities markets currently are considered by Colonial not to be highly developed. Normally no more than 40% of the Fund's assets will be invested in such securities.


Foreign Currency Transactions. Transactions in foreign securities include currency conversion costs. N-K Tiger Fund, C-K International Fund For Growth, C-K Strategic Income Fund and C-K Growth and Income Fund may engage in currency exchange transactions to convert currencies to or from U.S. dollars. These Funds may purchase foreign currencies on a spot or forward basis. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Funds, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated.

C-K International Fund For Growth and C-K Strategic Income Fund also may buy and sell currency futures contracts and options thereon for such hedging purposes. C-K Strategic Income Fund also may buy or sell options on currencies for hedging purposes.

The Funds will not attempt, nor would they be able, to eliminate all foreign currency risk. The precise matching of foreign currency exchange transactions and the portfolio securities will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements which cannot be precisely forecast. Currency hedging does not eliminate fluctuations in the underlying prices of securities, but rather establishes a rate of exchange at some future point in time. Although hedging may lessen the risk of loss due to a decline in the value of the hedged currency, it tends to limit potential gain from increases in currency values.

The purchase and sale of foreign currencies on a forward basis and the purchase and sale of currency futures contracts and options thereon may present additional risks associated with the use of leverage. Leverage may magnify the effect of fluctuations in the values of the Fund's portfolio securities underlying these transactions. In accordance with Securities and Exchange Commission pronouncements, to reduce (but not necessarily eliminate) leverage, a Fund will either "cover" its obligations under such transactions by holding the currency (or rights to acquire the currency) it is obligated to deliver under such contracts, or deposit and maintain in a segregated account with its custodian high quality liquid debt securities, or equity securities denominated in the particular currency, equal in value to the Fund's obligations under such contracts.


ADRs. With respect to equity securities, each of N-K Tiger Fund, C-K International Fund For Growth, C-K Growth and Income Fund and C-K U.S. Stock Fund may purchase American Depositary Receipts ("ADRs"). ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company representing the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of that bank or a corresponding bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are registered domestically, easily transferable and for which market quotations are readily available; and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting, and financial reporting standards as domestic issuers. Investments in ADRs, however, are otherwise subject to the same general considerations and risks pertaining to foreign securities described above.

See "DESCRIPTION OF CERTAIN INVESTMENTS: Investments in Less Developed Countries;" "Foreign Currency Transactions;" "Forward Currency and Futures Contracts;" "Currency Options;" "Settlement Procedures;" "Foreign Currency Conversion;" and "Passive Foreign Investment Companies" in the Statement of Additional Information for more information about foreign investments.

                           Mortgage-Backed Securities


C-K Strategic Income Fund and C-K Growth and Income Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or FHLMC). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers. The Fund will only invest in mortgage-backed securities that are issued or guaranteed by governmental entities.

Unscheduled or early repayment of principal on mortgage-backed securities (arising from prepayment of principal due to the sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. The Fund may only be able to invest prepaid principal at lower yields. The prepayment of securities purchased at a premium may result in losses equal to the premium. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. This is because the mortgages underlying the securities can be prepaid, and prepayment rates tend to increase as interest rates decline (effectively shortening the mortgage-backed security's maturity) and decrease as interest rates rise (effectively lengthening the mortgage-backed security's maturity).


C-K Strategic Income Fund also may invest in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only securities). These securities tend to be more volatile than other types of debt securities. The interest only class involves the risk of loss of the entire value of the investment if the underlying mortgages are prepaid. In the case of principal only class securities, the Fund recognizes (accrues) as income for accounting purposes a portion of the difference between purchase price and face value. Because the Fund includes this accrued income in calculating its dividend even though it has not received payment, the Fund may have to sell other investments to obtain cash needed to make income distributions.

                   Collateralized Mortgage Obligations (CMOs)
             and Real Estate Mortgage Investment Conduits (REMICs)


C-K Strategic Income Fund and C-K Growth and Income Fund may invest in CMOs and REMICs of investments grade or considered by Colonial to be of comparable quality. CMOs and REMICs are debt securities issued by special-purpose trusts collateralized by underlying mortgage loans or pools of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA. CMOs and REMICs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special-purpose subsidiaries of the foregoing.


CMOs and REMICs are not, however, "mortgage pass-through" securities, such as those described above under "Mortgage-Backed Securities." Rather they are pay-through securities, i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs and REMICs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a fixed-income security backed by such pledged assets. CMOs and REMICs typically are structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. One class (the Residual) is in the nature of equity. The Fund will not invest in the Residual class. Although the structures of CMOs and REMICs vary greatly, monthly payments of principal, including prepayments, typically are first returned to the investors holding the shortest maturity class; investors holding longer maturity classes typically receive principal payments only after the shorter class or classes have been retired. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy and may incur a loss. Principal on a REMIC, CMO or other mortgage-backed security may be prepaid if the underlying mortgages are prepaid. Because of the prepayment feature these investments may not increase in value when interest rates fall. The Fund may be able to invest prepaid principal only at lower yields. The prepayment of REMICs, CMOs or other mortgage-backed securities purchased at a premium may result in losses equal to the premium.

                               Zero-Coupon Bonds

C-K Strategic Income Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero-coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero-coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero-coupon bond's purchase price and its face value. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

                          High Yield, High Risk Bonds

C-K Strategic Income Fund may invest a significant portion of its assets in lower rated bonds (commonly referred to as "junk bonds") which are regarded as speculative as to payment of principal and interest. Relative to comparable securities of higher quality:


1.  The market price is likely to be more volatile because:

    a. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default;


    b. the secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;


    c. existing or future legislation limits and may further limit (i) investment by certain institutions and (ii) tax deductibility of the interest by the issuer, which may adversely affect value; and

    d. certain high yield, high risk bonds do not pay interest in cash on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.

2. The Fund's achievement of its investment objectives in respect of investments in high yield, high risk bonds is more dependent on Colonial's credit analysis.

3. High yield, high risk bonds are less sensitive to interest rate changes but are more sensitive to adverse economic developments.

                          Foreign Stock Index Futures

C-K International Fund For Growth may purchase futures contracts on foreign stock indexes (index futures). Under an index future, the Fund will either receive or pay cash on a specified maturity date, based on the value of a specified stock index on that date. The Fund may also seek to "close out" an index futures position before the maturity date, realizing either a gain or a loss, by entering into an offsetting transaction on a futures exchange. The Fund may invest in index futures to invest cash temporarily pending investment in stocks, but not to hedge against market declines.


                        Writing Covered Call Options and
                  Purchasing Covered Put Options on Securities

C-K Utilities Fund may write covered call options and purchase put options on stocks to hedge. A call option gives the purchaser the right to buy from the Fund, and a put option gives the Fund the right to sell to the seller of the put, a specified security at the exercise price at any time prior to the expiration of the contract. The Fund will receive a premium from writing a call option which increases its return on the underlying security if the option expires or is closed out at a profit. Written calls may obligate the Fund to sell the underlying security at a below market price. The Fund will pay a premium for a put option, which will represent a loss to the Fund if the option expires unexercised. Both are exercisable at any time prior to expiration.

                             Interest Rate Futures

C-K Strategic Income Fund may engage in transactions involving interest rate futures contracts and options thereon to hedge against changes in interest rates. See "DESCRIPTION OF CERTAIN INVESTMENTS: Futures Contracts and Related Options" in the Statement of Additional Information. The Fund will engage in such activities only with respect to securities it may otherwise purchase or indices composed of such securities. The Fund will enter into such futures contracts only when, in compliance with the requirements of the Securities and Exchange Commission, cash or high quality liquid debt securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

                        Certain Policies to Reduce Risk

Each Fund has adopted certain fundamental investment policies in managing its portfolio that are designed to maintain the portfolio's diversity and reduce risk. Each Fund will not: (i) with respect to 75% of each Fund's total assets, invest in more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of its total assets in the securities of any one issuer; or (ii) borrow money except temporarily from banks to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and in amounts not exceeding 10% of each Fund's total assets. Limitation (i) does not apply to the C-K International Fund For Growth or, in the case of the other Funds, to U.S. Government Securities. The investment policies described above in this paragraph are fundamental and may be changed for a Fund only by approval of that Fund's shareholders.


It is the policy of each Fund that when Colonial (or Newport, as the case may be) deems a temporary defensive position advisable, the Fund may invest, without limitation (i.e., up to 100% of its assets), in high-quality fixed-income securities, or hold assets in cash or cash equivalents, to the extent Colonial (or Newport, as the case may be) believes such alternative investments to be less risky than those securities in which the Fund normally invests.

Additional investment restrictions are set forth in the Statement of Additional Information.


          CHANGES TO INVESTMENT OBJECTIVES AND NON-FUNDAMENTAL POLICIES

The Funds may not always achieve their investment objectives. The Funds investment objectives and nonfundamental policies may be changed without shareholder approval. The holders of VA Contracts and VLI Policies will be notified at least thirty days prior to any material change in a Fund's investment objective. A Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without shareholder majority approval.

                                   APPENDIX A

Description of Bond Ratings

The ratings of certain debt instruments in which one or more of the Funds may invest are described below:


Standard and Poor's Corporation--Bond Ratings

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears.

Plus (+) or minus (-) are modifiers relative to the standing within the major rating categories.

Moody's Investors Service, Inc.--Bond Ratings

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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


                                   APPENDIX B


            C-K Strategic Income Fund -- Schedule of Portfolio Asset
                         Composition by Rating For 1996


                                        Month
            --------------------------------------------------------------
Rating       January    February    March    April      May       June
            ---------- ----------- -------- -------- ---------- ----------
                              (percentage of portfolio)
            --------------------------------------------------------------
Aaa/AAA         44.0%       45.8%      41.7%    44.7%    40.7%      40.0%
Aa/AA   ...      8.3%        8.1%       8.5%     8.6%    13.0%      13.1%
A/A  ......      0.0%        0.0%       0.0%     0.0%     0.0%       0.0%
Baa/BBB          1.8%        1.7%       1.7%     0.0%     0.0%       0.0%
Ba/BB   ...     11.1%       10.6%      10.8%    11.1%    10.2%      9.5%
B/B  ......     32.8%       31.7%      34.4%    32.9%    33.4%      34.1%
Caa/CCC          2.0%        2.0%       2.8%     2.7%     2.7%       3.4%
Ca/CC   ...      0.0%        0.0%       0.0%     0.0%     0.0%       0.0%
C    ......      0.0%        0.0%       0.0%     0.0%     0.0%       0.0%
D    ......      0.0%        0.0%       0.0%     0.0%     0.0%       0.0%
Unrated          0.0%        1.4%       0.0%     0.0%     0.0%       0.0%
              ------      ------     ------   ------   ------     ------
Total   ...    100.0%      100.0%     100.0%   100.0%   100.0%     100.0%
              ======      ======     ======   ======   ======     ======


                                           Month
            -------------------------------------------------------------------
Rating        July      August    September    October    November   December
            ---------- --------- ------------ ---------- ----------- ----------
                                 (percentage of portfolio)
            -------------------------------------------------------------------
Aaa/AAA         44.1%      41.3%      38.7%       34.3%       36.3%      37.0%
Aa/AA   ...     11.9%      16.3%      19.1%       19.5%       19.4%      19.0%
A/A  ......      0.0%       0.0%       0.0%        0.0%        0.0%       0.0%
Baa/BBB          0.0%       0.0%       0.0%        0.0%        0.0%       0.0%
Ba/BB   ...      9.8%       9.4%       8.9%        9.4%        9.9%       9.6%
B/B  ......     30.8%      29.9%      30.3%       33.9%       30.4%      30.4%
Caa/CCC          3.3%       3.1%       3.0%        3.0%        4.0%       4.0%
Ca/CC   ...      0.0%       0.0%       0.0%        0.0%        0.0%       0.0%
C    ......      0.0%       0.0%       0.0%        0.0%        0.0%       0.0%
D    ......      0.0%       0.0%       0.0%        0.0%        0.0%       0.0%
Unrated          0.0%       0.0%       0.0%        0.0%        0.0%       0.0%
              ------     ------     ------      ------      ------     ------
Total   ...    100.0%     100.0%     100.0%      100.0%      100.0%     100.0%
              ======     ======     ======      ======      ======     ======

                            1996
Rating           (percentage of portfolio)
                 ---------------------------
Aaa/AAA   ......            40.7%
Aa/AA  .........            13.7%
A/A    .........             0.0%
Baa/BBB   ......             0.4%
Ba/BB  .........            10.0%
B/B    .........            32.1%
Caa/CCC   ......             3.0%
Ca/CC  .........             0.0%
C   ............             0.0%
D   ............             0.0%
Unrated   ......             0.0%
                          ------
Total  .........           100.0%
                          ======

                        [Page intentionally left blank]

                        KEYPORT VARIABLE INVESTMENT TRUST

                   Federal Reserve Plaza, 600 Atlantic Avenue
                           Boston, Massachusetts 02210




                       STATEMENT OF ADDITIONAL INFORMATION
                                Dated May 1, 1997


         The Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Trust's Prospectus, dated May 1, 1997 and any supplement thereto, which may be obtained at no charge by calling Keyport Financial Services Corp. at (800) 437-4466, or by contacting the applicable Participating Insurance Company, or the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company.


         The date of this SAI is May 1, 1997.

               TABLE OF CONTENTS

ITEM                                              PAGE

INVESTMENT MANAGEMENT AND OTHER SERVICES ......   S-3
         General ..............................   S-3
         KASC's Responsibilities ..............   S-4
         Trust Charges and Expenses ...........   S-4

INVESTMENT RESTRICTIONS .......................   S-6
         C-K Growth and Income Fund ...........   S-6
         C-K Utilities Fund ...................   S-7
         C-K International Fund For Growth ....   S-8
         C-K U.S. Stock Fund ..................   S-10
         C-K Strategic Income Fund ............   S-12
         N-K Tiger Fund .......................   S-13

MORE FACTS ABOUT TRUST ........................   S-14
         Mixed and Shared Funding .............   S-14
         Organization .........................   S-15
         Trustees and Officers ................   S-16
         Principal Holders of Securities ......   S-18
         Custodians ...........................   S-19

OTHER CONSIDERATIONS ..........................   S-19
         Portfolio Turnover ...................   S-19
         Suspension of Redemptions ............   S-20
         Valuation of Securities ..............   S-20
         Portfolio Transactions ...............   S-21

DESCRIPTION OF CERTAIN INVESTMENTS ............   S-23
         Money Market Instruments .............   S-24
         Investments in Less Developed Countries  S-26
         Foreign Currency Transactions ........   S-27
         Options on Securities ................   S-31
         Futures Contracts and Related Options    S-31
         Passive Foreign Investment Companies .   S-34
         Securities Loans .....................   S-34

INVESTMENT PERFORMANCE ........................   S-34

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENT   S-36

         Keyport Variable Investment Trust (the "Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust currently offers six Funds: Colonial-Keyport Growth and Income Fund ("C-K Growth and Income Fund"); Colonial-Keyport Utilities Fund ("C-K Utilities Fund"); Colonial-Keyport International Fund For Growth ("C-K International Fund For Growth"); Colonial-Keyport U.S. Stock Fund ("C-K U.S. Stock Fund"); Colonial-Keyport Strategic Income Fund ("C-K Strategic Income Fund"); and Newport-Keyport Tiger Fund ("N-K Tiger Fund"). The Trust may add or delete Funds from time to time. The Trust commenced operations on July 1, 1993.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES
General


         Keyport Advisory Services Corp. ("KASC") serves as Manager pursuant to three investment advisory agreements between the Trust on behalf of one or more of the Funds and KASC (the "Management Agreements"). KASC is a direct wholly-owned subsidiary of Keyport Life Insurance Company ("Keyport"), which is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). As of March 31, 1997, approximately 80.6% of the combined voting power of LFC's outstanding voting stock was owned, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual").

         KASC and the Trust, on behalf of each Fund (other than N-K Tiger Fund), have entered into a separate Sub-Advisory Agreement ("Colonial Sub-Advisory Agreements") with Colonial Management Associates, Inc. ("Colonial"). Colonial is an indirect wholly owned subsidiary of LFC.


         KASC and the Trust, on behalf of the N-K Tiger Fund, have entered into a separate Sub-Advisory Agreement (the "Newport Sub-Advisory Agreement") with Newport Fund Management, Inc. ("Newport"). Newport is an indirect wholly owned subsidiary of LFC.


         Keyport Advisory Services Corp. Keyport owns all of the outstanding common stock of KASC. The directors and principal executive officer of KASC are:
John W. Rosensteel, (principal executive officer); John E. Arant, III; James J. Klopper; and Paul H. LeFevre, Jr. Mr. Rosensteel also is a director of Keyport Financial Services Corp. ("KFSC"), the principal underwriter for shares of the Funds.

         Colonial Management Associates, Inc. The Colonial Group, Inc., One Financial Center, Boston, Massachusetts 02111, owns all of the outstanding common stock of Colonial. LFC owns all of the outstanding common stock of The Colonial Group, Inc. The directors and principal executive officer of Colonial are Bonny E. Boatman, Sheila A. Carroll, Harold W. Cogger (principal executive officer), Carl C. Ericson, C. Frazier Evans, Donald S. MacKinnon, Charles A. O'Neill, Helen Frame Peters, Daniel Rie, Davey S. Scoon and Arthur O. Stern.

         Newport. Newport Pacific Management, Inc. ("Newport Pacific") owns all of the outstanding common stock of Newport. Liberty Newport Holdings, Ltd. ("LNH") owns all of the outstanding common stock of Newport Pacific. LFC owns all of the outstanding stock of LNH. The directors and principal executive officer of Newport are John M. Mussey (principal executive officer), Sabino Marinella, Kenneth R. Leibler, Lindsay Cook, Thomas R. Tuttle, Pamela Frantz and Linda Couch.

         The Management Agreements and the Sub-Advisory Agreements provide that none of KASC, Colonial or Newport, nor any of their respective directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of any Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by KASC, Colonial or Newport of its respective duties under the Agreement and the Sub-Advisory Agreements to which it is party, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of KASC, Colonial or Newport, as the case may be, in the performance of its respective duties or from reckless disregard by KASC, Colonial or Newport, as the case may be, of its respective obligations and duties under the Management Agreements and Sub-Advisory Agreements.


KASC's Responsibilities


         In addition to its duties described in the Prospectus, KASC, in furtherance of such duties and responsibilities, gathers and evaluates general economic, statistical, and financial data for presentation to the Board of Trustees, recommends, following inquiry, the addition or deletion of Funds, assists Colonial and Newport in the performance of their respective duties, coordinates the provision of information to shareholders, coordinates with Colonial, Newport and KFSC to provide requested performance information and coordinates the activities of other service entities such as (i) the custodian,
(ii) independent auditors, (iii) outside legal counsel, (iv) Colonial as the transfer agent or as delegated to perform administrative duties, and (v) KFSC.


         KASC, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under the Agreement and pays all compensation of the Trustees, officers, and employees who are employees of KASC, KFSC or Keyport. Employees of other affiliates of KASC are paid by such other affiliates.

Trust Charges and Expenses

         Each of C-K Growth and Income Fund and C-K Utilities Fund commenced operations on July 1, 1993. C-K International Fund For Growth commenced operations on May 2, 1994. Each of C-K U.S. Stock Fund and C-K Strategic Income Fund commenced operations on July 5, 1994. N-K Tiger Fund commenced operations on May 1, 1995.


         Management Fees. Each Fund listed below paid KASC management fees as follows during each year in the three year period ended December 31, 1996, pursuant to the Management Agreements described in the Prospectus:

                                        1994      1995       1996
                                     --------   --------   --------
C-K Growth and Income Fund:          $273,406   $384,179   $538,173
C-K Utilities Fund:                  $269,227   $284,469   $315,944
C-K International Fund For Growth:    $88,260   $183,697   $224,146
C-K U.S. Stock Fund:                  $48,403    $237,54   $418,745
C-K Strategic Income Fund:            $36,266   $181,811   $322,142
N-K Tiger Fund:                            --    $86,228   $258,891

         Certain Administrative Expenses. During each year in the three year period ended December 31, 1996 each Fund listed below made payments as follows to Colonial or an affiliate thereof for pricing and bookkeeping services.

                                      1994        1995       1996
                                    --------    --------   --------
C-K Growth and Income Fund:          $27,000    $30,524     $40,025
C-K Utilities Fund:                  $27,091    $27,000     $27,000
C-K International Fund For Growth:   $18,000    $27,000     $27,000
C-K U.S. Stock Fund:                 $13,500    $27,000     $27,000
C-K Strategic Income Fund:           $13,500    $27,000     $27,000
N-K Tiger Fund:                           --    $18,000     $27,000

         In addition, during each year in the three year period ended December 31, 1996 each Fund listed below made payments as follows to Colonial or an affiliate thereof for transfer agent services:

                                      1994        1995       1996
                                    --------    --------   --------
C-K Growth and Income Fund:          $7,500      $7,500     $7,500
C-K Utilities Fund:                  $7,500      $7,500     $7,500
C-K International Fund For Growth:   $5,000      $7,500     $7,500
C-K U.S. Stock Fund:                 $3,750      $7,500     $7,500
C-K Strategic Income Fund:           $3,750      $7,500     $7,500
N-K Tiger Fund:                          --      $5,000     $7,500

         Expense Limitations. KASC has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage, and other expenses which are capitalized in accordance with generally accepted accounting procedures, and extraordinary expenses, incurred by (i) each of C-K Growth and Income Fund, C-K Utilities Fund and C-K U.S. Stock Fund in excess of 1.00% of average net asset value per annum, (ii) each of C-K International Fund For Growth and the N-K Tiger Fund in excess of 1.75% of average daily net asset value per annum, and (iii) C-K Strategic Income Fund in excess of 0.80% of average daily net asset value per annum, in each case for the period from May 1, 1997 until April 30, 1998. Pursuant to such limitations the total expenses of C-K Strategic Income Fund were reduced during 1996 by $27,636.

                             INVESTMENT RESTRICTIONS

         In addition to the restrictions set forth in the Prospectus with respect to each Fund which are described as fundamental investment policies, the investment restrictions specified below with respect to each Fund as "Fundamental Investment Policies" have been adopted as fundamental investment policies of each Fund. Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectus and in this SAI, the term "majority of the outstanding voting securities" means the lesser of (i) 67% of the voting securities of a Fund present at a meeting where the holders of more than 50% of the outstanding voting securities of a Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental objectives, policies, or restrictions of that Fund.

         Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the diversification requirement of the Investment Company Act of 1940, as amended (the "1940 Act"), the issuer with respect to a security is the entity whose revenues support the security.

C-K Growth and Income Fund

         Fundamental Investment Policies.  The C-K Growth and Income Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2.   Invest up to 15% of its net assets in illiquid assets;

         3. Underwrite securities issued by others only when disposing of portfolio securities;

         4. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         5. Not concentrate more than 25% of its total assets in any one industry; and

         6. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

         Other Investment Policies. As non-fundamental investment policies of the C-K Growth and Income Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Own real estate unless it is acquired as the result of owning securities and not more than 5% of total assets;

         3. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceeds 5% of its total assets;

         4. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         5. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases;

         6. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old; or

         7.   Pledge more than 33% of its total assets.

C-K Utilities Fund

         Fundamental Investment Policies.  The C-K Utilities Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2.   Invest up to 15% of its net assets in illiquid assets;

         3. Underwrite securities issued by others only when disposing of portfolio securities;

         4. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

         Other Investment Policies. As non-fundamental investment policies of C-K Utilities Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Own real estate unless it is acquired as the result of owning securities and not more than 5% of total assets;

         3. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceeds 5% of its total assets;

         4. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         5. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases;

         6. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old; or

         7.   Pledge more than 33% of its total assets.

C-K International Fund For Growth

         Fundamental Investment Policies. The C-K International Fund For Growth may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

         6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets; and

         7. Not purchase any security issued by another investment company if immediately after such purchase the Fund would own in the aggregate (i) more than 3% of the total outstanding voting securities of such other investment company, (ii) securities issued by such other investment company having an aggregate value in excess of 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value in excess of 10% of the Fund's total assets.

         Other Investment Policies. As non-fundamental investment policies of the C-K International Fund For Growth which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases;

         4. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old;

         5.   Pledge more than 33% of its total assets;

         6. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in the securities of issuers which are restricted as to disposition;

         7.   Invest more than 15% of its net assets in illiquid assets;

         8. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 10% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value;

         9. With respect to 75% of total assets, purchase any voting security of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

        10. Purchase puts, calls, straddles, spreads, or any combination thereof if, as a result of such purchase, the Fund's aggregate investment in such securities would exceed 5% of total assets;

        11. Acquire any security issued by a person that, in its most recent fiscal year, derived 15% or less of its gross revenues from securities related activities (within the meaning of Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act")) if the Fund would control such person after such acquisition; or

        12. Acquire any security issued by a person that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities related activities (as so defined) unless (i) immediately after such acquisition of any equity security, the Fund owns 5% or less of the outstanding securities of that class of the issuer's equity securities, (ii) immediately after such acquisition of a debt security, the Fund owns 10% or less of the outstanding principal amount of the issuer's debt securities, and
              (iii) immediately after such acquisition, the Fund has invested not more than 5% of its total assets in the securities of the issuer.


C-K U.S. Stock Fund


         Fundamental Investment Policies.  The C-K U.S. Stock Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry; and

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.


         Other Investment Policies. As non-fundamental investment policies of C-K U.S. Stock Fund which may be changed without a shareholder vote, the Fund may not:


         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases;

         4. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old; and

         5.   Pledge more than 33% of its total assets;

         6. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in the securities of issuers which are restricted as to disposition;

         7.   Invest more than 15% of its net assets in illiquid assets;

         8. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 10% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value; or

         9. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets.

C-K Strategic Income Fund

         Fundamental Investment Policies.  The C-K Strategic Income Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

         Other Investment Policies. As non-fundamental investment policies of the C-K Strategic Income Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases;

         4. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old;

         5.   Pledge more than 33% of its total assets;

         6. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in the securities of issuers which are restricted as to disposition;

         7.   Invest more than 15% of its net assets in illiquid assets; or

         8. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 10% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

N-K Tiger Fund

         Fundamental Investment Policies.  The N-K Tiger Fund may not:

         1. With respect to 75% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         2. Underwrite securities issued by others except when disposing of portfolio securities;

         3. Buy or sell commodities or commodity contracts (other than currency forward contracts);

         4. Borrow amounts in excess of 5% of the Fund's net asset value, and only from banks as a temporary measure for extraordinary or emergency purposes and not for investment in securities. To avoid the untimely disposition of assets to meet redemptions it may borrow up to 20% of the net value of its assets to meet redemptions. The Fund will not make other investments while such borrowings referred to above in this item are outstanding. The Fund will not mortgage, pledge or in any other manner transfer, as security for indebtedness, any of its assets. (Short-term credits necessary for the clearance of purchases or sales of securities will not be deemed to be borrowings by the Fund.);

         5. Make loans, except that the Fund may: (a) acquire for investment a portion of an issue of bonds, debentures, notes or other evidences of indebtedness of a corporation or government; (b) enter into repurchase agreements, secured by obligations of the United States or any agency or instrumentality thereof;

         6.   Issue senior securities (except in accordance with 4 above);

         7. Concentrate more than 25% of its total assets in any one of its industry;

         8. Purchase or sell real estate, provided that securities of companies which deal in real estate or interests therein will not be deemed to be investments in real estate.

         Other Investment Policies. As non-fundamental investment policies of the N-K Tiger Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old;

         2.   Invest in companies for the purpose of exercising control;

         3. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

         4. Participate on a joint and several basis in any securities trading account;

         5.   Write or trade in put or call options;

         6. Purchase securities on margin, but the Fund may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities;

         7.   Engage in short sales of securities; or

         8. Invest in interests in oil, gas or other mineral exploration or development programs, including leases.

                           MORE FACTS ABOUT THE TRUST

Mixed and Shared Funding

         As described in the Prospectus, the Trust serves as the funding medium for VA contracts and VLI policies of Keyport, Independence Life & Annuity Company ("Independence"), a wholly owned subsidiary of Keyport, and Liberty Life Assurance Company of Boston ("Liberty Life"), 90%-owned subsidiary of Liberty Mutual. This is referred to as "mixed and shared funding." The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Board of Trustees monitors for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts of Participating Insurance Companies (as such term is defined in the Prospectus) might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

         At this time the Trust does not offer its shares to separate accounts of insurance companies that are unaffiliated with Keyport or Liberty Mutual, but may do so in the future.

Organization

         The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

         The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental policies.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts and general accounts of Keyport, Independence and Liberty Life. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund is also believed to be remote.

Trustees and Officers

         The Trustees and officers of the Trust, together with information as to their principal addresses and business occupations during the last five years, are shown below. An asterisk next to a name indicates that a Trustee is considered an "interested person" of the Trust (as defined in the 1940 Act).


                          Positions(s) held      Principal occupations
Name and Address          with the Trust         during past five years
================================================================================
Richard R. Christensen*   President and Trustee  President, Liberty Investment
Federal Reserve Plaza                            Services, Inc.; since 1994,
600 Atlantic Avenue                              President, Liberty Asset
Boston, MA 02210                                 Management Company
--------------------------------------------------------------------------------
John A. Bacon Jr.         Trustee                Private Investor
4N640 Honey Hill Road
Box 296
Wayne, IL 60184
--------------------------------------------------------------------------------
Salvatore Macera          Trustee                Private Investor
20 Rowes Wharf
Boston, MA  02109
--------------------------------------------------------------------------------
Dr. Thomas E. Stitzel                            Professor of Finance, College
2208 Tawny Woods Place    Trustee                of Business, Boise State
Boise, ID 83706                                  University; Business Consultant
                                                 and Author
--------------------------------------------------------------------------------
Timothy J. Jacoby         Treasurer and Chief    Treasurer and Chief Financial
One Financial Center      Financial Officer      Officer of the Colonial Funds;
Boston, MA 02111                                 Senior Vice President of
                                                 Colonial Management Associates,
                                                 Inc.; formerly Senior Vice
                                                 President, Fidelity Accounting
                                                 and Custody Services, Inc. and
                                                 Assistant Treasurer to the
                                                 Fidelity Group of Funds
--------------------------------------------------------------------------------
Peter L. Lydecker         Controller and Chief   Controller and Chief Accounting
One Financial Center      Accounting Officer     Officer of the Colonial Funds,
Boston, MA  02111                                Vice President, Colonial
                                                 Management Associates, Inc.

Daniel Rie                Vice President         Senior Vice President and Head
One Financial Center                             of the Equity Group,
Boston, MA  02111                                Colonial Management
                                                 Associates, Inc.
--------------------------------------------------------------------------------
John E. Lennon            Vice President         Vice President, Colonial
One Financial Center                             Management Associates, Inc.
Boston, MA  02111
--------------------------------------------------------------------------------
Michael H. Koonce         Vice President         Vice President and Counsel,
One Financial Center                             Colonial Management Associates,
Boston, MA  02111                                Inc. (1992-present); Associate,
                                                 Ropes & Gray, Boston, MA (prior
                                                 thereto)
--------------------------------------------------------------------------------
Carl C. Ericson           Vice President         Senior Vice President (Vice
One Financial Center                             President prior to 1996)
Boston, MA  02111                                Director and Manager of the
                                                 Taxable Fixed Income Group,
                                                 Colonial Management Associates,
                                                 Inc.
--------------------------------------------------------------------------------
John M. Mussey            Vice President         President, Newport Fund
580 California Street                            Management, Inc.
San Francisco, CA  94104
--------------------------------------------------------------------------------
John A. Benning           Secretary              Senior Vice President and
Federal Reserve Plaza                            General Counsel, Liberty
600 Atlantic Avenue                              Financial Companies, Inc.
Boston, MA 02210
--------------------------------------------------------------------------------
Kevin M. Carome           Assistant Secretary    Since April 1993, Associate
Federal Reserve Plaza                            General Counsel and Vice
600 Atlantic Avenue                              President (since February
Boston, MA 02210                                 1995), Liberty Financial
                                                 Companies, Inc.; Associate,
                                                 Ropes & Gray, prior thereto
--------------------------------------------------------------------------------


         As indicated in the above table, certain Trustees and officers of the Trust also hold positions with LFC, Keyport, KASC, KFSC, Colonial, Newport and/or certain of their affiliates. Certain of the Trustees and officers of the Trust hold comparable positions with certain other investment companies.

Compensation of Trustees

         The table set forth below presents certain information regarding the fees paid to the Trustees for their services in such capacity and total fees paid to them by all other investment companies affiliated with the Trust. Trustees do not receive any pension or retirement benefits from the Trust. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it.


                               Compensation Table
--------------------------------------------------------------------------------
                                                            Total Compensation
                                                            From the Trust and
                                                           Affiliated Investment
Name of Trustee            Aggregate 1996 Compensation*     Companies in 1996**
---------------            ---------------------------     ---------------------

Richard R. Christensen                    --                          --

John A. Bacon Jr                      $9,000                     $27,000

Salvatore Macera                       9,000                      27,000

Dr. Thomas E. Stitzel                  9,000                      27,000

------------
* Consists of Trustee fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,000 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting. Beginning in 1997, the fee for meetings attended in person has been increased to $1,500 per meeting.

** Includes Trustee fees paid by the Trust and Trustee fees paid by SteinRoe
   Variable Investment Trust.


Principal Holders of Securities


         All the shares of the Funds are held of record by sub-accounts of separate accounts of Keyport, Independence or Liberty Life on behalf of the owners of VA contracts and VLI policies or by the general account of Keyport. At March 31, 1997 the general account of Keyport owned of record 37.5% of C-K International Fund For Growth, 26.2% of C-K U.S. Stock Fund and 35.7% of N-K Tiger Fund. As of that date, Keyport's general account owned of record less than 25% of the outstanding shares of the other Funds. At all meetings of shareholders of the Funds, Keyport, Independence and Liberty Life will vote the shares held of record by subaccounts of their respective separate accounts as to which instructions are received from the VA contract and VLI policy owners on behalf of whom such shares are held only in accordance with such instructions. All such shares as to which no instructions are received (as well as, in the case of Keyport, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with Keyport's general account shares being voted in the proportions determined by instructing owners of Keyport VA contracts and VLI policies). There is no requirement as to the minimum level of instructions which must be received from policy and contract owners. Accordingly, each of Keyport,

Independence and Liberty Life disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of their respective separate accounts (or, in the case of Keyport, its general account). None of Keyport, Independence or Liberty Life know of any owner of a VA contract or VLI policy issued by it which on March 31, 1997 owned beneficially 5% or more of the outstanding shares of any Fund.


Custodians

         Boston Safe Deposit and Trust Company ("The Boston Company"), One Boston Place, Boston, Massachusetts 02108, is custodian of the securities and cash owned by the Funds, other than N-K Tiger Fund. UMB, n.a. ("UMB"), 928 Grand Ave., Kansas City, Missouri 64141, is custodian for N-K Tiger Fund. Each of the Boston Company and UMB is responsible for holding all securities and cash of each Fund for which it acts as custodian, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Trust. The custodians do not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Trust. Portfolio securities of the Funds purchased in the U.S. are maintained in the custody of the applicable custodian and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust Company or other security depository systems. Pursuant to the custodian agreement between the Trust and the applicable custodian, portfolio securities purchased outside the U.S. are maintained in the custody of various foreign branches of The Boston Company and/or third party subcustodians, including foreign banks and foreign securities depositories.

                              OTHER CONSIDERATIONS

Portfolio Turnover


         Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Funds cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for each Fund will be no greater than 100%. The portfolio turnover rates of the Funds are shown under "Financial Highlights" in the Prospectus.


         If a Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolios. The Funds pay brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities.

         C-K International Fund For Growth may be expected to experience higher portfolio turnover rates if such Fund makes a change in its investments from one geographic sector (e.g., Europe; Japan; emerging Asian markets; etc.) to another geographic sector. Costs will be greater if the change is from the sector in which the greatest proportion of its assets are invested.


Suspension of Redemptions

         The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (i) for any period during which trading on the New York Stock Exchange ("NYSE") is restricted or the NYSE is closed, other than customary weekend and holiday closing, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Funds is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

Valuation of Securities

         The assets of the Funds are valued as follows:

         Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Colonial (the Trust's pricing and bookkeeping agent) deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost when such cost approximates market value pursuant to procedures approved by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate as of 3:00 p.m. Eastern time. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trustees.

         The net asset value of shares of each Fund is normally calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on every day the NYSE is open for trading, except on days where both (i) the degree of trading in a Fund's portfolio securities would not materially affect the net asset value of that Fund's shares and (ii) no shares of a Fund were tendered for redemption and no purchase order was received. The NYSE is open Monday through Friday, except on the following national holidays: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Portfolio Transactions

         The Trust has no obligation to do business with any broker-dealer or group of broker-dealers in executing transactions in securities with respect to the Funds, and the Funds have no intention to deal exclusively with any particular broker-dealer or group of broker-dealers.


         Each of Colonial and Newport places the transactions of the Funds with broker-dealers selected by it and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time may also execute portfolio transactions with such broker-dealers acting as principals.

         Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is each Fund's policy and the policy of each of Colonial and Newport always to seek best execution, which is to place the Fund's transactions where the Fund can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when Colonial or Newport believes that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

         Subject to such policy of always seeking best execution, securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to Colonial, Newport, the Funds or other accounts as to which Colonial or Newport exercises investment discretion. Each of Colonial and Newport may use all, some or none of such research services in providing investment advisory services to each of its clients, including the Funds it advises. To the extent that such services are used by Colonial or Newport they tend to reduce their expenses. In the opinion of Colonial and Newport, it is impossible to assign an exact dollar value for such services.

         Subject to such policies as the Board of Trustees may determine, each of Colonial and Newport may cause a Fund to pay a broker-dealer that provides brokerage and research services to it an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for a Fund in excess of the amount of commission that another broker-dealer would have charged for effecting that transaction. As provided in
Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Each of Colonial and Newport must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided to it by the executing broker-dealer viewed in terms of that particular transaction or its overall responsibilities to the Fund and all its other clients.

         Certain of the other accounts of Colonial and Newport may have investment objectives and programs that are similar to those of the Funds. Accordingly, occasions may arise when each of Colonial and Newport engages in simultaneous purchase and sale transactions of securities that are consistent with the investment objectives and programs of a Fund and such other accounts. On those occasions, Colonial or Newport will allocate purchase and sale transactions in an equitable manner according to written procedures as approved by the Board of Trustees. Such procedures may, in particular instances, be either advantageous or disadvantageous to a Fund.

         The portfolio managers for the C-K International Fund For Growth are Bruno Bertocci and David Harris, each of whom is jointly employed by Colonial and Stein Roe & Farnham Incorporated ("Stein Roe"), an affiliate of Colonial and KASC and a wholly owned subsidiary of LFC. Messrs. Bertocci and Harris also are the portfolio managers for the Colonial International Fund For Growth, an open-end investment company sponsored by Colonial, and various investment company and non-investment company clients of Stein Roe. Colonial utilizes the trading facilities of Stein Roe to place all orders on behalf of the C-K International Fund For Growth and the Colonial International Fund For Growth for the purchase and sale of portfolio securities, futures contracts and foreign currencies. The C-K International Fund For Growth and the other accounts advised by Messrs. Bertocci and Harris sometimes invest in the same securities and sometimes enter into similar transactions utilizing futures contracts and foreign currencies. In certain cases, purchases and sales on behalf of the Fund and such other accounts will be bunched and executed on an aggregate basis. In such cases, each participating account (including the C-K International Fund for Growth) will receive the average price at which the trade is executed. Where less than the desired aggregate amount is able to be purchased or sold, the actual amount purchased or sold will be allocated among the participating accounts (including the C-K International Fund for Growth) in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, futures or currencies as far as the C-K International Fund for Growth is concerned, Colonial believes that in most cases these practices should produce better executions. It is the opinion of Colonial that the advantages of these practices outweigh the disadvantages, if any, which might result from them.

         Portfolio transactions on behalf of the C-K International Fund for Growth may be executed by broker-dealers who provide research services to Colonial and Stein Roe which are used in the investment management of such Fund or other accounts over which Colonial and Stein Roe exercise investment discretion. Such transactions will be effected in accordance with the policies described above. No portfolio transactions on behalf of the Fund will be directed to a broker-dealer in consideration of the broker-dealer's provision of research services to Colonial, or to Colonial and Stein

Roe, unless a determination is made that such research assists Colonial in its investment management of the C-K International Fund for Growth or other accounts over which Colonial exercises investment discretion (including, without limitation, the Colonial International Fund For Growth).

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution and such other policies as the Board of Trustees may determine, each of Colonial and Newport may consider sales of VA contracts and VLI policies as a factor in the selection of broker-dealers to execute securities transactions for the Funds.

         The table below shows information on brokerage commissions paid by each Fund during the periods indicated (other than C-K Strategic Income Fund, which did not pay commissions on any of its transactions).



                             C-K Growth    C-K          C-K
                             and Income  Utilities   International      C-K U.S.       N-K
                                Fund       Fund     Fund For Growth    Stock Fund     Tiger Fund
-------------------------------------------------------------------------------------------------
Total amount of brokerage    $ 35,863    $22,345       $92,485          $ 75,253       $109,515
commissions paid during
1996
-------------------------------------------------------------------------------------------------
Amount of such commissions   $  3,535    $ 4,081       $0               $0                   $0
paid to brokers or dealers
who supplied research
services
-------------------------------------------------------------------------------------------------
Amount of commissions paid   $  3,535    $ 4,081       $0               $0                   $0
to brokers or dealers that
were allocated to such
brokers or dealers because
of research services
provided to the Fund
-------------------------------------------------------------------------------------------------
Total amount of brokerage    $110,453    $24,902       $52,394          $ 81,150       $129,019
commissions paid during
1995
-------------------------------------------------------------------------------------------------
Total brokerage paid         $ 64,373    $37,872       $68,394          $ 31,950           --
during 1994
-------------------------------------------------------------------------------------------------



                       DESCRIPTION OF CERTAIN INVESTMENTS

         The following is a description of certain types of investments which may be made by one or more of the Funds.

Money Market Instruments

         As stated in the Prospectus, each Fund may invest in a variety of high-quality money market instruments. The money market instruments that may be used by each Fund may include:

         United States Government Obligations. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

         United States Government Agency Securities. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury Bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities);
(iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration).

         Bank and Savings and Loan Obligations. These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. The Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Funds will not invest in time-deposits maturing in more than seven days.

         Short-Term Corporate Debt Instruments. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Each Fund may purchase corporate debt securities having greater maturities.

         Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the value of that Fund's total assets would be invested in such agreements or other securities which are illiquid.

         The Funds will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Funds is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with commercial banks or registered broker-dealers.

         Adjustable Rate and Floating Rate Securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

         Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         Floating rate instruments (generally corporate notes, bank notes or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g. daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Investments in Less Developed Countries

         The C-K International Fund For Growth's investments in foreign securities may include investments in countries whose economies or securities markets are considered by Colonial not to be highly developed (referred to as "emerging market countries"). Normally no more than 40% of the Fund's assets will be invested in such emerging market countries. As of May 1, 1997, the following countries were considered by Colonial to be emerging market countries:


                                      Europe and
      Asia          Latin America     the Middle East    Africa
      ================================================================
      India         Argentina         Czech Republic     South Africa
      ----------------------------------------------------------------
      Indonesia     Brazil            Egypt
      ----------------------------------------------------------------
      Korea         Chile             Greece
      ----------------------------------------------------------------
      Pakistan      Colombia          Hungary
      ----------------------------------------------------------------
      Philippines   Mexico            Israel
      ----------------------------------------------------------------
      Sri Lanka     Peru              Jordan
      ----------------------------------------------------------------
      Taiwan        Venezuela         Portugal
      ----------------------------------------------------------------
      Thailand                        Russia
      ----------------------------------------------------------------
                                      Turkey
      ----------------------------------------------------------------


         N-K Tiger Fund invests primarily in companies located in the Tiger countries of East Asia, which include Indonesia, Korea, the Philippines, Taiwan and Thailand.

Foreign Currency Transactions

         Each of C-K International Fund For Growth, N-K Tiger Fund, C-K Strategic Income Fund and C-K Growth and Income Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. These Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. C-K International Fund For Growth and C-K Strategic Income Fund also may buy and sell currency futures contracts and options thereon for such hedging purposes. C-K Strategic Income Fund also may buy options on currencies for hedging purposes.

         A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

         For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with the Fund's Custodian an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency Forward and Futures Contracts

         Each of C-K International Fund For Growth, C-K Strategic Income Fund and N-K Tiger Fund will enter into such contracts only when cash or equivalents equal in value to either (i) the commodity value (less any applicable margin deposits) or (ii) the difference between the commodity value (less any applicable margin deposits) and the aggregate market value of all equity securities denominated in the particular currency held by the Fund have been deposited in a segregated account of the Fund's custodian. A forward currency contract involves an obligation to purchase or sell specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the Commodities Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. (N-K Tiger Fund may not invest in currency futures contracts.)

         Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments or variation margin.

Currency Options

         In general, options on currencies operate similarly to options on securities and are subject to many risks similar to those applicable to currency futures and forward contracts. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

         C-K Strategic Income Fund will only purchase or write currency options when Colonial believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

         The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the value of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

         The value of a currency option reflects the value of an exchange rate which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying currencies in connection with options at prices that are less favorable than for round-lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

Valuations

         There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement Procedures

         Settlement procedures relating to the Funds' investments in foreign securities and to their foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in such Funds' domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign Currency Conversion

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Options on Securities

         C-K Utilities Fund may write covered put options on securities and may purchase put options on securities. The Fund will only utilize options on securities that are exchange traded.

         A put option is a contract that gives the purchaser thereof, during the term of the option, the right to sell a specified amount of the security underlying the put option at the exercise price upon exercise of the option.

         Through the writing of a covered put option, the Fund will receive premium income but will also thereby obligate itself during the term of the option, upon the exercise thereof, to purchase from the holder of the put option the security underlying the option regardless of the market value of the security during the option period.

         To cover a put option written, the Fund may, for example, establish a segregated asset account with the Trust's custodian containing cash or liquid assets that, when added to amounts, if any, deposited with its broker as margin, equal the market value of the securities underlying the put option written.

         The Fund may purchase put options on securities for defensive purposes in order to hedge against an anticipated decline in the value of its portfolio securities. In addition, the Fund may write put options on securities, which may partially offset the effects of adverse changes in the value of the Fund's portfolio securities.

         Although these investment practices will be used to attempt to reduce the effect of any adverse price movement in the securities subject to the option, they do involve certain risks that are different, in some respects, from the investment risks associated with similar funds that do not engage in such activities. These risks include the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities at prices which may not reflect their current market values. In addition, when purchasing put options, the Fund is exposed to the possible loss of the entire premium paid if the option expires unexercised.

Futures Contracts and Related Options

         C-K Strategic Income Fund may engage in transactions involving interest rate futures contracts and options thereon to hedge against changes in interest rates. The Fund will engage in such transactions only with respect to securities it may otherwise purchase or indices composed of such securities.

         A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         The Fund will enter into futures contracts only when, in compliance with the SEC's requirements, cash or high quality liquid debt securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

Options on futures contracts

         The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The

Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

Risks of transactions in futures contracts and related options

         Successful use of futures contracts by the Fund is subject to Colonial's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Passive Foreign Investment Companies

         The C-K International Fund For Growth and N-K Tiger Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate and it could be increased by an interest charge on the deemed tax deferral. The Funds may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of the PFIC. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year.

Securities Loans


         C-K U.S. Stock Fund may make loans of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to the Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to the Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.


                             INVESTMENT PERFORMANCE

         Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentages may be calculated by dividing the value of a share at the end of a given period by the value of the share at the beginning of the period and subtracting one.

         Average Annual Total Return is computed as follows:

                                              n
                                  ERV = P(1+T)

         Where:  P    =  a hypothetical initial payment of $1,000

                 T    =  average annual total return

                 n    =  number of years

                 ERV  =  ending redeemable value of a
                         hypothetical $1,000 payment made at
                         the beginning of the period (or
                         fractional portion thereof).

         For example, for a $1,000 investment in the Funds, the "Total Return", the "Total Return Percentage" and (where applicable) the "Average Annual Total Return" for the life of each Fund listed below (the period from July 1, 1993 in the case of C-K Growth and Income Fund and C-K Utilities Fund; May 1, 1994, in the case of C-K International Fund For Growth; July 5, 1994 in the case of C-K U.S. Stock Fund and C-K Strategic Income Fund; and May 1, 1995, in the case of N-K Tiger Fund) through December 31, 1996 were:


================================================================================
                                    Total     Total Return    Average Annual
Fund                               Return     Percentage      Total Return
--------------------------------------------------------------------------------
C-K Growth and Income Fund          $1,598       59.76%          14.29%
--------------------------------------------------------------------------------
C-K Utilities Fund                  $1,270       26.99%           7.05%
--------------------------------------------------------------------------------
C-K International Fund For Growth   $1,051        5.09%           1.87%
--------------------------------------------------------------------------------
C-K U.S. Stock Fund                 $1,650       64.97%          22.21%
--------------------------------------------------------------------------------
C-K Strategic Income Fund           $1,314       31.35%          11.55%
--------------------------------------------------------------------------------
N-K Tiger Fund                      $1,285       28.50%          16.16%
--------------------------------------------------------------------------------


         The figures contained in this "Investment Performance" section assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Fund's total returns do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

         Price Waterhouse LLP are the Trust's independent accountants. The financial statements incorporated by reference in this SAI have been so incorporated, and the schedule of financial highlights has been included in the Prospectus, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


         The financial statements of the Trust and Report of Independent Accountants appearing on pages 15 to 53 of the December 31, 1996 Annual Report of the Trust are incorporated in this SAI by reference.

------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------

To the Shareholders and Trustees of
Keyport Variable Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the six series (Colonial-Keyport Growth and Income Fund, Colonial-Keyport Utilities Fund, Colonial-Keyport International Fund for Growth, Colonial-Keyport Strategic Income Fund, Colonial-Keyport U.S. Fund for Growth and Newport-Keyport Tiger
Fund), constituting Keyport Variable Investment Trust (the "Trust"), at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
February 12, 1997

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
Keyport Variable Investment Trust Colonial-Keyport Growth and Income Fund / December 31, 1996
------------------------------------------------------------------------------

                                    Country
                                    Abbrev.      Shares           Value
                                    ------------------------------------------
COMMON STOCKS--(87.2%)
Construction--(2.0%)
Building Construction--(2.0%)
Hollandsche Beton Groep NV             Ne         6,850        $ 1,418,512
Koninklijke Volker Stevin NV           Ne         3,000            280,333
Lennar Corp.                                      5,300            144,425
                                                           ------------------
                                                                 1,843,270
                                                           ------------------
Special Trade Contractors--(0.0%)
Ericsson SPA                           It         3,000             40,794
                                                           ------------------
Finance, Insurance & Real Estate--(23.8%)
Depository Institutions--(8.0%)
Astoria Financial Corp.                          80,800          2,979,500
Bank of Montreal                       Ca        17,300            550,348
Commerce Bancshares, Inc.                         1,365             63,131
Den Danske Bank                        De         3,000            241,751
Greenpoint Financial Corp.                       42,500          2,013,437
Jyske Bank                             De         3,000            225,464
National Australia Bank Ltd.           Au        38,800            456,435
Toronto Dominion Bank                  Ca        34,100            875,794
                                                           ------------------
                                                                 7,405,860
                                                           ------------------
Insurance Carriers--(11.0%)
Allstate Corp.                                    4,100            237,287
American Bankers Insurance Group,
  Inc.                                           27,700          1,416,162
Bankers Life Holding Corp.                       16,500            412,500
CIGNA Corp.                                      18,500          2,527,562
CMAC Investment Corp.                             5,000            183,750
Loews Corp.                                      14,700          1,385,475
Mercury General Corp.                            11,800            619,500
Old Republic International Corp.                 65,400          1,749,450
Reinsurance Group of America                      1,500             70,687
Safeco Corp.                                      6,000            236,625
Sunamerica, Inc.                                 14,400            639,000
Vesta Insurance Group, Inc.                      24,300            762,412
                                                           ------------------
                                                                10,240,410
                                                           ------------------
Security Brokers & Dealers--(4.8%)
A.G. Edwards, Inc.                               88,200          2,965,725
Alex Brown, Inc.                                 18,000          1,305,000
John Nuveen & Co., Inc.                           9,000            238,500
                                                           ------------------
                                                                 4,509,225
                                                           ------------------
Manufacturing--(40.8%)
Apparel--(0.2%)

Gamma Holding NV                       Ne         3,000            144,766
                                                           ------------------

Chemicals & Allied Products--(7.5%)
ARCO Chemical Co.                                11,400        $   558,600
Akzo Nobel NV                          Ne        14,074            949,995
Johnson & Johnson                                24,900          1,238,775
Norsk Hydro A.S.                       No         7,100            380,737
Pharmacia & Upjohn, Inc.                         43,355          1,717,942
Rhone-Poulene Rorer, Inc.                        24,700          1,929,687
Wellman, Inc.                                    11,000            188,375
                                                           ------------------
                                                                 6,964,111
                                                           ------------------
Electronic & Electrical Equipment--(0.7%)
Komag, Inc. (a)                                  20,800            564,200
SCI Systems, Inc. (a)                             2,300            102,637
                                                           ------------------
                                                                   666,837
                                                           ------------------
Fabricated Metal--(1.5%)
Ball Corp.                                        8,500            221,000
Harsco Corp.                                     17,500          1,198,750
                                                           ------------------
                                                                 1,419,750
                                                           ------------------
Food & Kindred Products--(2.5%)
Archer Daniels Midland Co.                       38,970            857,340
IBP, Inc.                                        62,800          1,522,900
                                                           ------------------
                                                                 2,380,240
                                                           ------------------
Furniture & Fixtures--(0.3%)
Johnson Controls, Inc.                            3,000            248,625
                                                           ------------------
Machinery & Computer Equipment--(2.7%)
Sun Microsystems, Inc. (a)                       82,800          2,126,925
Tecumseh Products Co., Class A                    6,100            349,987
                                                           ------------------
                                                                 2,476,912
                                                           ------------------
Measuring & Analyzing Instruments--(0.9%)
Becton, Dickinson & Co.                           8,200            355,675
Hologic, Inc. (a)                                   900             22,275
Medtronic, Inc.                                   4,100            278,800
Raytheon Co.                                      4,600            221,375
                                                           ------------------
                                                                   878,125
                                                           ------------------
Miscellaneous Manufacturing--(1.1%)
Callaway Golf Co.                                36,200          1,040,750
                                                           ------------------
Paper Products--(1.5%)
Potlatch Corp.                                   29,600          1,272,800
Westvaco Corp.                                    5,700            163,875
                                                           ------------------
                                                                 1,436,675
                                                           ------------------
Petroleum Refining--(6.3%)
Amerada Hess Corp.                               26,600          1,539,475
Exxon Corp.                                       4,400            431,200
Mobil Corp.                                       8,100            990,225
Phillips Petroleum Co.                           60,100          2,659,425
Sun Co., Inc.                                    11,700            285,187
                                                           ------------------
                                                                 5,905,512
                                                           ------------------

                      See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport Growth and Income Fund / December 31, 1996
--------------------------------------------------------------------------------

                                    Country
                                    Abbrev.      Shares           Value
                                    -----------------------------------------
Primary Metal--(2.3%)
Alumax, Inc. (a)                                 24,400         $  814,350
Asarco, Inc.                                     29,700            738,787
Texas Industries, Inc.                           11,100            561,937
                                                           ------------------
                                                                 2,115,074
                                                           ------------------
Primary Smelting--(1.3%)
Phelps Dodge Corp.                               17,400          1,174,500
                                                           ------------------
Printing & Publishing--(0.9%)
Moore Corp. Ltd.                                  8,200            167,075
New York Times Co., Class A                      15,800            600,400
Standard Register Co.                             2,900             94,250
                                                           ------------------
                                                                   861,725
                                                           ------------------
Rubber & Plastic--(1.7%)
Goodyear Tire & Rubber Co.                       31,300          1,608,038
                                                           ------------------
Stone, Clay, Glass & Concrete--(0.7%)
Global Industrial Technologies,
  Inc. (a)                                       27,500            608,438
                                                           ------------------
Textile Mill Products--(1.3%)
Springs Industries, Inc.                         29,000          1,247,000
                                                           ------------------
Tobacco Products--(2.6%)
American Brands, Inc.                            41,100          2,039,588
UST, Inc.                                        11,100            359,363
                                                           ------------------
                                                                 2,398,951
                                                           ------------------
Transportation Equipment--(4.8%)
Equipements et Composants pour
  l'Industrie Automobile               Fr         2,050            316,782
Fleetwood Enterprises, Inc.                      13,900            382,250
General Dynamics Corp.                            7,200            507,600
Harley-Davidson, Inc.                            10,400            488,800
McDonnell Douglas Corp.                          27,400          1,753,600
Strattec Security Corp. (a)                         120              2,190
TRW, Inc.                                         6,400            316,800
Thiokol Corp.                                    15,900            711,525
                                                           ------------------
                                                                 4,479,547
                                                           ------------------
Mining & Energy--(0.3%)
Metal Mining
Cleveland-Cliffs, Inc.                            6,700            304,013
                                                           ------------------
Retail Trade--(4.2%)
Apparel & Accessory Stores--(0.3%)
Koninklijke Bijenkorf Beheer           Ne         3,000            216,108
Macintosh N.V.                         Ne         3,000             65,961
                                                           ------------------
                                                                   282,069
                                                           ------------------
Food Stores--(1.3%)
Vendex International N.V.              Ne        22,700            970,624
Weis Markets, Inc.                                7,700            245,438
                                                           ------------------
                                                                 1,216,062
                                                           ------------------
General Merchandise Stores--(1.8%)
Bon-Ton Stores, Inc. (a)                          6,500             39,813
Dillard Department Stores, Inc.                  22,700         $  700,863
Fred Meyer, Inc.                                 11,300            401,150
Mercantile Stores Co., Inc.                      10,600            523,375
                                                                 1,665,201
                                                           ------------------
Miscellaneous Retail--(0.8%)
Revco D.S., Inc. (a)                              7,000            259,000
Walgreen Co.                                     12,200            488,000
                                                           ------------------
                                                                   747,000
                                                           ------------------
Services--(5.1%)
Amusement & Recreation--(0.0%)
Grand Casinos, Inc. (a)                           3,450             46,575
                                                           ------------------
Business Services--(2.1%)
Cadence Design Systems, Inc. (a)                 16,650            661,838
HBO & Co.                                         7,200            427,500
Omnicom Group, Inc.                              19,400            887,550
                                                           ------------------
                                                                 1,976,888
                                                           ------------------
Engineering, Accounting, Research &
  Management--(1.0%)
Corrections Corp. of
  America (a)                                    15,600            477,750
International-Muller N.V.              Ne        18,400            462,049
                                                           ------------------
                                                                   939,799
                                                           ------------------
Health Services--(2.0%)
Sun Healthcare Group,
  Inc. (a)                                       11,500            155,250
Universal Health Services, Inc.,
  Class B (a)                                    58,500          1,674,563
                                                           ------------------
                                                                 1,829,813
                                                           ------------------
Transportation, Communication, Electric, Gas & Sanitary Services--(10.4%) Communications--(2.3%)
Ameritech Corp.                                  19,700          1,194,313
BellSouth Corp.                                   9,000            363,375
Frontier Corp.                                   26,900            608,613
                                                           ------------------
                                                                 2,166,301
                                                           ------------------
Electric, Gas & Sanitary Services--(0.7%)
Gas y Electricidad SA                  Sp         4,550            290,746
Teco Energy, Inc.                                14,300            344,988
                                                           ------------------
                                                                   635,734
                                                           ------------------
Electric Services--(2.5%)
Boston Edison Co.                                19,000            510,625
DTE Energy Co.                                    3,100            100,363
NIPSCO Industries, Inc.                          16,400            649,850
Portland General Corp.                           25,400          1,066,800
                                                           ------------------
                                                                 2,327,638
                                                           ------------------
Gas Services--(3.5%)
Brooklyn Union Gas Co.                           10,600          319,325
Consolidated Natural Gas Co.                     15,900          878,475

                      See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport Growth and Income Fund / December 31, 1996
--------------------------------------------------------------------------------

                                    Country
                                    Abbrev.      Shares           Value
                                    -----------------------------------------
National Fuel Gas Co.                            10,700        $   441,375
People's Energy Corp.                            30,300          1,026,413
Sonat, Inc.                                      10,800            556,200
                                                           ------------------
                                                                 3,221,788
                                                           ------------------
Sanitary Services--(0.6%)
Severn Trent Water PLC                 UK        25,000            285,214
United Utilities PLC                   UK        25,100            267,007
                                                           ------------------
                                                                   552,221
                                                           ------------------
Water Transportation--(0.8%)
APL Ltd.                                         32,400            765,450
                                                           ------------------
Wholesale Trade--(0.6%)
Durable Goods
Beers NV                               Ne         7,235            257,451
Marshall Industries (a)                          10,300            315,438
                                                           ------------------
                                                                   572,889
                                                           ------------------
Total Common Stocks
  (Cost of $61,570,282)                                         81,344,576
                                                           ------------------

                                    Par
                              -------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS--(5.3%)
U.S. Government Agencies--(3.2%)
Federal National Mortgage
  Association, 6.500% maturities
  ranging from 08/01/08-04/01/09   $3,048,720     2,995,073
                                                 -------------


                                    Par          Value
                              -------------  --------------
U.S. Government Bonds--(2.1%)
U.S. Treasury Notes, 7.875%
  04/15/98                      $1,895,000    $ 1,944,441
                                             --------------
Total Government Obligations
  (Cost of $5,047,715)                          4,939,514
                                             --------------
Total Investments--(92.5%)
  (Cost of $66,617,997) (b)                    86,284,090
                                             --------------
SHORT-TERM OBLIGATIONS--(7.4%)
Repurchase agreement with Lehman
  Brothers, Inc., dated 12/31/96,
  due 01/02/97 at 6.900%,
  collateralized by U.S. Treasury
  notes with various maturities to
  2022, market value $7,002,790
  (repurchase proceeds $6,910,648)  6,908,000   6,908,000
                                              --------------
Other Assets & Liabilities, Net--(0.1%)            54,750
                                              --------------
Net Assets--(100.0%)                          $93,246,840
                                              ==============
Notes to investment portfolio:
  (a) Non-income producing.
  (b) The cost for federal income tax purposes is identical. Gross unrealized appreciation and depreciation at December 31, 1996 is as follows:
           Gross unrealized appreciation      $20,646,099
           Gross unrealized depreciation         (980,006)
                                             --------------
           Net unrealized appreciation        $19,666,093
                                             ==============

                       Summary of Securities by Country


                                            % of Total
                  Country                   Securities
Country           Abbrev.       Value        at Value
---------------  ---------  -------------  ------------
United States        $       $77,587,219       89.9%
Netherlands         Ne         4,765,799        5.5
Canada              Ca         1,426,142        1.7
United Kingdom      UK           552,221        0.6
Denmark             De           467,215        0.5
Australia           Au           456,435        0.5
Norway              No           380,737        0.5
France              Fr           316,782        0.4
Spain               Sp           290,746        0.3
Italy               It            40,794        0.1
                           --------------  ------------
                             $86,284,090      100.0%
                           ==============  ============


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Keyport Variable Investment Trust Colonial-Keyport Growth and Income Fund / December 31, 1996
------------------------------------------------------------------------------


Assets:
Investments, at market value (Identified cost $66,617,997)                                 $86,284,090
Short-term obligations                                                                       6,908,000
Cash (including foreign currencies)                                                                986
Dividends and interest receivable                                                              175,312
Receivable for fund shares sold                                                                  8,840
Unamortized organization expenses                                                                8,032
Other assets                                                                                     3,411
                                                                                           -----------
  Total assets                                                                              93,388,671
                                                                                           -----------
Liabilities:
Payable for fund shares repurchased                                                             62,512
Management fee payable                                                                          50,806
Bookkeeping fee payable                                                                          3,648
Transfer agent fee payable                                                                         625
Accrued expenses payable                                                                        24,240
                                                                                           -----------
  Total liabilities                                                                            141,831
                                                                                           -----------
Net assets                                                                                 $93,246,840
                                                                                           ===========
Net assets represented by:
 Paid-in capital                                                                           $73,572,564
 Accumulated undistributed net investment income                                                11,633
 Accumulated net realized losses on investments and foreign currency transactions               (3,468)
 Net unrealized appreciation on investments and foreign currency transactions               19,666,111
                                                                                           -----------
Total net assets applicable to shares of beneficial interest outstanding                   $93,246,840
                                                                                           ===========
Shares of beneficial interest outstanding                                                    6,678,712
                                                                                           ===========
Net asset value per share                                                                       $13.96
                                                                                           ===========


------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year ended December 31, 1996
------------------------------------------------------------------------------

Investment income:
Dividends (net of nonrebatable foreign taxes withheld at source of $34,718)                $ 1,599,302
Interest income                                                                                719,838
                                                                                           -----------
  Total investment income                                                                    2,319,140
                                                                                           -----------
Expenses:
 Management fee                                                                                538,173
 Bookkeeping fee                                                                                40,025
 Transfer agent fee                                                                              7,500
 Audit fee                                                                                      16,658
 Printing expense                                                                               17,145
 Trustees' expense                                                                               6,287
 Custodian fee                                                                                   8,227
 Legal fee                                                                                       1,508
 Amortization of organization expense                                                            5,384
 Miscellaneous expense                                                                          11,099
                                                                                           -----------
  Total expenses                                                                               652,006
                                                                                           -----------
Net investment income                                                                        1,667,134
Realized and unrealized gains on investments and foreign currency transactions:
 Net realized gains on investments                                                           3,883,301
 Net realized gains on foreign currency transactions                                            10,848
 Change in unrealized appreciation on investments and foreign currency transactions          8,029,922
                                                                                           -----------
Net increase in net assets resulting from operations                                       $13,591,205
                                                                                           ===========

                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Keyport Variable Investment Trust Colonial-Keyport Growth and Income Fund
------------------------------------------------------------------------------


                                                                                     Year Ended     Year Ended
                                                                                    December 31,   December 31,
                                                                                        1996           1995
                                                                                   --------------  --------------
Operations:
 Net investment income                                                               $ 1,667,134    $ 1,484,201
 Net realized gains on investments                                                     3,883,301      1,935,503
 Net realized gains on foreign currency transactions                                      10,848          3,868
 Unrealized appreciation on investments and foreign currency transactions              8,029,922     11,876,516
                                                                                   --------------  --------------
 Net increase in net assets resulting from operations                                 13,591,205     15,300,088
                                                                                   --------------  --------------
Distributions declared from:
 Net investment income                                                                (1,744,707)    (1,366,483)
 Net realized gains                                                                   (3,888,095)    (1,027,019)
                                                                                   --------------  --------------
 Total distributions                                                                  (5,632,802)    (2,393,502)
                                                                                   --------------  --------------
Fund share transactions:
 Proceeds from fund shares sold                                                       18,289,038     14,488,981
 Cost of fund shares repurchased                                                      (9,703,359)    (6,771,090)
 Distributions reinvested                                                              5,632,802      2,393,502
                                                                                   --------------  --------------
Net increase in net assets resulting from fund share transactions                     14,218,481     10,111,393
                                                                                   --------------  --------------
Total increase in net assets                                                          22,176,884     23,017,979
Net assets:
 Beginning of period                                                                  71,069,956     48,051,977
                                                                                   --------------  --------------
 End of period                                                                       $93,246,840    $71,069,956
                                                                                   ==============  ==============
Accumulated undistributed net investment income included in ending net assets        $    11,633    $    83,580
                                                                                   ==============  ==============
Analysis of changes in shares of beneficial interest:
 Shares sold                                                                           1,353,533      1,243,691
 Shares redeemed                                                                        (716,029)      (587,044)
 Distributions reinvested                                                                402,075        190,717
                                                                                   --------------  --------------
Net increase                                                                           1,039,579        847,364
                                                                                   ==============  ==============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Keyport Variable Investment Trust Colonial-Keyport Growth and Income Fund
------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                               -----------------------------------------------
                                                                 1996        1995       1994       1993***
                                                              ----------------------  ---------  -------------
Per share operating performance:
Net asset value, beginning of period                             $ 12.60     $ 10.03    $ 10.36      $ 10.00
                                                              ----------------------  ---------  -------------
Net investment income (a)                                           0.28        0.29       0.26         0.09
Net realized and unrealized gains (losses) on investments
  and foreign currency transactions (a)                             1.98        2.72      (0.34)        0.41
                                                              ----------------------  ---------  -------------
Total from investment operations                                    2.26        3.01      (0.08)        0.50
                                                              ----------------------  ---------  -------------
Less distributions from:
 Dividends from net investment income                              (0.28)      (0.25)     (0.25)       (0.11)
 Dividends from net realized gains on investments                  (0.62)      (0.19)        --        (0.03)
                                                              ----------------------  ---------  -------------
Total distributions                                                (0.90)      (0.44)     (0.25)       (0.14)
                                                              ======================  =========  =============
Net asset value, end of period                                   $ 13.96     $ 12.60    $ 10.03      $ 10.36
                                                              ======================  =========  =============
Total return:
 Total investment return (b)                                       17.89%      30.03%     (0.76)%       5.01%**(d)
Ratios/supplemental data:
Net assets, end of period (000)                                  $93,247     $71,070    $48,052      $29,298
Ratio of net expenses to average net assets                         0.79%(e)    0.81%(e)   0.87%        1.00%*(c)
Ratio of net investment income to average net assets                2.02%(e)    2.51%(e)   2.82%        2.32%*(d)
Portfolio turnover ratio                                              24%         79%        55%           8%**
Average commission rate (f)                                      $0.0383          --         --           --


     * Annualized

    ** Not Annualized.

   *** For the period from the commencement of operations July 1, 1993 to December 31, 1993.

   (a) Per share data was calculated using average shares outstanding during the period.

   (b) Total return at net asset value assuming all distributions reinvested.

   (c) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.23% (annualized) for the period ended December 31, 1993.

   (d) Computed giving effect to Manager's expense limitation undertaking.

   (e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net benefits received, if any.


   (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Federal Income Tax Information (unaudited)
73.9% of the gain distribution recorded in December 1996 and paid in January 1997 was derived from long-term gains.


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
Keyport Variable Investment Trust Colonial-Keyport Utilities Fund / December 31, 1996
------------------------------------------------------------------------------


                                             Shares         Value
                                         -------------  --------------
COMMON STOCKS & CONVERTIBLES--(83.1%)
Transportation, Communication, Electric,
  Gas & Sanitary Services--(83.1%)
Communications--(26.5%)
AT&T Corp.                                    7,500      $   326,250
Ameritech Corp.                              32,400        1,964,250
Bell Atlantic Corp.                          15,500        1,003,625
BellSouth Corp.                              39,000        1,574,625
Frontier Corp.                               18,400          416,300
GTE Corp.                                    40,000        1,820,000
Lucent Technologies, Inc.                     4,862          224,844
MCI Communications Corp.                     11,500          375,906
NYNEX Corp.                                  39,000        1,876,875
Pacific Telesis Group, Inc.                  16,000          588,000
SBC Communications, Inc.                     29,100        1,505,925
Sprint Corp.                                  3,500          139,563
360 Communications Co. (a)                    1,500           34,687
US West Communications Group                 18,000          580,500
US West Media Group (a)                      15,000          277,500
                                                        --------------
                                                          12,708,850
                                                        --------------
Electric Services--(44.6%)
American Electric Power Co., Inc.            19,500          801,937
Boston Edison Co.                            13,000          349,375
CMS Energy Corp.                             25,000          840,625
CMS Energy Corp., Class G                    25,000          459,375
Carolina Power & Light Co.                   17,000          620,500
Cinergy Corp.                                45,500        1,518,562
Citizens Utilities Co. 5% Convertible
  Preferred                                   5,000          238,750
DPL, Inc.                                    58,000        1,421,000
DTE Energy Co.                               26,600          861,175
Eastern Utilities Assoc.                     11,300          196,337
Edison International                         35,000          695,625
Entergy Corp.                                 6,200          172,050
FPL Group, Inc.                              33,000        1,518,000
GPU, Inc.                                    37,000        1,244,125
Houston Industries, Inc.                     29,100          658,387
IES Industries, Inc.                         12,900          385,388
KU Energy Corp.                               8,000          240,000
Kansas City Power & Light Co.                22,500          641,250
MidAmerican Energy Co.                       20,000          317,500
North Carolina Natural Gas Corp.              8,000          231,000
Ohio Edison Co.                              11,700          266,175
PacifiCorp                                   56,500        1,158,250
Pinnacle West Capital Corp.                  15,000          476,250
Portland General Corp.                       22,000          924,000
Public Service Co. of Colorado               23,500          913,563
Public Service Enterprise Group, Inc.         7,500          204,375
Puget Sound Power & Light Co.                 2,700           64,800
Rochester Gas & Electric Corp.                1,600           30,600
Scana Corp.                                  15,000          401,250
Sierra Pacific Resources                     10,000      $   287,500
Southern Co.                                 47,000        1,063,375
Texas Utilities Co.                          33,000        1,344,750
Union Electric Co.                            3,800          146,300
Utilicorp United, Inc.                       16,800          453,600
Western Resources, Inc.                       6,500          200,688
                                                        --------------
                                                          21,346,437
                                                        --------------
Gas Services--(12.0%)
Consolidated Natural Gas Co.                 10,000          552,500
Energen Corp.                                   900           27,225
MCN Corp.                                    37,500        1,082,813
MDU Resources Group, Inc.                     6,500          149,500
Pacific Enterprises                          15,500          470,813
PanEnergy Corp.                              18,700          841,500
Peoples Energy Corp.                          7,600          257,450
Public Service Co. of North Carolina         25,000          456,250
UGI Corp.                                    21,000          469,875
Williams Companies, Inc.                     38,850        1,456,875
                                                        --------------
                                                           5,764,801
                                                        --------------
Total Common Stocks & Convertibles
  (Cost of $32,967,473)                                   39,820,088
                                                        --------------
PREFERRED STOCKS--(11.5%)
Transportation, Communication, Electric,
  Gas & Sanitary Services--(11.5%)
Electric Services--(9.7%)
Arizona Public Service Co.,
  Series W $1.8125                           12,000          301,500
Baltimore Gas & Electric Co., 6.75%,
  Series 1987                                 1,503          151,239
Central Power & Light Co., 7.12%              6,000          591,000
Commonwealth Edison Co., 7.24%,               5,500          534,875
Montana Power Co., $6.875                     5,000          505,625
Northern Indiana Public Service Co.,
  7.44%                                       1,000           98,750
Peco Energy Co., 7.48%                        2,000          208,250
PSI Energy, Inc., 7.44%                      13,000          329,875
PSI Energy, Inc., 6.875%                      4,000          422,500
Pennsylvania Power & Light Co., 6.75%         5,000          521,250
Southern California Edison Co., 7.36%        11,000          270,875
TU Electric Capital, 8.25%                   28,000          700,000
                                                        --------------
                                                           4,635,739
                                                        --------------
Gas Services--(1.8%)
Enron Corp., 8.00%                           20,000          502,500
MCN Corp., 8.75%                              2,500           69,063
Pacific Enterprises, $4.50                      550           36,850
Williams Cos., Inc., $3.50                    3,000          262,875
                                                        --------------
                                                             871,288
                                                        --------------


                  See Notes to Investment Portfolio.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport Utilities Fund / December 31, 1996
------------------------------------------------------------------------------



                                             Shares         Value
                                         -------------  --------------
PREFERRED STOCKS (Continued)
Total Preferred Stocks
  (Cost of $5,630,879)                                   $ 5,507,027
                                                        --------------
Total Investments
  (Cost of $38,598,352) (b)                               45,327,115
                                                        --------------
SHORT-TERM OBLIGATIONS--(3.8%)
                                               Par
                                         -------------
Repurchase agreement with Lehman
  Brothers, Inc., dated 12/31/96, due
  01/02/97 at 6.900% collateralized by
  U.S. Treasury notes with various
  maturities to 2022, market value
  $1,826,727 (repurchase proceeds
  $1,802,691)                              $1,802,000      1,802,000
                                                        --------------
Other Assets & Liabilities, Net--(1.6%)                      777,682
                                                        --------------
Net Assets--(100.0%)                                     $47,906,797
                                                        ==============



Notes to investment portfolio:
(a) Non-income producing
(b) Cost for federal income tax purposes is $38,600,695. Gross unrealized appreciation and depreciation at December 31, 1996 is as follows:
           Gross unrealized appreciation      $7,275,005
           Gross unrealized depreciation        (548,585)
                                             -------------
           Net unrealized appreciation        $6,726,420
                                             =============

                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Keyport Variable Investment Trust Colonial-Keyport Utilities Fund / December 31, 1996
------------------------------------------------------------------------------


Assets:
Investments, at market value (Identified cost $38,598,352)                        $45,327,115
Short-term obligations                                                              1,802,000
Cash                                                                                      132
Receivable for investments sold                                                       662,920
Dividends and interest receivable                                                     168,430
Unamortized organization expenses                                                       8,244
Other assets                                                                            2,792
                                                                                --------------
  Total assets                                                                     47,971,633
                                                                                --------------
Liabilities:
Payable for fund shares repurchased                                                    15,771
Management fee payable                                                                 26,099
Bookkeeping fee payable                                                                 2,250
Transfer agent fee payable                                                                625
Accrued expenses payable                                                               19,858
Other liabilities                                                                         233
                                                                                --------------
  Total liabilities                                                                    64,836
                                                                                --------------
Net assets                                                                        $47,906,797
                                                                                ==============
Net assets represented by:
 Paid-in capital                                                                  $45,903,470
 Accumulated overdistributed net investment income                                    (16,477)
 Accumulated net realized losses on investments                                    (4,708,959)
 Net unrealized appreciation on investments                                         6,728,763
                                                                                --------------
Total net assets applicable to shares of beneficial interest outstanding          $47,906,797
                                                                                ==============
Shares of beneficial interest outstanding                                           4,476,115
                                                                                ==============
Net asset value per share                                                              $10.70
                                                                                ==============


------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year ended December 31, 1996
------------------------------------------------------------------------------

Investment income:
Dividends                                                   $2,438,433
Interest income                                                 67,813
                                                           -------------
  Total investment income                                    2,506,246
                                                           -------------
Expenses:
 Management fee                                                315,944
 Bookkeeping fee                                                27,000
 Transfer agent fee                                              7,500
 Audit fee                                                      16,824
 Printing expense                                               11,013
 Trustees' fees                                                  3,511
 Custodian fee                                                   4,393
 Legal fee                                                          57
 Amortization of organization expense                            5,527
 Miscellaneous expense                                           2,880
                                                           -------------
  Total expenses                                               394,649
                                                           -------------
Net investment income                                        2,111,597
Realized and unrealized gains (losses) on investments:
 Net realized losses on investments                            (45,156)
 Change in unrealized appreciation on investments              871,144
                                                           -------------
Net increase in net assets resulting from operations        $2,937,585
                                                           =============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Keyport Variable Investment Trust Colonial-Keyport Utilities Fund
------------------------------------------------------------------------------


                                                                                            Year            Year
                                                                                            Ended          Ended
                                                                                        December 31,    December 31,
                                                                                            1996            1995
                                                                                      ---------------  --------------
Operations:
 Net investment income                                                                  $  2,111,597    $ 2,180,202
 Net realized losses on investments                                                          (45,156)    (1,331,430)
 Unrealized appreciation on investments                                                      871,144     12,515,955
                                                                                      ---------------  --------------
 Net increase in net assets resulting from operations                                      2,937,585     13,364,727
                                                                                      ---------------  --------------
Distributions declared from:
 Net investment income                                                                    (2,098,660)    (2,164,475)
                                                                                      ---------------  --------------
Fund share transactions:
 Proceeds from fund shares sold                                                            5,054,022      8,726,703
 Cost of fund shares repurchased                                                         (11,681,570)    (8,650,479)
 Distributions reinvested                                                                  2,098,660      2,164,475
                                                                                      ---------------  --------------
Net increase (decrease) in net assets resulting from fund share transactions              (4,528,888)     2,240,699
                                                                                      ---------------  --------------
Total increase (decrease) in net assets                                                   (3,689,963)    13,440,951
Net assets:
 Beginning of period                                                                      51,596,760     38,155,809
                                                                                      ---------------  --------------
 End of period                                                                          $ 47,906,797    $51,596,760
                                                                                      ===============  ==============
Accumulated overdistributed net investment income included in ending net assets         $    (16,477)   $   (29,414)
                                                                                      ===============  ==============
Analysis of changes in shares of beneficial interest:
 Shares sold                                                                                 478,345        942,276
 Shares redeemed                                                                          (1,111,326)      (940,625)
 Distributions reinvested                                                                    194,321        206,533
                                                                                      ---------------  --------------
Net increase (decrease)                                                                     (438,660)       208,184
                                                                                      ===============  ==============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Keyport Variable Investment Trust Colonial-Keyport Utilities Fund
------------------------------------------------------------------------------


                                                                                Year Ended December 31,
                                                                  ---------------------------------------------------
                                                                     1996        1995        1994         1993***
                                                                  ----------- ----------- ----------- ---------------
Per share operating performance:
Net asset value, beginning of period                              $ 10.50     $  8.11     $  9.65       $ 10.00
                                                                  ----------- ----------- ----------- ---------------
Net investment income (a)                                            0.46        0.46        0.54          0.18
Net realized and unrealized gains (losses) on investments (a)        0.23        2.39       (1.53)        (0.35)
                                                                  ----------- ----------- ----------- ---------------
Total from investment operations                                     0.69        2.85       (0.99)        (0.17)
                                                                  ----------- ----------- ----------- ---------------
Less distributions from:
 Dividends from net investment income                               (0.49)      (0.46)      (0.55)        (0.18)
                                                                  ----------- ----------- ----------- ---------------
Net asset value, end of period                                    $ 10.70     $ 10.50     $  8.11       $  9.65
                                                                  =========== =========== =========== ===============
Total return:
 Total investment return (b)                                         6.53%      35.15%     (10.27)%       (1.70)%**(c)
Ratios/supplemental data:
Net assets, end of period (000)                                   $47,907     $51,597     $38,156       $54,441
Ratio of net expenses to average net assets                          0.81%(d)    0.83%(d)    0.86%         1.00%*(e)
Ratio of net investment income to average net assets                 4.36%(d)    4.98%(d)    5.80%         5.10%*(c)
Portfolio turnover ratio                                               14%         18%         16%            2%**
Average commission rate (f)                                       $0.0468          --          --            --


     * Annualized

    ** Not Annualized

   *** For the period from the commencement of operations July 1, 1993 to December 31, 1993.

   (a) Per share data was calculated using average shares outstanding during the period.

   (b) Total return at net asset value assuming all distributions reinvested.

   (c) Computed giving effect to Manager's expense limitation undertaking.

   (d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

   (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.09% (annualized) for the period ended December 31, 1993.


   (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


                        See Notes to Financial Statements.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
Keyport Variable Investment Trust Colonial-Keyport International Fund For Growth / December 31, 1996
------------------------------------------------------------------------------


                                  Country
                                  Abbrev.      Shares         Value
                                  ---------  -----------  -------------
COMMON STOCKS--(92.4%)
Agriculture, Forestry & Fishing--(0.3%)
Agricultural--Crops
PT Chareon Pokphand Indonesia        In          65,000    $   73,613
                                                          -------------
Construction--(1.8%)
Heavy Construction
Non Building Construction--(1.8%)
Company Generale des Eaux            Fr           2,355       291,766
Kaneshita Construction               Ja          13,000       123,329
Sino Thai Engineering &
  Construction Public Co., Ltd.      Th          28,600        74,700
                                                          -------------
                                                              489,795
                                                          -------------
Finance, Insurance & Real Estate--(20.1%)
Depository Institutions--(5.5%)
Banco Latinoamericano de
  Exportaciones SA                   Po           8,300       421,225
Banco Popolare di Milano             It          51,000       258,829
Generale de Banque SA                Be           1,155       413,910
Generale de Banque SA STRIPS
  (a)                                Be             105            60
International Bank of Asia           HK         190,000       126,511
Korea Exchange Bank                  HK          25,591       233,419
                                                          -------------
                                                            1,453,954
                                                          -------------
Holding Companies--(1.6%)
Fortis Amev NV                       Ne          12,407       434,313
                                                          -------------
Insurance Carriers--(1.3%)
Reinsurance Australia Corp.          Au          89,000       346,634
                                                          -------------
Holding & Other Investment Companies--(4.1%)
Fleming Russia Securities Fund
  (a)                                Ru          32,000       344,000
Japan OTC Equity Fund,
  Inc. (a)                           Ja             170       127,500
ROC Taiwan Fund                      Tw          24,975       255,994
World Equity Benchmark Share
  (a)                                Ja          27,000       352,620
                                                          -------------
                                                            1,080,114
                                                          -------------
Nondepository Credit Institution--(1.7%)
Promise Co., Ltd.                    Ja           9,000       442,432
                                                          -------------
Real Estate--(4.6%)
Diligentia Ab (a)                    Sw          24,000       376,662
HKR International Ltd.               HK         131,000       221,029
Kawasan Industri Jababeka            In         212,000       246,825
New World Development Co., Ltd.      HK          41,000       276,973
Property Perfect Public Co.,
  Ltd.                               Th          39,800        41,116
Tian An China Investments            HK         490,000        70,321
                                                          -------------
                                                            1,232,926
                                                          -------------
Security Brokers & Dealers--(1.3%)
Kokusai Securities Co., Ltd.         Ja          20,000    $  188,012
L.G. Securities (a)                  Ko          16,000       162,840
                                                          -------------
                                                              350,852
                                                          -------------
Manufacturing--(38.6%)
Apparel--(1.0%)
Tokyo Style                          Ja          19,000       265,459
                                                          -------------
Chemicals & Allied Products--(8.0%)
Henkel KGAA (a)                       G           1,067        51,083
Indian Petrochemicals Corp.,
  Ltd. GDR                           In          15,800       181,700
Indupa S.A. (a)                      Ar         186,285       214,268
Kemira Oy                            Fi          40,300       507,557
Norsk Hydro A/S                      No           8,200       444,842
PT Evershine Textile Industry        In         427,396       126,662
Reliance Industries Ltd. GDR         In           6,000        72,000
Smithkline Beecham PLC               UK          24,206       334,882
Yizheng Cemical Fibre Co., Ltd.      HK         846,000       205,634
                                                          -------------
                                                            2,138,628
                                                          -------------
Electronic & Electrical Equipment--(6.1%)
Alcatel Alsthom                      Fr           3,455       277,465
Koor Industries Ltd. ADR             UK           7,200       122,400
LG Electronics                       Ko          11,000       141,031
Matsushaita Electric Industrial
  Co.                                Ja          26,000       423,804
Moulinex                             Fr          13,000       299,326
Murata Manufacturing Co., Ltd.       Ja          10,000       327,728
Samsung Electronics GDR Bonus
  Shares                             Ko              52         1,872
Samsung Electronics GDS Bonus
  Shares (a)                         Ko             175         7,241
                                                            1,600,867
                                                          -------------
Food & Kindred Products--(0.7%)
Perdigao SA Comercio e
  Industria (a)                      Br      70,000,000       134,732
Vitasoy International Holdings
  Ltd.                               HK         133,000        58,035
                                                          -------------
                                                              192,767
                                                          -------------
Lumber & Wood Products--(1.6%)
Metsa-Serla, Series B                Fi          56,000       419,526
                                                          -------------
Machinery & Computer Equipment--(6.1%)
Agiv-AG                               G          14,300       206,870
Canon, Inc.                          Ja          14,000       309,099
Hitachi Ltd.                         Ja          42,000       391,203
Mannesmann AG                         G           1,070       462,984
Mori Seiki                           Ja          19,000       262,182
                                                          -------------
                                                            1,632,338
                                                          -------------


                  See Notes to Investment Portfolio.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport International Fund For Growth / December 31, 1996
------------------------------------------------------------------------------


                                  Country
                                  Abbrev.      Shares         Value
                                  ---------  -----------  -------------
Paper Products--(2.3%)
Enso-Gutzeit Oy                      Fi        45,000      $  364,479
Metro Pacific Corp.                  Ph       950,000         234,791
                                                          -------------
                                                              599,270
                                                          -------------
Petroleum Refining--(3.4%)
NESTE Oy                             Fi        11,700         282,007
YPF Sociedad Anonima ADR             Ar        15,000         378,750
Yukong Ltd. (a)                      Ko        12,700         240,473
                                                          -------------
                                                              901,230
                                                          -------------
Primary Metal--(5.1%)
Acerinox SA                          Sp         2,100         303,303
Avesta Sheffield                     Sw        42,400         454,972
Svenskt Stal AB (SSAB), Series
  B                                  Sw        30,000         499,296
TransTec PLC                         UK        48,222          85,908
                                                          -------------
                                                            1,343,479
                                                          -------------
Rubber & Plastic--(0.2%)
World Houseware Holdings Ltd.        HK       990,000          56,319
                                                          -------------
Stone, Clay, Glass & Concrete--(2.6%)
Companion Building Materials,
  Ltd.                               HK       731,200         136,134
Freidrich Grohe AG                    G         1,200         330,847
Kim Hin Industry Bhd (a)             Ma        57,000          95,696
N.V. Koninklijke Sphinx
  Gustavberg                         Ne        11,546         132,943
                                                          -------------
                                                              695,620
                                                          -------------
Textile Mill Products--(0.5%)
Companhia de Tecidos Norte de
  Minas                              Br       440,000         140,418
                                                          -------------
Transportation Equipment--(1.0%)
Suzuki Motor Co., Ltd.               Ja        28,000         255,972
                                                          -------------
Mining & Energy--(3.6%)
Coal Mining--(0.9%)
Samchully Co.                        Ko         2,600         182,900
Samchully Co. New 1 (a)              Ko           488          35,493
Samchully Co. New 2 (a)              Ko           195          13,834
                                                          -------------
                                                              232,227
                                                          -------------
Crude Petroleum & Natural Gas--(2.7%)
Compagnie Francaise de
  Petroleum Total B                  Fr         4,089         332,477
Saga Petroleum A/S                   No        23,100         387,535
                                                          -------------
                                                              720,012
                                                          -------------
Retail Trade--(7.8%)
Auto Dealers & Gas Stations--(2.0%)
Inchcape PLC                         UK       115,472         536,048
                                                          -------------
Food Stores--(2.6%)
Jardine Matheson Holdings Ltd.
  (a)                                Ja        29,394      $  194,001
Jusco Co., Ltd.                      Ja        15,000         508,409
                                                          -------------
                                                              702,410
                                                          -------------
General Merchandise Stores--(2.4%)
Ito-Yokado Co., Ltd.                 Ja         7,000         304,269
PT Matahari Putra Prima              In       278,000         323,666
                                                          -------------
                                                              627,935
                                                          -------------
General Merchandise Stores--(0.8%)
Globex Utilidades SA (a)             Br        13,000         211,433
                                                          -------------
Services--(2.3%)
Business Services--(1.2%)
Ing C. Olivetti & SPA (a)            It       782,000         274,266
Intrum Justitia                      UK        32,186          57,340
                                                          -------------
                                                              331,606
                                                          -------------
Health Services--(1.1%)
Novartis                             Sz           260         296,894
                                                          -------------
Transportation, Communication, Electric, Gas & Sanitary
  Services--(13.3%)
Air Transportation--(1.0%)
Helikopter Service A/S               No        22,000         286,297
                                                          -------------
Communications--(8.1%)
DDI Corp.                            Ja            40         264,252
Portugal Telecom ADR                 Po        17,000         480,250
Royal Koninklijke PTT Nederland
  NV                                 Ne        11,583         441,659
Tele-Communications
  International, Inc. (a)                      18,400         243,800
Telecom Argentina SA ADR             Ar         5,600         226,100
Telecom Italia                       It        72,000         143,004
Telecom Italia SPA                   It       135,000         350,394
                                                          -------------
                                                            2,149,459
                                                          -------------
Gas Services--(1.9%)
British Gas Corp.                    UK       130,000         501,053
                                                          -------------
Transportation Services--(0.9%)
Danzas Holding                       Sz           120         132,737
Precious Shipping Public Co.,
  Ltd.                               Th        60,800         117,324
                                                          -------------
                                                              250,061
                                                          -------------
Water Transportation--(1.4%)
Hong Kong Ferry Holdings Co.         HK        90,000         175,706
Transpotacion Maritima Meicana
  ADR                                Mx        35,400         185,850
                                                          -------------
                                                              361,556
                                                          -------------

                  See Notes to Investment Portfolio.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport International Fund For Growth / December 31, 1996
------------------------------------------------------------------------------


                                  Country
                                  Abbrev.      Shares         Value
                                  ---------  -----------  -------------
Wholesale Trade--(4.6%)
Durable Goods--(3.8%)
Brierley Investments Ltd.            NZ       353,000      $   326,614
Celsis International PLC (a)         UK        82,685          151,554
Powerscreen International PLC        UK        25,800          249,704
Yamazen Corp. (a)                    Ja        73,000          270,720
                                                          -------------
                                                               998,592
                                                          -------------
Nondurable Goods--(0.8%)
Lion Nathan Ltd.                     NZ        88,600          212,140
                                                          -------------
Total Common Stocks
  (Cost $23,862,074)                                        24,564,249
                                                          -------------
PREFERRED STOCKS--(2.3%)
Manufacturing--(2.0%)
Chemicals and Allied Products--(1.5%)
Henkel KGAA (a)                       G         7,733          387,779
                                                          -------------
Electronic & Electrical Equipment--(0.5%)
Samsung Electronics                  Ko           400           10,338
Samsung Electronics GDS              Ko         6,197          114,335
Samsung Electronics GDR Bonus
  Shares (a)                         Ko         1,867           29,872
                                                          -------------
                                                               154,545
                                                          -------------
Transportation, Communication, Electric, Gas & Sanitary
  Services--(0.3%)
Electric Integrated--(0.3%)
Electricidade Sao Paulo, Class
  B                                  Br       490,000           72,385
                                                          -------------
Total Preferred Stocks
  (Cost $717,015)                                              614,709
                                                          -------------
Total Investments
  (Cost $24,579,089) (b)                                    25,178,958
                                                          -------------


                                    Par          Value
                              -------------  --------------
SHORT-TERM OBLIGATIONS--(5.5%)
Repurchase agreement with
  Lehman Brothers, Inc., dated
  12/31/96, due 01/02/97 at
  6.900%, collateralized by
  U.S. Treasury notes with
  various maturities to 2022,
  market value $1,479,020
  (repurchase proceeds
  $1,459,559)                   $1,459,000    $ 1,459,000
                                             --------------
Other Assets & Liabilities, Net--(-0.2%)          (44,911)
                                             --------------
Net Assets--(100%)                            $26,593,047
                                             ==============
Notes to investment portfolio:


(a) Non-income producing.

(b) The cost for federal income tax purposes is $24,583,636. Gross unrealized appreciation and depreciation at December 31, 1996 is as follows:

           Gross unrealized appreciation    $ 3,422,613
           Gross unrealized depreciation     (2,827,291)
                                            --------------
           Net unrealized appreciation      $   595,322
                                            ==============

                      See Notes to Investment Portfolio.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport International Fund for Growth / December 31, 1996
------------------------------------------------------------------------------

                       Summary of Securities by Country

                                             % of Total
                   Country                   Securities
Country            Abbrev.       Value        at Value
----------------  ---------  -------------  ------------
Japan                 Ja      $ 5,010,991       19.9%
United Kingdom        UK        2,038,889        8.1
Finland               Fi        1,573,569        6.2
Hong Kong             HK        1,560,081        6.2
Germany               G         1,439,563        5.7
Sweden                Sw        1,330,930        5.3
France                Fr        1,201,034        4.8
Norway                No        1,118,674        4.4
Italy                 It        1,026,493        4.1
Indonesia             In        1,024,466        4.1
Netherlands           Ne        1,008,915        4.0
Korea                 Ko          940,229        3.7
Portugal              Po          901,475        3.6
Argentina             Ar          819,118        3.3
Brazil                Br          558,968        2.2
New Zealand           NZ          538,754        2.1
Switzerland           Sz          429,631        1.7
Belgium               Be          413,970        1.6
Australia             Au          346,634        1.4
Russia                Ru          344,000        1.4
Spain                 Sp          303,303        1.2
Taiwan                Tw          255,994        1.0
United States         $           243,800        1.0
Thailand              Th          233,140        0.9
Philippines           Ph          234,791        0.9
Mexico                Mx          185,850        0.7
Malaysia              Ma           95,696        0.5
                             -------------  ------------
                              $25,178,958      100.0%
                             =============  ============


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


Acronym                       Name
----------------------------------------------------
ADR          American Depository Receipt
GDR          Global Depository Receipt
GDS          Global Depository Shares
STRIPS       Separately Traded of Registered Interest
             and Principal of Security


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Keyport Variable Investment Trust Colonial-Keyport International Fund for Growth / December 31, 1996
------------------------------------------------------------------------------


Assets:
Investments, at market value (Identified cost $24,579,089)                               $25,178,958
Short-term obligations                                                                     1,459,000
Cash (including foreign currencies)                                                          293,521
Dividends, tax reclaims and interest receivable                                               51,318
Unamortized organization expenses                                                             10,068
Other assets                                                                                     622
                                                                                        --------------
  Total assets                                                                            26,993,487
                                                                                        --------------
Liabilities:
Foreign currencies                                                                           289,202
Payable for investments bought                                                                52,923
Payable for fund shares repurchased                                                            3,552
Management fee payable                                                                        19,934
Bookkeeping fee payable                                                                        2,250
Transfer agent fee payable                                                                       625
Accrued expenses payable                                                                      31,954
                                                                                        --------------
  Total liabilities                                                                          400,440
                                                                                        --------------
Net assets                                                                               $26,593,047
                                                                                        ==============
Net assets represented by:
 Paid-in capital                                                                         $25,953,311
 Accumulated overdistributed net investment income                                            (3,447)
 Accumulated net realized gains on investments and foreign currency transactions              42,816
 Net unrealized appreciation on investments and foreign currency transactions                600,367
                                                                                        --------------
Total net assets applicable to outstanding shares of beneficial interest                 $26,593,047
                                                                                        ==============
Shares of beneficial interest outstanding                                                 13,597,431
                                                                                        ==============
Net asset valueer share                                                                        $1.96
                                                                                        ==============


------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year ended December 31, 1996
------------------------------------------------------------------------------


Investment income:
Dividends (net of nonrebatable foreign taxes withheld at
  source of $63,801)                                       $  499,762
Interest income                                                55,711
                                                           ------------
  Total investment income                                     555,473
                                                           ------------
Expenses:
 Management fee                                               224,146
 Bookkeeping fee                                               27,000
 Transfer agent fee                                             7,500
 Audit fee                                                     20,400
 Printing expense                                               4,710
 Trustees' expense                                              2,014
 Custodian fee                                                 56,655
 Amortization of organization expense                           4,331
 Miscellaneous expense                                          1,020
                                                           ------------
  Total expenses                                              347,776
                                                           ------------
Net investment income                                         207,697
Realized and unrealized gains (losses) on investments and
  foreign currency transactions:
 Net realized gains on investments                          1,628,143
 Net realized losses on foreign currency transactions         (41,603)
 Change in unrealized depreciation on investments and
  foreign currency transactions                              (520,184)
                                                           ------------
Net increase in net assets resulting from operations       $1,274,053
                                                           ============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Keyport Variable Investment Trust Colonial-Keyport International Fund for
Growth
------------------------------------------------------------------------------


                                                                                        Year Ended      Year Ended
                                                                                       December 31,    December 31,
                                                                                           1996            1995
                                                                                      --------------  --------------
Operations:
 Net investment income                                                                  $   207,697    $   153,289
 Net realized gains (losses) on investments                                               1,628,143       (747,347)
 Net realized losses on foreign currency transactions                                       (41,603)      (158,469)
 Change in unrealized appreciation (depreciation) on investments and foreign
   currency transactions                                                                   (520,184)     2,044,305
                                                                                      --------------  --------------
 Net increase in net assets resulting from operations                                     1,274,053      1,291,778
                                                                                      --------------  --------------
Distributions declared from:
 Net investment income                                                                           --       (228,274)
 Net realized gains                                                                      (1,535,936)            --
                                                                                      --------------  --------------
 Total distributions                                                                     (1,535,936)      (228,274)
                                                                                      --------------  --------------
Fund share transactions:
 Proceeds from fund shares sold                                                           6,030,306      7,406,320
 Cost of fund shares repurchased                                                         (3,475,389)    (5,079,991)
 Distributions reinvested                                                                 1,535,936        228,274
                                                                                      --------------  --------------
Net increase in net assets resulting from fund share transactions                         4,090,853      2,554,603
                                                                                      --------------  --------------
Total increase in net assets                                                              3,828,970      3,618,107
Net assets:
 Beginning of period                                                                     22,764,077     19,145,970
                                                                                      --------------  --------------
 End of period                                                                          $26,593,047    $22,764,077
                                                                                      --------------  --------------
Accumulated overdistributed net investment income included in ending net assets         $    (3,447)   $   (53,329)
                                                                                      ==============  ==============
Analysis of changes in shares of beneficial interest:
 Shares sold                                                                              2,963,621      4,012,557
 Shares redeemed                                                                         (1,708,699)    (2,743,550)
 Distributions reinvested                                                                   787,660        115,875
                                                                                      --------------  --------------
Net increase                                                                              2,042,582      1,384,882
                                                                                      ==============  ==============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Keyport Variable Investment Trust Colonial-Keyport International Fund for
Growth
------------------------------------------------------------------------------


                                                                                                       Period
                                                                            Year Ended December         Ended
                                                                                    31,             December 31,
                                                                            ---------------------- ---------------
                                                                              1996        1995         1994***
                                                                           ----------------------  ---------------
Per share operating performance:
Net asset value, beginning of period                                       $  1.97     $  1.88       $  2.00
                                                                           ----------------------  ---------------
Net investment income (a)                                                     0.02        0.01            --
Net realized and unrealized gains (losses) on investments and foreign
  currency transactions (a)                                                   0.09        0.10         (0.12)
                                                                           ----------------------  ---------------
Total from investment operations                                              0.11        0.11         (0.12)
                                                                           ----------------------  ---------------
Less distributions from:
 Dividends from net investment income                                           --       (0.02)           --
 Dividends from net realized gains on investments                            (0.12)         --            --
 Total distributions                                                         (0.12)      (0.02)           --
                                                                           ----------------------  ---------------
Net asset value, end of period                                             $  1.96     $  1.97       $  1.88
                                                                           ======================  ===============
Total return:
 Total investment return (b)                                                  5.61%       5.85%        (6.00)%**
Ratios/supplemental data:
Net assets, end of period (000)                                            $26,593     $22,764       $19,146
Ratio of net expenses to average net assets                                   1.40%(c)    1.40%(c)      1.74%*
Ratio of net investment income to average net assets                          0.84%(c)    0.75%(c)      0.13%*
Portfolio turnover ratio                                                       114%         40%           31%**
Average commission rate (d)                                                $0.0010          --            --


  * Annualized

 ** Not Annualized

*** For the period from the commencement of operations May 2, 1994 to December
    31, 1994.

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.


(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Federal Income Tax Information (unaudited)
51.8% of the gain distribution recorded in December 1996 and paid in January 1997 was derived from long-term gains.


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
Keyport Variable Investment Trust Colonial-Keyport Strategic Income Fund / December 31, 1996
------------------------------------------------------------------------------


                                                     Par        Value
                                                 -----------  ------------
BONDS & NOTES--(95.5%)
CORPORATE FIXED-INCOME BONDS
  & NOTES--(39.0%)
Construction--(0.5%)
Building Construction
USG Corp., 9.250% 09/15/01                        $250,000    $  266,875
                                                              ------------
Manufacturing--(14.1%)
Chemicals & Allied Products--(1.2%)
Agricultural Minerals Co., L.P., 10.750%
  09/30/03                                         200,000       213,250
Revlon Worldwide Corp., (a) 03/15/98               500,000       430,000
                                                              ------------
                                                                 643,250
                                                              ------------
Electronic & Electrical Equipment--(1.0%)
UNISYS Corp., 11.750% 10/15/04                     500,000       533,750
                                                              ------------
Fabricated Metal--(3.0%)
Euramax International, PLC, 11.250% 10/01/06
  (b)(e)                                           250,000       258,750
Renco Metals, Inc., 11.500% 07/01/03               500,000       523,125
Rexnord Holdings, Inc., 10.750% 07/01/02           750,000       805,178
                                                              ------------
                                                               1,587,053
                                                              ------------
Food & Kindred Products--(1.5%)
FoodBrands America, Inc., 10.750% 05/15/06         250,000       266,250
Van De Kamps, Inc., 12.000% 09/15/05               500,000       551,250
                                                              ------------
                                                                 817,500
                                                              ------------
Lumber & Wood Products--(0.5%)
Triangle Pacific Corp., 10.500% 08/01/03           250,000       266,563
                                                              ------------
Machinery & Computer Equipment--(0.9%)
IMO Industries, 11.750% 05/01/06                   500,000       467,500
                                                              ------------
Miscellaneous Manufacturing--(0.9%)
American Standard Co., stepped coupon, (10.500%
  06/01/98) (c) 06/01/05                           350,000       327,688
Coleman Holdings Co., Series B, (a) 05/27/98       200,000       166,750
                                                              ------------
                                                                 494,438
                                                              ------------
Primary Metal--(2.0%)
Algoma Steel, Inc., 12.375%
  07/15/05                                         500,000       541,250
US Can Corp., 10.125% 10/15/06 (b)                 500,000       525,000
                                                              ------------
                                                               1,066,250
                                                              ------------
Stone, Clay, Glass & Concrete--(1.0%)
Owens-Illinois, Inc., 10.500% 06/15/02            $500,000    $  528,750
                                                              ------------
Transportation Equipment--(2.1%)
Aftermarket Technology Corp., Series B, 12.000%
  08/01/04                                         500,000       558,750
Collins & Aikman Products Co., 11.500% 04/15/06    500,000       547,500
                                                              ------------
                                                               1,106,250
                                                              ------------
Mining & Energy--(3.0%)
Crude Petroleum & Natural Gas--(0.5%)
Ferrellgas Finance Corp., L.P., 10.000%
  08/01/01                                         250,000       262,813
                                                              ------------
Oil & Gas Extraction--(2.5%)
Coastal Corp., 9.750% 08/01/03                     500,000       572,205
Gulf Canada Resources Ltd., 9.250% 01/15/04 (d)    250,000       264,375
Nevo Energy Co., 9.500%
  04/15/06                                         250,000       265,000
Santa Fe Energy Resources, Inc., 11.000%
  05/15/04                                         225,000       248,625
                                                              ------------
                                                               1,350,205
                                                              ------------
Retail Trade--(2.0%)
Food Stores--(1.5%)
Pathmark Stores, Inc., 9.625% 05/01/03             250,000       239,375
Smiths Food & Drug, 11.250% 05/15/07               500,000       552,500
                                                              ------------
                                                                 791,875
                                                              ------------
Miscellaneous Retail--(0.5%)
Finlay Fine Jewelry Corp., 10.625% 05/01/03        250,000       261,875
                                                              ------------
Services--(5.1%)
Health Services--(3.1%)
GranCare, Inc., 9.375% 09/15/05                    500,000       545,000
OrNda Health Corp., 11.375% 08/15/04               250,000       289,375
Tenet Healthcare Corp., 10.125% 03/01/05           750,000       828,750
                                                              ------------
                                                               1,663,125
                                                              ------------
Hotels, Camps & Lodging--(2.0%)
Eldorado Resorts Corp., 10.500% 08/15/06 (b)       500,000       527,500
HMH Properties, Inc., 9.500% 05/15/05              250,000       260,938
Wyndham Hotel Corp., 10.500% 05/15/06              250,000       266,250
                                                              ------------
                                                               1,054,688
                                                              ------------


                    See Notes to Investment Portfolio.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport Strategic Income Fund / December 31, 1996
------------------------------------------------------------------------------


                                                     Par        Value
                                                 -----------  ------------
Transportation, Communication, Electric, Gas & Sanitary
  Services--(14.3%)
Air Transportation--(2.0%)
Greenwich Air Services, Inc., 10.500% 06/01/06    $250,000   $   267,500
U.S. Air, Inc., 10.375% 03/01/13                   500,000       521,250
United Airlines, Inc., 9.200% 03/22/08             276,590       302,136
                                                              ------------
                                                               1,090,886
                                                              ------------
Broadcasting--(2.0%)
NWCG Holding Corp., (a)
  06/15/99                                         425,000       353,813
Young Broadcasting Corp., 11.750% 11/15/04         650,000       715,000
                                                              ------------
                                                               1,068,813
                                                              ------------
Cable--(3.9%)
Bell Cablemedia PLC, stepped coupon, (11.950%
  07/15/99) (c) 07/15/04 (e)                       400,000       350,000
Cablevision Systems Corp., 10.750% 04/01/04        250,000       258,125
Comcast Cable Partners Ltd., stepped coupon,
  (11.200% 11/15/00) (c) 11/15/07 (e)              500,000       353,750
Lenfest Communications, Inc., 8.375% 11/01/05      400,000       387,000
Marcus Cable Co., L.P. 11.875% 10/01/05            500,000       536,250
Videotron Holding PLC, stepped coupon, (11.000%
  08/15/00) (c) 08/15/05 (e)                       250,000       201,250
                                                              ------------
                                                               2,086,375
                                                              ------------
Electric, Gas & Sanitary Services--(1.0%)
Mesa Operating Co., 10.625% 07/01/06               500,000       543,750
                                                              ------------
Electric Services--(0.3%)
California Energy Co., Inc., 9.500% 09/15/06       150,000       154,125
                                                              ------------
Gas Services--(0.5%)
California Energy Co., Inc., 9.875% 06/30/03       250,000       260,000
                                                              ------------
Telecommunication--(4.6%)
Brooks Fiber Properties, Inc., stepped coupon,
  (10.875% 03/01/01) (c) 03/01/06                  500,000       333,750
ICG Holding, Inc., stepped coupon, (13.500%
  09/15/00)
  (c) 09/15/05                                     500,000       358,750
MFS Communications Co., Inc., stepped coupon:
  (8.875% 01/15/01) (c) 01/15/06                   500,000       365,625
 (9.375% 01/15/99) (c) 01/15/04                    500,000       435,000
Paging Network, Inc., 10.125% 08/01/07            $500,000   $   510,625
PanAmSat Corp., stepped coupon, (11.375%
  08/01/98) (c) 08/01/03                           500,000       463,750
                                                              ------------
                                                               2,467,500
                                                              ------------
Total Corporate Fixed-Income
  Bonds & Notes (Cost of $20,083,707)                         20,834,209
                                                              ------------

                               Currency
                              -----------
Foreign Government & Agency Obligations--(32.7%)
Argentina Global Bonds,
  11.000% 10/09/06 (f)                          400,000        419,200
Government of Finland Bond,
  7.250% 04/18/06                  FM        12,000,000      2,791,488
Kingdom of Denmark, 8.000%
  05/15/03                         DK        15,841,000      2,978,199
Republic of Poland (Brady),
  Past Due Interest, stepped
  coupon, (5.000% 10/27/98)
  4.000% 10/27/14 (g)                         1,705,000      1,438,594
Spanish Government Bonds,
  11.300%
  01/15/02                         SP       332,910,000      3,123,033
Swedish Government Bonds,
  10.250%
  05/05/03                         SK        15,200,000      2,695,686
Treasury Corp. of Victoria,
  10.250% 11/15/06                 A$         2,493,000      2,340,878
Western Australia Treasury
  Corp., 12.000% 08/01/01          A$         1,740,000      1,647,047
                                                          --------------
Total Foreign
  Government & Agency Obligations
  (Cost of $16,748,050)                                     17,434,125
                                                          --------------
US Government & Agency Obligations--(23.8%)
Federal Home Loan Mortgage
  Corp., CMO, 9.500% 04/15/19                    21,935         22,712
                                                          --------------
MDC Mortgage Funding Corp., CMO, 8.850%
  03/20/18                                      161,795        165,436
                                                          --------------
U.S. Treasury Bonds:
  8.750% 05/15/17 (h)                         4,056,000      4,948,969
 11.625% 11/15/04                               166,000        219,171
                                                          --------------
                                                             5,168,140
                                                          --------------
U.S. Treasury Notes, 11.875%
  11/15/03 (h)                                5,625,000      7,337,981
                                                          --------------
Total U.S. Government & Agency Obligations
  (Cost of $12,495,374)                                     12,694,269
                                                          --------------
Total Bonds & Notes
  (Cost of $49,327,131)                                     50,962,603
                                                          --------------


                      See Notes to Investment Portfolio.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport Strategic Income Fund / December 31, 1996
------------------------------------------------------------------------------


                               Shares      Value
                              --------  ------------
Preferred Stocks--(0.7%)
Transportation, Communication, Electric,
  Gas & Sanitary Services
Communications
Cablevision Systems Corp.,
  11.125% PIK, Series M
  (Cost $413,001)              4,287    $   384,800
Total Investments--(96.2%)
  (Cost of $49,740,132) (i)              51,347,403
                                        ------------

                                        Par
                                    -----------
Short-Term Obligations--(1.2%)
Repurchase agreement with Lehman
  Brothers, Inc., dated 12/31/96,
  due 01/02/97 at 6.900%,
  collateralized by U.S. Treasury
  notes with various maturities to
  2022, market value $651,823
  (repurchase proceeds $643,246)      $643,000       643,000
                                                 -------------
Forward Currency Contracts--(0.0%) (j)                11,223
Other Assets & Liabilities, Net--(2.6%)            1,391,309
                                                 -------------
Net Assets--100.0%                               $53,392,935
                                                 =============


Notes to Investment Portfolio:
(a) Zero coupon bond.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the value of these securities amounted to $1,311,250 or 2.5% of net assets.
(c) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
(d) This is a Canadian security. Par amount is stated in U.S. dollars.

(e) This is a British security. Par amount is stated in U.S. dollars.
(f) This is an Argentinean security. Par amount is stated in U.S. dollars.
(g) This is a Polish security. Par amount is stated in U.S. dollars. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(h) These securities, or a portion thereof, with a total market value of $7,826,045 are being used to collateralize the forward currency contracts shown below.

(i) Cost for federal income tax purposes is $49,750,870. Gross unrealized appreciation and depreciation at December 31, 1996 is as follows:
           Gross unrealized appreciation      $1,898,412
           Gross unrealized depreciation        (301,879)
                                             -------------
           Net unrealized appreciation        $1,596,533
                                             =============
(j) As of December 31, 1996, the Fund had entered into the following forward currency exchange contracts:

                                                Net Unrealized
                                                 Appreciation
   Contracts                      Settlement    (Depreciation)
  to deliver    In exchange for      Date          (U.S. $)
--------------------------------  ------------- ----------------
FF   178,867       US$    34,279  01/16/1997          (216)
FF 4,056,525       US$   773,613  01/13/1997        (8,554)
FF 4,517,198       US$   874,422  01/08/1997         3,714
FM 1,210,822       US$   260,953  01/13/1997        (2,191)
FM 1,106,764       US$   240,053  01/16/1997          (531)
DK 8,764,649       US$ 1,485,436  01/16/1997        (2,704)
DK   244,831       US$    41,781  01/08/1997           231
A$ 1,260,328       US$ 1,001,961  01/23/1997           520
FM 4,290,205       US$   934,474  01/08/1997         2,450
SK 5,944,766       US$   874,037  01/16/1997         5,576
SK 3,472,794       US$   520,074  01/08/1997        12,928
                                                ----------------
                                                   $11,223
                                                ================

                      Summary of Securities by Currency

                   Currency       Value       % of Total
                  ---------- --------------  -------------


United States          $       $35,771,072        69.7%
Australia             A$         3,987,925         7.8
Spain                 SP         3,123,033         6.1
Denmark               DK         2,978,199         5.8
Finland               FM         2,791,488         5.4
Sweden                SK         2,695,686         5.2
                             --------------  -------------
                               $51,347,403       100.0%
                             ==============  =============

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


Acronym                Name
---------------------------------
PIK          Payment-In-Kind
FF           French Francs


                       See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Keyport Variable Investment Trust Colonial-Keyport Strategic Income Fund / December 31, 1996
------------------------------------------------------------------------------


Assets:
Investments, at market value (Identified cost $49,740,132)                                $51,347,403
Short-term obligations                                                                        643,000
Cash                                                                                              697
Dividends and interest receivable                                                           1,459,958
Expense reimbursement due from Adviser                                                          7,152
Unrealized appreciation on forward currency exchange contracts                                 11,223
Unamortized organization expenses                                                               9,958
Other assets                                                                                    2,987
                                                                                         --------------
  Total assets                                                                             53,482,378
                                                                                         --------------
Liabilities:
Payable for fund shares repurchased                                                            29,641
Management fee payable                                                                         29,187
Bookkeeping fee payable                                                                         2,250
Transfer agent fee payable                                                                        625
Accrued expenses payable                                                                       27,740
                                                                                         --------------
  Total liabilities                                                                            89,443
                                                                                         --------------
Net assets                                                                                $53,392,935
                                                                                         ==============
Net assets represented by:
 Paid-in capital                                                                          $51,796,138
 Accumulated overdistributed net investment income                                             (5,726)
 Accumulated net realized losses on investments and foreign currency transactions             (10,977)
 Net unrealized appreciation on investments and foreign currency transactions               1,613,500
                                                                                         --------------
Total net assets applicable to outstanding shares of beneficial interest                  $53,392,935
                                                                                         ==============
Shares of beneficial interest outstanding                                                   4,838,352
                                                                                         ==============
Net asset value per share                                                                      $11.04
                                                                                         ==============


------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year ended December 31, 1996
------------------------------------------------------------------------------


Investment income:
Interest income                                                                             $4,372,353
Dividends                                                                                       41,090
                                                                                            -------------
  Total investment income                                                                    4,413,443
                                                                                            -------------
Expenses:
 Management fee                                                                                322,142
 Bookkeeping fee                                                                                27,000
 Transfer agent fee                                                                              7,500
 Audit fee                                                                                      20,000
 Printing expense                                                                               12,934
 Trustees' expense                                                                               4,392
 Custodian fee                                                                                  19,302
 Legal fee                                                                                       1,971
 Amortization of organization expense                                                            3,982
 Miscellaneous expense                                                                           3,714
                                                                                            -------------
  Total expenses                                                                               422,937
                                                                                            -------------
Less:
 Expenses reimbursable by Manager                                                              (27,636)
                                                                                            -------------
Net expenses                                                                                   395,301
                                                                                            -------------
Net investment income                                                                        4,018,142
Realized and unrealized gains on investments and foreign currency transactions:
 Net realized gains on investments                                                             259,150
 Net realized gains on foreign currency transactions                                           330,664
 Change in unrealized appreciation on investments and foreign currency transactions             22,412
                                                                                            -------------
Net increase in net assets resulting from operations                                        $4,630,368
                                                                                            =============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Keyport Variable Investment Trust Colonial-Keyport Strategic Income Fund
------------------------------------------------------------------------------


                                                                                        Year Ended      Year Ended
                                                                                       December 31,    December 31,
                                                                                           1996            1995
                                                                                     ---------------  ---------------
Operations:
 Net investment income                                                                 $  4,018,142    $  2,260,858
 Net realized gains on investments                                                          259,150         356,528
 Net realized gains (losses) on foreign currency transactions                               330,664         (89,581)
 Change in unrealized appreciation on investments and foreign currency transactions          22,412       1,745,890
                                                                                     ---------------  ---------------
 Net increase in net assets resulting from operations                                     4,630,368       4,273,695
                                                                                     ---------------  ---------------
Distributions declared from:
 Net investment income                                                                   (4,244,982)     (2,313,068)
 Net realized gains on investments                                                         (309,530)       (140,532)
                                                                                     ---------------  ---------------
  Total distributions                                                                    (4,554,512)     (2,453,600)
                                                                                     ---------------  ---------------
Fund share transactions:
 Proceeds from fund shares sold                                                          15,151,911      17,078,534
 Receipts for shares issued in acquisition of SteinRoe Managed Income Fund                       --      37,220,278
 Cost of fund shares repurchased                                                        (14,723,831)    (23,580,161)
 Distributions reinvested                                                                 4,554,512       2,453,600
                                                                                     ---------------  ---------------
Net increase in net assets resulting from fund share transactions                         4,982,592      33,172,251
                                                                                     ---------------  ---------------
Total increase in net assets                                                              5,058,448      34,992,346
Net assets:
 Beginning of period                                                                     48,334,487      13,342,141
                                                                                     ---------------  ---------------
 End of period                                                                         $ 53,392,935    $ 48,334,487
                                                                                     ===============  ===============
Accumulated overdistributed net investment income included in ending net assets        $     (5,726)   $    (68,878)
                                                                                     ===============  ===============
Analysis of changes in shares of beneficial interest:
 Shares sold                                                                              1,337,261       1,586,240
 Issued in acquisition of SteinRoe Managed Income Fund                                           --       3,302,598
 Shares redeemed                                                                         (1,307,531)     (2,079,174)
 Distributions reinvested                                                                   412,547         223,869
                                                                                     ---------------  ---------------
Net increase                                                                                442,277       3,033,533
                                                                                     ===============  ===============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Keyport Variable Investment Trust Colonial-Keyport Strategic Income Fund
------------------------------------------------------------------------------


                                                                                              Period
                                                                    Year Ended December        Ended
                                                                            31,            December 31,
                                                                   ----------------------  ---------------
                                                                     1996        1995         1994***
                                                                  ----------- -----------  ---------------
Per share operating performance:
Net asset value, beginning of period                              $ 10.99     $  9.79       $ 10.00
                                                                  ----------- -----------  ---------------
Net investment income (a)                                            0.92        0.55          0.30
Net realized and unrealized gains (losses) on investments and
  foreign currency transactions (a)                                  0.16        1.24         (0.19)
                                                                  ----------- -----------  ---------------
Total from investment operations                                     1.08        1.79          0.11
                                                                  ----------- -----------  ---------------
Less distributions:
 Dividends from net investment income                               (0.96)      (0.56)        (0.31)
 Dividends from net realized gains on investments                   (0.07)      (0.03)        (0.01)
                                                                  ----------- -----------  ---------------
Total distributions                                                 (1.03)      (0.59)        (0.32)
                                                                  ----------- -----------  ---------------
Net asset value, end of period                                    $ 11.04     $ 10.99       $  9.79
                                                                  =========== ===========  ===============
Total return:
Total investment return (b)(c)                                       9.83%      18.30%         1.10%**
Ratios/supplemental data:
Net assets, end of period (000)                                   $53,393     $48,334       $13,342
Ratio of net expenses to average net assets (d)                      0.80%(e)    0.84%(e)      1.00%*
Ratio of net investment income to average net assets (c)             8.13%(e)    8.08%(e)      7.33%*
Portfolio turnover ratio                                              114%        281%           94%**


     * Annualized

    ** Not Annualized

   *** For the period from the commencement of operations July 5, 1994 to December 31, 1994.

   (a) Per share data was calculated using average shares outstanding during the period.

   (b) Total return at net asset value assuming all distributions reinvested.

   (c) Computed giving effect to Manager's expense limitation undertaking.


   (d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.86%, 0.94% and 1.60% (annualized), respectively.

   (e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

Federal Income Tax Information (unaudited)
59.1% of the gain distribution recorded in December 1996 and paid in January 1997 was derived from long-term gains.


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
Keyport Variable Investment Trust Colonial-Keyport U.S. Fund For Growth / December 31, 1996
------------------------------------------------------------------------------


                                          Shares         Value
                                      -------------  ---------------
COMMON STOCKS--(94.1%)
Finance, Insurance & Real Estate--(15.3%)
Depository Institutions--(5.8%)
BankAmerica Corp.                         10,500       $1,047,375
Charter One Financial, Inc.                6,100          256,200
Chase Manhattan Corp.                      8,200          731,850
Comerica, Inc.                             5,100          267,112
First Bank System, Inc.                    3,900          266,175
First Union Corp.                          6,900          510,600
Keycorp                                    8,000          404,000
Nations Bank Corp.                           500           48,875
                                                     ---------------
                                                        3,532,187
                                                     ---------------
Insurance Carriers--(4.1%)
AMBAC, Inc.                                1,200           79,650
Allmerica Financial Corp.                    300           10,050
Allstate Corp.                             8,724          504,900
CIGNA Corp.                                4,400          601,150
Everest Reinsurance Holdings, Inc.        15,800          454,250
Mercury General Corp.                      4,800          252,000
Old Republic International Corp.           8,550          228,712
Travelers Group, Inc.                      3,266          148,195
Wellpoint Health Networks, Inc.,
  Class A                                  6,135          210,891
                                                     ---------------
                                                        2,489,798
                                                     ---------------
Nondepository Credit Institutions--(4.6%)
American Express Co.                      15,800          892,700
Beneficial Corp.                          10,300          652,762
ITT Hartford Group, Inc.                   9,700          654,750
Student Loan Marketing Association         6,600          614,625
                                                     ---------------
                                                        2,814,837
                                                     ---------------
Security Brokers & Dealers--(0.8%)
Donaldson, Lufkin & Jenrette, Inc.         5,900          212,400
Merrill Lynch & Co., Inc.                  3,200          260,800
                                                     ---------------
                                                          473,200
                                                     ---------------
Manufacturing--(51.7%)
Chemicals & Allied Products--(11.7%)
Abbott Laboratories                        1,700           86,275
American Home Products Corp.              12,000          703,500
Amgen, Inc. (a)                           13,200          717,750
Bristol-Myers Squibb Co.                  11,500        1,250,625
Clorox Co.                                 3,100          311,162
Dow Chemical Co.                           6,600          517,275
International Specialty Products,
  Inc. (a)                                   100            1,225
Johnson & Johnson                         18,000          895,500
Merck & Co., Inc.                         20,500        1,624,625
PPG Industries, Inc.                       2,200          123,475
Procter & Gamble Co.                         800           86,000
Schering-Plough Corp.                      5,300       $  343,175
Union Carbide Corp.                       11,500          470,062
                                                     ---------------
                                                        7,130,649
                                                     ---------------
Electronic & Electrical Equipment--(6.2%)
Cooper Industries, Inc.                    9,000          379,125
General Electric Co.                      11,300        1,117,288
Intel Corp.                               14,400        1,885,500
Pairgain Technologies, Inc. (a)              600           18,262
SCI Systems, Inc. (a)                      8,200          365,925
                                                     ---------------
                                                        3,766,100
                                                     ---------------
Food & Kindred Products--(6.7%)
Archer Daniels Midland Co.                 7,200          158,400
Coca Cola Co.                             16,000          842,000
Conagra, Inc.                              8,900          442,775
Heinz (H.J.) Co.                          13,200          471,900
Hershey Foods, Corp.                       8,400          367,500
Hormel Foods Corp.                         1,000           27,000
Interstate Bakeries Corp.                  9,000          442,125
Philip Morris Co., Inc.                    7,300          822,162
Sara Lee Corp.                            14,300          532,675
                                                     ---------------
                                                        4,106,537
                                                     ---------------
Furniture & Fixtures--(1.2%)
Johnson Controls, Inc.                     7,200          596,700
Leggett & Platt, Inc.                      4,200          145,425
                                                     ---------------
                                                          742,125
                                                     ---------------
Lumber & Wood Products--(0.1%)
Georgia Pacific Corp.                        600           43,200
                                                     ---------------
Machinery & Computer Equipment--(8.1%)
Case Corp.                                 4,500          245,250
Caterpillar, Inc.                          8,900          669,725
Compaq Computer Corp. (a)                 12,500          928,125
Cooper Cameron Corp. (a)                   1,900          145,350
Dell Computer Corp. (a)                   15,600          828,750
Gateway 2000, Inc. (a)                    10,000          535,625
Storage Technology Corp. (a)               8,800          419,100
Sun Microsystems, Inc. (a)                 7,400          190,087
Tecumseh Products Co., Class A             5,300          304,087
Western Digital Corp. (a)                 11,900          676,812
                                                     ---------------
                                                        4,942,911
                                                     ---------------
Measuring & Analyzing Instruments--(3.4%)
Beckman Instruments, Inc.                  9,300          356,888
Becton, Dickinson & Co.                    8,600          373,025
Honeywell, Inc.                           10,200          670,650
Tektronix, Inc.                           12,600          645,750
                                                     ---------------
                                                        2,046,313
                                                     ---------------
Miscellaneous Manufacturing--(0.8%)
Callaway Golf Co.                         17,400          500,250
                                                     ---------------


                 See Notes to Investment Portfolio.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport U.S. Fund For Growth / December 31, 1996
------------------------------------------------------------------------------


                                          Shares         Value
                                      -------------  ---------------
Paper Products--(1.3%)
Consolidated Papers, Inc.                  2,000       $   98,250
Fort Howard Corp. (a)                     11,300          312,869
International Paper Co.                    1,400           56,525
Mead Corp.                                 5,100          296,438
                                                     ---------------
                                                          764,082
                                                     ---------------
Petroleum Refining--(7.1%)
Amoco Corp.                                7,900          635,950
Atlantic Richfield Co.                     2,300          304,750
Exxon Corp.                               16,100        1,577,800
Mobil Corp.                                8,400        1,026,900
Phillips Petroleum Co.                     6,800          300,900
USX-Marathon Group                        19,800          472,725
                                                     ---------------
                                                        4,319,025
                                                     ---------------
Primary Metal--(0.4%)
USX-US Steel Group                         8,200          257,275
                                                     ---------------
Printing & Publishing--(0.8%)
Tribune Co.                                6,400          504,800
                                                     ---------------
Stone, Clay, Glass & Concrete--(0.4%)
USG Corp. (a)                              7,900          267,613
                                                     ---------------
Tobacco Products--(0.8%)
American Brands, Inc.                      7,100          352,338
RJR Nabisco Holdings Corp.                 4,600          156,400
                                                     ---------------
                                                          508,738
                                                     ---------------
Transportation Equipment--(2.7%)
Chrysler Corp.                            17,800          587,400
General Dynamics Corp.                       500           35,250
McDonnell Douglas Corp.                   13,900          889,600
Trinity Industries, Inc.                   3,500          131,250
                                                     ---------------
                                                        1,643,500
                                                     ---------------
Mining & Energy--(2.0%)
Crude Petroleum & Natural Gas--(1.1%)
Apache Corp.                              18,800          665,050
                                                     ---------------
Nonmetallic, Except Fuels--(0.1%)
Vulcan Materials Co.                         800           48,700
                                                     ---------------
Oil & Gas Extraction--(0.8%)
Rowan Companies, Inc. (a)                  6,500          147,063
Trans Ocean Offshore Drilling, Inc.        5,400          338,175
                                                     ---------------
                                                          485,238
                                                     ---------------
Retail Trade--(5.8%)
Apparel & Accessory Stores--(1.3%)
TJX Companies, Inc.                       16,900          800,638
                                                     ---------------
Building, Hardware & Garden Supply--(0.9%)
Lowes Companies, Inc.                     15,100          536,050
                                                     ---------------
Food Stores--(0.6%)
Vons Companies, Inc. (a)                   6,200          371,225
                                                     ---------------
General Merchandise Stores--(1.3%)
Dayton Hudson Corp.                       16,500       $  647,625
Staples, Inc. (a)                          6,800          122,825
                                                     ---------------
                                                          770,450
                                                     ---------------
Home Furnishings & Equipment--(0.3%)
CompUSA, Inc. (a)                          7,600          156,750
                                                     ---------------
Miscellaneous Retail--(1.4%)
Borders Group, Inc. (a)                   15,000          538,125
Office Depot, Inc. (a)                    16,500          292,875
Tiffany & Co.                              1,000           36,625
                                                     ---------------
                                                          867,625
                                                     ---------------
Services--(6.4%)
Business Services--(2.5%)
Computer Associates International,
  Inc.                                    12,750          634,313
Microsoft Corp. (a)                        4,600          380,075
Sterling Software, Inc. (a)                2,700           85,388
The Learning Company, Inc. (a)            28,900          415,438
                                                     ---------------
                                                        1,515,214
                                                     ---------------
Health Services--(1.8%)
Manor Care, Inc.                           6,300          170,100
OrNda Health Corp. (a)                    12,900          377,325
Tenet Healthcare Corp. (a)                25,400          555,625
                                                     ---------------
                                                        1,103,050
                                                     ---------------
Hotels, Camps & Lodging--(0.9%)
Choice Hotels Holdings, Inc. (a)           6,300          111,038
MGM Grand, Inc. (a)                       12,900          449,888
                                                     ---------------
                                                          560,926
                                                     ---------------
Motion Pictures--(1.2%)
King World Productions, Inc. (a)          11,800          435,125
Walt Disney Co.                            3,900          271,538
                                                     ---------------
                                                          706,663
                                                     ---------------
Transportation, Communication, Electric,
  Gas & Sanitary Services--(12.7%)
Air Transportation--(0.1%)
Delta Air Lines, Inc.                        800           56,700
                                                     ---------------
Communications--(8.7%)
AT&T Corp.                                 2,400          104,400
Ameritech Corp.                           17,600        1,067,000
Bell Atlantic Corp.                        2,700          174,825
BellSouth Corp.                            9,000          363,375
Compuware Corp. (a)                       12,300          616,538
GTE Corp.                                 13,700          623,350
Lucent Technologies, Inc.                  3,678          170,100
NYNEX Corp.                                6,600          317,625
Pacific Telesis Group, Inc.                6,400          235,200
SBC Communications, Inc.                  12,700          657,225
Southern New England
  Telecommunications Corp.                 2,600          101,075



                       See Notes to Investment Portfolio.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Colonial-Keyport U.S. Fund For Growth / December 31, 1996
------------------------------------------------------------------------------


                                          Shares         Value
                                      -------------  ---------------
Sprint Corp.                                20,700    $   825,412
                                                     ---------------
                                                        5,256,125
                                                     ---------------
Electric, Gas & Sanitary Services--(0.7%)
Enova Corp.                                 18,400        418,600
                                                     ---------------
Electric Services--(2.2%)
Boston Edison Co.                            6,500        174,688
Central & South West Corp.                  10,900        279,312
Consolidated Edison Co.
  of New York                                2,700         78,975
Entergy Corp.                                7,700        213,675
Ohio Edison Co.                             20,100        457,275
Rochester Gas & Electric Corp.               3,200         61,200
Texas Utilities Co.                          1,600         65,200
                                                     ---------------
                                                        1,330,325
                                                     ---------------
Gas Services--(0.3%)
Consolidated Natural Gas Co.                 1,900        104,975
National Fuel Gas Co.                        2,300         94,875
                                                     ---------------
                                                          199,850
                                                     ---------------
Railroad--(0.7%)
CSX Corp.                                    5,400        228,150
Illinois Central Corp.                         200          6,400
Kansas City Southern Industries, Inc.        4,600        207,000
                                                     ---------------
                                                          441,550
                                                     ---------------
Wholesale Trade--(0.2%)
Nondurable Goods--(0.2%)
Caraustar Industries, Inc.                   1,100    $    36,575
Richfood Holdings, Inc.                      2,850         69,112
                                                     ---------------
                                                          105,687
                                                     ---------------
Total Common Stocks
  (Cost of $46,202,643) (b)                            57,249,556
                                                     ---------------
SHORT TERM OBLIGATIONS--(5.8%)
Repurchase agreement with Lehman           Par
  Brothers, Inc., dated 12/31/96, due
  01/02/97 at 6.900%, collateralized
  by U.S. Treasury notes with various
  maturities to 2022, market value
  $3,557,150 (repurchase proceeds
  $3,510,345)                           $3,509,000      3,509,000
                                                     ---------------
Other Assets & Liabilities, Net--(0.1%)                    96,071
                                                     ---------------
Net Assets--(100%)                                    $60,854,627
                                                     ===============


   Notes to Investment Portfolio:

   (a) Non-income producing.

   (b) The cost for federal income tax purposes is $46,204,622. Gross unrealized appreciation and depreciation at December 31, 1996 is as follows:


           Gross unrealized appreciation         $11,849,801
           Gross unrealized depreciation             804,867
                                                --------------
           Net unrealized appreciation           $11,044,934
                                                ==============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Keyport Variable Investment Trust Colonial-Keyport U.S. Fund for Growth / December 31, 1996
------------------------------------------------------------------------------


Assets:
Investments, at market value (Identified cost $46,202,643)                       $57,249,556
Short-term obligations                                                             3,509,000
Cash                                                                                     725
Dividends and interest receivable                                                    109,293
Unamortized organization expenses                                                      9,958
Other assets                                                                         100,408
                                                                                --------------
  Total assets                                                                    60,978,940
                                                                                --------------
Liabilities:
Management fee payable                                                                41,342
Bookkeeping fee payable                                                                2,250
Transfer agent fee payable                                                               625
Accrued expenses payable                                                              22,150
Other liabilities                                                                     57,946
                                                                                --------------
  Total liabilities                                                                  124,313
                                                                                --------------
Net assets                                                                       $60,854,627
                                                                                ==============
Net assets represented by:
 Paid-in capital                                                                 $49,824,192
 Accumulated overdistributed net investment income                                        (1)
 Accumulated net realized losses on investments                                      (16,477)
 Net unrealized appreciation on investments                                       11,046,913
                                                                                --------------
Total net assets applicable to outstanding shares of beneficial interest         $60,854,627
                                                                                ==============
Shares of beneficial interest outstanding                                          4,279,066
                                                                                ==============
Net asset value per share                                                             $14.22
                                                                                ==============


------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year ended December 31, 1996
------------------------------------------------------------------------------

Investment income:
Dividends                                                   $ 1,157,283
Interest income                                                  68,626
                                                           -------------
  Total investment income                                     1,225,909
                                                           -------------
Expenses:
 Management fee                                                 418,745
 Bookkeeping fee                                                 27,000
 Transfer agent fee                                               7,500
 Audit fee                                                       13,132
 Printing expense                                                 8,573
 Trustees' expense                                                3,853
 Custodian fee                                                    8,930
 Legal fee                                                          233
 Amortization of organization expense                             3,982
 Miscellaneous expense                                            6,296
                                                           -------------
  Total expenses                                                498,244
                                                           -------------
Net investment income 727,665
Realized and unrealized gains on investments:
 Net realized gains on investments                            2,722,737
 Change in unrealized appreciation on investments             6,906,156
                                                           -------------
Net increase in net assets resulting from operations        $10,356,558
                                                           =============

                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Keyport Variable Investment Trust Colonial-Keyport U.S. Fund for Growth
------------------------------------------------------------------------------


                                                                          Year Ended      Year Ended
                                                                         December 31,    December 31,
                                                                             1996            1995
                                                                       ---------------  --------------
Operations:
 Net investment income                                                   $    727,665    $   512,329
 Net realized gains on investments                                          2,722,737      2,620,298
 Change in unrealized appreciation on investments                           6,906,156      3,846,518
                                                                       ---------------  --------------
Net increase in net assets resulting from operations                       10,356,558      6,979,145
                                                                       ---------------  --------------
Distributions declared from:
 Net investment income                                                       (692,338)      (518,493)
 Net realized gains on investments                                         (2,738,643)    (2,576,965)
                                                                       ---------------  --------------
Total distributions                                                        (3,430,981)    (3,095,458)
                                                                       ---------------  --------------
Fund share transactions:
 Proceeds from fund shares sold                                            17,615,945     26,906,230
 Cost of fund shares repurchased                                          (10,135,228)    (6,240,626)
 Distributions reinvested                                                   3,430,981      3,095,458
                                                                       ---------------  --------------
Net increase in net assets resulting from fund share transactions          10,911,698     23,761,062
                                                                       ---------------  --------------
Total increase in net assets                                               17,837,275     27,644,749
Net assets:
 Beginning of period                                                       43,017,352     15,372,603
                                                                       ---------------  --------------
 End of period                                                           $ 60,854,627    $43,017,352
                                                                       ===============  ==============
Accumulated overdistributed net investment income included
  in ending net assets                                                   $         (1)   $   (35,328)
                                                                       ===============  ==============
Analysis of changes in shares of beneficial interest:
 Shares sold                                                                1,304,388      2,240,739
 Shares redeemed                                                             (742,371)      (508,643)
 Distributions reinvested                                                     237,611        250,442
                                                                       ---------------  --------------
Net increase                                                                  799,628      1,982,538
                                                                       ===============  ==============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Keyport Variable Investment Trust Colonial-Keyport U.S. Fund for Growth
------------------------------------------------------------------------------


                                                                                          Period
                                                                                           Ended
                                                            Year Ended December 31,    December 31,
                                                          --------------------------  ---------------
                                                              1996         1995           1994***
                                                          ----------- --------------  ---------------
Per share operating performance:
Net asset value, beginning of period                       $ 12.36     $ 10.27          $ 10.00
                                                          ----------- --------------  ---------------
Net investment income (a)                                     0.19        0.21             0.09
Net realized and unrealized gains on investments (a)          2.52        2.84             0.35
                                                          ----------- --------------  ---------------
Total from investment operations                              2.71        3.05             0.44
                                                          ----------- --------------  ---------------
Less distributions:
 Dividends from net investment income                        (0.17)      (0.16)           (0.11)
 Dividends from net realized gains on investments            (0.68)      (0.80)           (0.06)
                                                          ----------- --------------  ---------------
Total Distributions                                          (0.85)      (0.96)           (0.17)
                                                          ----------- --------------  ---------------
Net asset value, end of period                             $ 14.22     $ 12.36          $ 10.27
                                                          =========== ==============  ===============
Total return:
 Total investment return (c)                                 21.84%      29.70%(b)         4.40%(b)**
Ratios/supplemental data:
Net assets, end of period (000)                            $60,855     $43,017          $15,373
Ratio of net expenses to average net assets                   0.95%(e)    1.00%(d)(e)      1.00%(d)*
Ratio of net investment income to average net assets          1.39%(e)    1.72%(b)(e)      2.16%(b)*
Portfolio turnover ratio                                        77%        115%              52%**
Average commission rate (f)                                $0.0395          --               --


     * Annualized

    ** Not Annualized

   *** For the period from the commencement of operations July 5, 1994 to December 31, 1994.

   (a) Per share data was calculated using average shares outstanding during the period.

   (b) Computed giving effect to Manager's expense limitation undertaking.

   (c) Total return at net asset value assuming all distributions reinvested.

   (d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.07% and 1.64% (annualized), respectively.

   (e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.


   (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Federal Income Tax Information (unaudited)
87.6% of the gain distribution recorded in December 1996 and paid in January 1997 was derived from long-term gains.


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
Keyport Variable Investment Trust Newport-Keyport Tiger Fund / December 31,
1996
------------------------------------------------------------------------------


                                  Country
                                  Abbrev.      Shares         Value
                                  --------- ------------  --------------
COMMON STOCKS--(94.8%)
Agriculture, Forestry & Fishing--(2.0%)
Agriculture--(Crops--(2.0%)
Sime Darby Bhd                       Ma       173,000       $  681,588
                                                          --------------
Construction--(4.2%)
Heavy Construction--Non Building
  Construction--(4.2%)
Citic Pacific Ltd.                   HK       254,000        1,474,510
                                                          --------------
Finance, Insurance & Real Estate--(22.8%)
Depository Institutions--(22.8%)
Bank of Ayudhya Ltd.                 Th        97,250          229,363
Development Bank of Singapore
  Ltd.                               Si        94,000        1,269,453
Guoco Group Ltd.                     HK       147,000          822,949
HSBC Holdings PLC                    HK        76,200        1,630,500
Hang Seng Bank                       HK       122,600        1,489,999
Oversea-Chinese Banking Corp.
  Ltd (Foreign)                      Si        88,500        1,100,322
Public Bank Bhd                      Ma       397,666          842,413
Thai Farmers Bank Ltd.               Th        81,500          508,342
                                                          --------------
                                                             7,893,341
                                                          --------------
Holding & Other Investment Companies--(6.6%)
Ayala Land Inc., Class B             Ph        30,000           34,221
Hutchison Whampoa Ltd.               HK       197,000        1,547,320
Singapore Technologies
  Industrial Corp.                   Si       256,000          640,229
Taiwan Fund, Inc.                    Tw         3,000           66,750
                                                          --------------
                                                             2,288,520
                                                          --------------
Real Estate--(21.4%)
China Overseas Land &
  Investment                         HK       400,000          202,987
Cheung Kong (Holdings) Ltd.          HK       187,000        1,662,195
City Developments Ltd.               Si       133,000        1,197,428
Filinvest Development Corp.          Ph       325,000           96,388
Land and House Co., Ltd.             Th        30,000          218,696
New World Development Co., Ltd.      HK       163,000        1,101,138
SM Prime Holdings, Inc.              Ph       130,000           33,612
Sun Hung Kai Properties Ltd.         HK       118,000        1,445,536
Swire Pacific Ltd., Series A         HK       153,000        1,458,885
                                                          --------------
                                                             7,416,865
                                                          --------------
Manufacturing--(9.8%)
Chemicals & Allied Products--(0.7%)
Kalbe Farma                          In       129,000          147,460
PT Darya Varia Laboratoria           In        62,640          100,776
                                                          --------------
                                                               248,236
                                                          --------------
Electronic & Electrical Equipment--(0.8%)
Nylex Malaysia Bhd                   Ma       120,000       $   270,837
                                                          --------------
Fabricated Metal--(1.1%)
Kian Joo Can Factory Bhd             Ma        72,000          399,129
                                                          --------------
Food & Kindred Products--(2.9%)
Guangdong Investments                HK       802,000          772,500
PT Mayora Indah (Foreign)            In       515,000          239,839
                                                          --------------
                                                             1,012,339
                                                          --------------
Measuring & Analyzing Instruments--(1.1%)
China Hong Kong Photo Products
  Holdings Ltd.                      HK       460,000          154,632
Pt Modern Photo Film Reg.            In        73,500          233,383
                                                          --------------
                                                               388,015
                                                          --------------
Printing & Publishing--(2.8%)
Singapore Press Holdings Ltd.        Si        48,800          962,401
                                                          --------------
Stone, Clay, Glass & Concrete--(0.4%)
Siam Cement Co., Ltd.                Th         5,000          156,713
                                                          --------------
Retail Trade--(3.5%)
Apparel & Accessory Stores--(1.2%)
Giordano International Ltd.          HK       472,000          402,767
                                                          --------------
Auto Dealers & Gas Stations--(2.3%)
Cycle & Carriage Ltd.                Si        65,000          794,212
                                                          --------------
Services--(5.5%)
Hotels, Camps & Lodging--(2.4%)
Genting Berhad                       Ma       121,000          833,657
                                                          --------------
Miscellaneous Repair Services--(3.1%)
Keppel Corp.                         Si       137,000        1,067,024
                                                          --------------
Transportation, Communication, Electric,
  Gas & Sanitary Services--(19.0%)
Communications--(9.4%)
Advanced Information Services        Th        46,000          383,752
Hong Kong Telecommunications
  Ltd.                               HK       493,369          794,162
PT Indosat                           In       132,000          363,251
PT Telekomunikasi Indonesia          In       250,000          431,308
Philippine Long Distance
  Telephone ADR                      Ph         7,550          385,050
Telekom Malaysia Berhad              Ma       101,000          899,822
                                                          --------------
                                                             3,257,345
                                                          --------------
Electric Services--(4.0%)
Hong Kong Electric Holdings
  Ltd.                               HK       332,000        1,103,161
Korea Electric Power Corp., ADR      Ko        13,000          266,500
                                                          --------------
                                                             1,369,661
                                                          --------------


                   See Notes to Investment Portfolio.

------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
Keyport Variable Investment Trust Newport-Keyport Tiger Fund / December 31,
1996
------------------------------------------------------------------------------


                                  Country
                                  Abbrev.      Shares         Value
                                  --------- ------------- --------------
Gas Services--(5.6%)
Hong Kong And China Gas Co.,
  Ltd.                               HK         823,280    $ 1,591,316
Petronas Gas Berhad                  Ma          80,000        332,607
                                                          --------------
                                                             1,923,923
                                                          --------------
Total Common Stocks
  (Cost of $28,837,762)                                     32,841,083
                                                          --------------
Warrants--(0.0%)
Thai Farmers Bank
  (Cost of $7,427)                   Th           7,500          5,921
                                                          --------------
Total Investments
  (Cost of $28,845,189) (a)                                 32,847,004
                                                          --------------
SHORT-TERM OBLIGATIONS--(3.7%)                   Par
                                           -------------
Repurchase agreement with Lehman Brothers,
  Inc., dated 12/31/96 due 01/02/97 at
  6.900% collateralized by a U.S. Treasury
  note with a maturity of 1998, market
  value $1,306,602 (repurchase proceeds
  $1,276,489)                                $ 1,276,000     1,276,000
                                                          --------------
                                                Value
                                            --------------
Other Assets & Liabilities, Net--(1.5%)      $   519,371
                                            --------------
Nets Assets--(100.0%)                        $34,642,375
                                            ==============

   Notes to Investment Portfolio:

(a) Cost for federal income tax purposes is identical. Gross unrealized appreciation and depreciation at December 31, 1996 is as follows:

           Gross unrealized appreciation     $ 6,430,280
           Gross unrealized depreciation      (2,428,465)
                                             --------------
           Net unrealized appreciation       $ 4,001,815
                                             ==============

           Acronym                       Name
           ------------  --------------------------------
           ADR           American Depository Receipt


                       Summary of Securites by Country

                  Country
Country           Abbrev.       Value       % of Total
---------------   -------       -----       ----------
Hong Kong           HK       $17,654,557       53.7%
Singapore           Si         7,031,069       21.4
Malaysian           Ma         4,260,053       13.0
Indonesia           In         1,516,017        4.6
Thailand            Th         1,502,787        4.6
Philippines         Ph           549,271        1.7
South Korea         Ko           266,500        0.8
Taiwan              Tw            66,750        0.2
                           --------------  ------------
                             $32,847,004      100.0%
                           ==============  ============

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Keyport Variable Investment Trust Newport-Keyport Tiger Fund / December 31,
1996
------------------------------------------------------------------------------


Assets:
Investments, at market value (Identified cost $28,845,189)                                $32,847,004
Short-term obligations                                                                      1,276,000
Cash (including foreign currencies)                                                         1,283,940
Receivable for fund shares sold                                                                15,250
Dividends and interest receivable                                                              21,875
                                                                                         --------------
  Total assets                                                                             35,444,069
                                                                                         --------------
Liabilities:
Payable for investments purchased                                                             739,566
Payable for fund shares repurchased                                                             7,340
Management fee payable                                                                         25,901
Bookkeeping fee payable                                                                         2,250
Transfer agent fee payable                                                                        625
Accrued expenses payable                                                                       26,012
                                                                                         --------------
  Total liabilities                                                                           801,694
                                                                                         --------------
Net assets                                                                                $34,642,375
                                                                                         ==============
Net assets represented by:
 Paid-in capital                                                                          $30,666,336
 Accumulated undistributed net investment income                                                  920
 Accumulated net realized losses on investments and foreign currency transactions             (26,302)
 Net unrealized appreciation on investments and foreign currency transactions               4,001,421
                                                                                         --------------
Total net assets applicable to shares of beneficial interest outstanding                  $34,642,375
                                                                                         ==============
Shares of beneficial interest outstanding                                                  13,746,402
                                                                                         ==============
Net asset value per share                                                                       $2.52
                                                                                         ==============

-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year ended December 31, 1996
----------------------------------------------------------------------------

Investment income:
Dividends (net of nonrebatable foreign taxes withheld at source of $39,548)                 $  564,771
Interest income                                                                                142,061
                                                                                            ------------
  Total investment income                                                                      706,832
                                                                                            ------------
Expenses:
 Management fee                                                                                258,891
 Bookkeeping fee                                                                                27,000
 Transfer agent fee                                                                              7,500
 Audit fee                                                                                       7,759
 Printing expense                                                                                4,434
 Trustees' expense                                                                               1,911
 Custodian fee                                                                                  51,295
 Legal expense                                                                                     535
 Miscellaneous expense                                                                           4,191
                                                                                            ------------
  Total expenses                                                                               363,516
                                                                                            ------------
Net investment income                                                                          343,316
Realized and unrealized gains (losses) on investments and foreign currency transactions:
 Net realized gains on investments                                                             109,471
 Net realized losses on foreign currency transactions                                          (11,295)
 Change in unrealized appreciation on investments and foreign currency transactions          2,259,060
                                                                                            ------------
Net increase in net assets resulting from operations                                        $2,700,552
                                                                                            ============


                      See Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Keyport Variable Investment Trust Newport-Keyport Tiger Fund
------------------------------------------------------------------------------


                                                                                     Year Ended    Period Ended
                                                                                    December 31,   December 31,
                                                                                        1996           1995*
                                                                                   --------------  --------------
Operations:
 Net investment income                                                               $   343,316    $    85,551
 Net realized gains (losses) on investments                                              109,471            (75)
 Net realized losses on foreign currency transactions                                    (11,295)       (14,780)
 Unrealized appreciation on investments and foreign currency transactions              2,259,060      1,742,361
                                                                                   --------------  --------------
 Net increase in net assets resulting from operations                                  2,700,552      1,813,057
                                                                                   --------------  --------------
Distributions declared from:
 Net investment income                                                                  (237,595)       (85,551)
 In excess of net investment income                                                           --        (78,657)
 Net realized gains                                                                     (135,767)            --
                                                                                   --------------  --------------
Total distributions                                                                     (373,362)      (164,208)
                                                                                   --------------  --------------
Fund share transactions:
 Proceeds from fund shares sold                                                       19,071,741     17,964,083
 Cost of fund shares repurchased                                                      (6,107,372)      (799,686)
 Distributions reinvested                                                                373,362        164,208
                                                                                   --------------  --------------
Net increase in net assets resulting from fund share transactions                     13,337,731     17,328,605
                                                                                   --------------  --------------
Total increase in net assets                                                          15,664,921     18,977,454
Net assets:
 Beginning of period                                                                  18,977,454              0
                                                                                   --------------  --------------
 End of period                                                                       $34,642,375    $18,977,454
                                                                                   ==============  ==============
Accumulated undistributed (overdistributed) net investment income included in
  ending net assets                                                                          920    $   (93,375)
                                                                                   ==============  ==============
Analysis of changes in shares of beneficial interest:
 Shares sold                                                                           7,766,949      8,623,798
 Shares redeemed                                                                      (2,495,545)      (369,219)
 Distributions reinvested                                                                148,081         72,338
                                                                                   --------------  --------------
Net increase                                                                           5,419,485      8,326,917
                                                                                   ==============  ==============


* For the period from the commencement of operations May 1, 1995 to December 31, 1995.

                      See Notes to Financial Statements.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Keyport Variable Investment Trust Newport-Keyport Tiger Fund
------------------------------------------------------------------------------


                                                                                               Year Ended     Period Ended
                                                                                              December 31,    December 31,
                                                                                             --------------  ---------------
                                                                                                  1996          1995***
                                                                                             --------------  ---------------
Per share operating performance:
Net asset value, beginning of period                                                           $  2.28         $  2.00
                                                                                             --------------  ---------------
Net investment income (a)                                                                         0.03            0.01
Net realized and unrealized gains on investments and foreign currency transactions (a)            0.24            0.29
                                                                                             --------------  ---------------
Total from investment operations                                                                  0.27            0.30
                                                                                             --------------  ---------------
Less distributions from:
 Dividends from net investment income                                                            (0.02)          (0.01)
 In excess of net investment income                                                                 --           (0.01)
 Dividends from net realized gains on investments                                                (0.01)             --
                                                                                             --------------  ---------------
 Total distributions                                                                             (0.03)          (0.02)
                                                                                             --------------  ---------------
Net asset value, end of period                                                                 $  2.52         $  2.28
                                                                                             ==============  ===============
Total return:
 Total investment return (b)                                                                     11.73%          15.00%**
Ratios/supplemental data:
Net assets, end of period (000)                                                                $34,642         $18,977
Ratio of net expenses to average net assets (c)                                                   1.27%           1.75%*
Ratio of net investment income to average net assets (c)                                          1.20%           0.89%*
Portfolio turnover ratio                                                                             7%             12%**
Average commission rate (d)                                                                    $0.0172              --


     * Annualized

    ** Not Annualized.

   *** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

   (a) Per share data was calculated using average shares outstanding during the period.


   (b) Total return at net asset value assuming all distributions reinvested.


   (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

   (d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Federal Income Tax Information (unaudited)
87.7% of the gain distribution recorded in December 1996 and paid in January 1997 was derived from long-term gains.


                      See Notes to Financial Statements.

                        NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Accounting Policies

Keyport Variable Investment Trust (the "Trust") an open-end, diversified management investment company, was organized as a Massachusetts business trust on March 4, 1993. At December 31, 1996 the Trust consisted of six series of Funds with different investment objectives, policies, and restrictions:
Colonial-Keyport Growth and Income Fund ("Growth and Income Fund"), Colonial-Keyport Utilities Fund ("Utilities Fund"), Colonial-Keyport International Fund for Growth ("International Fund for Growth"), Colonial-Keyport Strategic Income Fund ("Strategic Income Fund"), Colonial-Keyport U.S. Fund for Growth ("U.S. Fund for Growth"), and Newport-Keyport Tiger Fund ("Tiger Fund") (individually referred to as a "Fund", or collectively referred to as the "Funds"). Each Fund's objective is as follows:

Growth and Income Fund seeks primarily income and capital growth and, secondarily, capital preservation.


Utilities Fund seeks primarily current income and, secondarily, long-term capital growth.


International Fund for Growth seeks long-term growth.


Strategic Income Fund seeks a high level of current income and total return, as is consistent with prudent risk.


U.S. Fund for Growth seeks growth over time exceeding the S&P 500 Index's performance.


Tiger Fund seeks capital appreciation.


Shares of the Trust are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life insurance Policies ("VLI Policies") of Keyport Life Insurance Company ("Keyport"), Keyport America Life Insurance Company (formerly Crown America Life Insurance Company) (a wholly- owned subsidiary of Keyport), and the VA contracts of Liberty Life Assurance Company of Boston ("Liberty Life"). The insurance companies and their separate accounts own all the shares of the Funds. Keyport Advisory Services Corp. (the "Manager"), a wholly-owned subsidiary of Keyport, provides investment management, advisory, and administrative services to the Trust. Colonial Management Associates, Inc. ("Colonial") provides sub-advisory services to each Fund of the Trust, other than the Tiger Fund. Newport Fund Management, Inc. ("Newport") provides sub-advisory services to the Tiger Fund. Colonial also provides pricing and recordkeeping services to the Trust. Keyport Financial Services Corp., a wholly-owned subsidiary of Keyport, serves as the underwriter of the Trust. The Manager, Keyport, Colonial and Newport are indirect wholly-owned subsidiaries of Liberty Financial Companies, Inc. ("Liberty Financial"). Liberty Mutual Insurance Company ("Liberty Mutual") owns approximately 82% of the outstanding voting shares of Liberty Financial. Liberty Life is a wholly-owned subsidiary of Liberty Mutual and Liberty Mutual Fire Insurance Company.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments--Portfolio securities listed on an exchange and over-the-counter securities quoted on the NASDAQ system are valued on the basis of the last sale on the date as of which the valuation is made, or, lacking any sales, at the current bid prices. Over-the-counter securities not quoted on the NASDAQ system are valued at the latest bid quotation. Long- term debt securities are valued on the basis of dealer-supplied quotations or valuations furnished by a pricing service which may employ electronic data processing techniques, including a "matrix" system to determine the valuations. Foreign debt securities are valued at the current bid price furnished by market makers. Foreign equity securities listed on an exchange are valued on the basis of last sale on the date as of which the valuation is made, or lacking any sales, at the current bid prices. Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations. In certain countries, the Fund may hold foreign designated shares. If the foreign share price is not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. Securities for which reliable quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. Short-term instruments with remaining maturities of 60 days or less are valued at amortized cost unless the Trustees determine this does not represent fair value.

Federal Income Taxes--The Funds intend to qualify as "regulated investment companies" and as such (and by complying with the applicable provisions of the Internal Revenue Code) will not be subject to Federal income tax on taxable income (including realized capital gains) distributed to shareholders. By making the distributions required under the Internal Revenue Code, the Funds intend to avoid excise tax liability.

Organization Expenses--Costs incurred in connection with the organization and offering of the Funds are being deferred and amortized over 60 months from the date those Funds commenced business.

Delayed Delivery Transactions--Growth and Income Fund and Strategic Income Fund may purchase or sell secu-rities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. This may increase the risk if the other party involved in the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. The Funds identify securities as segregated in their custodial records with a value at least equal to the amount of the purchase commitment.

Expenses--Most expenses of the Trust can be attributed to a Fund. Expenses which cannot be directly attributed are apportioned among the Funds in the Trust.


Other--Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on security transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividend and interest income and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains (losses) from investments. The Funds may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Funds may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Funds' portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.


Note 2. Fund Share Transactions


Each Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. Each share of a Fund represents an equal proportionate beneficial interest in that Fund and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of a Fund available for distribution to shareholders upon liquidation of a Fund.


Note 3. Security Transactions


Realized gains (losses) are computed on the identified cost basis for both financial reporting and Federal income tax purposes. At December 31, 1996, Utilities Fund had capital loss carryovers of $4,706,616 which will expire in or before 2004, if not utilized.

The cost of investments purchased and proceeds from investments sold excluding short-term investments for the year ended December 31, 1996, for the Funds were as follows:

                          Growth                    International
                        and Income     Utilities       Fund for
                           Fund           Fund          Growth
                      -------------- -------------  ---------------
Cost of investments
  purchased             $26,192,900   $ 6,670,567    $30,426,903
Proceeds from
  investments sold       18,328,874    10,470,243     27,201,372

                         Strategic
                          Income        U.S. Fund
                           Fund        for Growth     Tiger Fund
                      -------------- --------------  --------------
Cost of investments
  purchased             $58,496,088    $45,412,339    $14,919,603
Proceeds from
  investments sold       53,554,221     39,139,763      1,874,363

For Growth and Income Fund and Strategic Income Fund, none and $359,576 and $12,408,233 and $11,672,392, respectively, represent the purchase cost and proceeds of sales of U.S. Government securities, respectively.


Note 4. Distributions to Shareholders


The Funds intend to distribute as dividends or capital gain distributions, at least annually, substantially all of their net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Funds at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with Federal Income tax regulations, which may differ from generally accepted accounting principles. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. Accordingly, amounts as of December 31, 1996 have been reclassified as follows:

                                   Inter-
                      Growth      national     Strategic
                    and Income    Fund for       Income       Tiger
                       Fund        Growth         Fund         Fund
                   ------------ -------------------------  ------------
Accumulated net
  investment
  income             $ 5,626      $(157,815)   $ 289,992     $(11,426)
Accumulated net
  realized gain
  (losses) on
  investments         (5,743)       949,336     (289,992)      11,426
Paid in capital          117       (791,521)          --           --


In all cases net assets were not affected by these changes.

Note 5. Fees and Compensation Paid to Affiliates

 Management and Sub-Advisory Fees--The Funds have management and sub-advisory agreements with the Manager, Colonial and Newport, respectively. For all the Funds, the management fee to be paid to the Manager is computed daily and paid monthly based upon the average daily net assets of the Funds at annual rates as follows:

                                        Annual Rate
                                       as a Percent
                                        of Average
                                           Daily
                Fund                    Net Assets
------------------------------------  ----------------
Growth and Income Fund                    0.65 of 1%
Utilities Fund                            0.65 of 1%
International Fund for Growth             0.90 of 1%
Strategic Income Fund                     0.65 of 1%
U.S. Fund for Growth                      0.80 of 1%
Tiger Fund                                0.90 of 1%

The Manager, out of the management fee it receives from the Funds, pays Colonial and Newport a sub-advisory fee based upon the average daily net assets of the Funds at annual rates as follows:

                                        Annual Rate
                                       as a Percent
                                        of Average
                                           Daily
                Fund                    Net Assets
------------------------------------  ----------------
Growth and Income Fund                    0.45 of 1%
Utilities Fund                            0.45 of 1%
International Fund for Growth             0.70 of 1%
Strategic Income Fund                     0.45 of 1%
U.S. Fund for Growth                      0.60 of 1%
Tiger Fund                                0.70 of 1%


Bookkeeping Fee--Colonial provides bookkeeping and pricing services to each Fund for $27,000 per year plus 0.035% of the Fund's average daily net assets over $50 million.


Transfer Agent Fee--Each of the Funds paid Colonial Investment Services, Inc., an affiliate of Colonial, for transfer agent services rendered at an annual rate of $7,500.


Expense Reimbursement-- Through April 30, 1997, the Manager has agreed to reimburse all expenses, including management fees, in excess of 1.00% of average daily net assets per annum for Growth and Income Fund, Utilities Fund and U.S. Fund for Growth, in excess of 0.80% of average daily net assets for Strategic Income Fund and in excess of 1.75% of average daily net assets for International Fund for Growth and Tiger Fund.


Note 6. Investment in Repurchase Agreements


Each Fund may enter into repurchase agreements, which require the seller of the instrument to maintain on deposit with the Funds' custodian bank or in the Federal Reserve Book- Entry System securities in the amount at all times equal to or in excess of the value of the repurchase agreement plus accrued interest. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.


Note 7. Fund Substitutions


The Trustees approved the substitution of shares of Colonial Keyport Strategic Income Fund ("CKSIF") for the shares of Managed Income Fund ("MIF") and the substitution of shares of the Mortgage Securities Income Fund ("MSIF") for the shares of Colonial Keyport U.S. Government Fund ("CKUSGF") (formerly a series of the Trust). MIF and MSIF are series funds of the SteinRoe Variable Investment Trust. The substitutions occurred on October 13, 1995 as the net asset value of shares totaling $37,220,278 in MIF were substituted for shares in CKSIF. Additionally on this date, the net asset value of shares totaling $25,976,438 in CKUSGF were substituted for shares of MSIF.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements.

              The following financial statements for each of the Funds in the Trust are included in this filing as part of Part B:


         Independent Accountants' Report

         Schedule of Investments as of December 31, 1996

         Statement of Assets and Liabilities as of December 31, 1996

         Statement of Operations for the year or period ended December 31, 1996

         Statement of Changes in Net Assets for the years or periods ended December 31, 1996 and 1995

         Financial Highlights for the years or periods ended December 31, 1996 and 1995


(b)      Exhibits.

         1.          Agreement and Declaration of Trust (1)

         2.          By-Laws (1)

         3.          Not Applicable

         4(a).       [Deleted]

         4(b). Specimen Share Certificate for Colonial-Keyport Growth and Income Fund (2)

         4(c).       Specimen Share Certificate for Colonial-Keyport Utilities
                     Fund (2)

         4(d). Specimen Share Certificate for Colonial-Keyport International Fund For Growth (3)


         4(e).       Specimen Share Certificate for Colonial-Keyport U.S. Stock
                     Fund (4)


         4(f). Specimen Share Certificate For Colonial-Keyport Strategic Income Fund (4)

         4(g).       Specimen Share Certificate For Newport-Keyport Tiger Fund
                     (5)

         5(a)(i). Management Agreement between Keyport Variable Investment Trust, on behalf of Colonial-Keyport Growth and Income Fund and Colonial-Keyport Utilities Fund, and Keyport Advisory Services Corp. (2)

         5(a)(ii).   Management Agreement between Keyport Variable Investment
                     Trust, on behalf of each of the Colonial-Keyport
                     International Fund For Growth, the Colonial-Keyport U.S.
                     Stock Fund and the Colonial-Keyport Strategic Income Fund, and Keyport Advisory Services Corp. (3)

         5(a)(iii).  Amendment No. 1 to Management Agreements listed as Exhibits
                     5(a)(i) and 5(a)(ii). (5)

         5(a)(iv).   Management Agreement between Keyport Variable Investment
                     Trust, on behalf of the Newport-Keyport Tiger Fund, and Keyport Advisory Services Corp. (5)

         5(b)(i).    [Deleted]

         5(b)(ii).   Colonial-Keyport Growth and Income Fund: Colonial
                     Management Sub-Advisory Agreement among Keyport Variable
                     Investment Trust, on behalf of the Colonial-Keyport Growth and Income Fund, Keyport Advisory Services Corp. and
                     Colonial Management Associates, Inc. (2)

         5(b)(iii).  Colonial-Keyport Utilities Fund Colonial Management
                     Sub-Advisory Agreement among Keyport Variable Investment Trust, on behalf of the Colonial-Keyport Utilities Fund, Keyport Advisory Services Corp. and Colonial Management Associates, Inc. (2)

         5(b)(iv).   Colonial-Keyport International Fund For Growth Colonial
                     Management Sub-Advisory Agreement among Keyport Variable
                     Investment Trust, on behalf of Colonial-Keyport
                     International Fund For Growth, Keyport Advisory Services
                     Corp. and Colonial Management Associates, Inc. (3)

         5(b)(v).    [Deleted]

         5(b)(vi).   Colonial-Keyport U.S. Fund For Growth Colonial Management
                     Sub-Advisory Agreement among Keyport Variable Investment
                     Trust, on behalf of Colonial-Keyport U.S. Fund For Growth,
                     Keyport Advisory Services Corp. and Colonial Management
                     Associates, Inc. (4)


         5(b)(vii).  [deleted]


         5(b)(viii). Colonial-Keyport Strategic Income Fund Colonial Management
                     Sub-Advisory Agreement among Keyport Variable Investment Trust, on behalf of Colonial Strategic Income Fund, Keyport Advisory Services Corp. and Colonial Management Associates, Inc. (4)

         5(b)(ix).   Newport-Keyport Tiger Fund Newport Management Sub-Advisory
                     Agreement among Keyport Variable Investment Trust, on behalf of Newport-Keyport Tiger Fund, Keyport Advisory
                     Services Corp. and Newport Fund Management, Inc. (5)

         6. Underwriting Agreement between Keyport Variable Investment Trust and Keyport Financial Services Corp. (2)

         7.          Not Applicable

         8. Form of Custody Agreement between Keyport Variable Investment Trust and The Boston Safe Deposit and Trust Company (1)

         9(a)(i). Joinder and Release Agreement with Respect to Transfer Agency Agreement dated as of January 3, 1995 among Keyport Variable Investment Trust, Liberty Investment Services, Inc. and Colonial Investors Service Center, Inc. (including form of Transfer Agency Agreement and Amendment No. One thereto) (5)

         9(a)(ii).   Amendment No. Two to Transfer Agency Agreement (5)

         9(b). Participation Agreement among Keyport Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company, and Liberty Life Assurance Company of Boston (2)

         9(c)(i). Pricing and Bookkeeping Agreement between Keyport Variable Investment Trust and Colonial Management Associates, Inc.
                     (2)

         9(c)(ii).   Amendment No. One to Pricing and Bookkeeping Agreement (3)

         9(c)(iii).  Amendment No. Two to Pricing and Bookkeeping Agreement (5)

         10. Opinion and consent of counsel as to the legality of the securities being registered (included with annual Rule 24f-2 Notices)

         11.         Consent of Independent Accountants

         12.         Not Applicable

         13.         Not Applicable

         14.         Not applicable

         15.         Not applicable

         16.         Calculation of Total Returns (7)

         17.         Financial Data Schedule

         18.         Not applicable

         19(a). Power of Attorney executed by each Trustee of the Trust pertaining to this Registration Statement (6)


         19(b).      [deleted]


         (1) Incorporated by reference to Keyport Variable Investment Trust, Registration Statement on Form N-1A (33-59216) (the "Registration Statement"), as filed with the SEC on March 8, 1993.

         (2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, as filed with the SEC on June 11, 1993.

         (3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, as filed with the SEC on April 27, 1994.

         (4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, as filed with the SEC on May 4, 1994.

         (5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, as filed on April 27, 1995.

         (6) Contained on Signature Pages to Post-Effective Amendment No. 3 to the Registration Statement, as filed with the SEC on April 27, 1994 (and incorporated therefrom by reference).


         (7) Incorporated by reference to Post-Effective Amendment No. 7 to this Registration Statement filed April, 1996.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

         Shares of the Trust registered pursuant to this Registration Statement will be offered and sold to Keyport Life Insurance Company ("Keyport"), a stock life insurance company organized under the laws of Rhode Island, and to certain of its separate investment accounts and certain of the respective separate investment accounts of Liberty Life Assurance Company of Boston ("Liberty Life"), a stock life insurance company organized as a Massachusetts corporation, and Independence Life & Annuity Company, a stock life insurance company organized under the laws of Rhode Island (formerly known as "Crown America Life Insurance Company" and thereafter formerly known as "Keyport America Life Insurance Company") ("Independence"). Shares of the Registrant may in the future be sold to other separate accounts of Keyport, Liberty Life, Independence or other life insurance companies as the funding medium for other insurance contracts and policies in addition to the currently offered contracts and policies. The purchasers of insurance contracts and policies issued in connection with such accounts will have the right to instruct Keyport, Liberty Life and Independence with respect to the voting of the Registrant's shares held by their respective separate accounts. Subject to such voting instruction rights, Keyport, Liberty Life, Independence and their respective separate accounts directly control the Registrant.

         Keyport Financial Services Corp. ("KFSC"), the Trust's principal underwriter, Keyport Advisory Services Corp. ("KASC"), the Trust's investment manager, Colonial Management Associates, Inc. ("Colonial"), KASC's sub-adviser with respect to each Fund of the Registrant (other than the Newport-Keyport Tiger Fund), Newport Fund Management, Inc. ("Newport"), KASC's sub-adviser with respect to the Newport-Keyport Tiger Fund, Keyport and Independence are each wholly owned indirect subsidiaries of Liberty Financial Companies, Inc. ("Liberty Financial"), Boston, Massachusetts. Liberty Mutual Insurance Company ("Liberty Mutual"), Boston, Massachusetts, as of March 31, 1997 owned, indirectly, approximately 80.6% of the combined voting power of the outstanding voting stock of Liberty Financial (with the balance being publicly-held). Liberty Life is a 90%-owned subsidiary of Liberty Mutual.

Item 26.  Number of Holders of Securities.

         As of March 31, 1997, the number of holders of shares of beneficial interest of each Fund of the Trust was as follows:


                                                       Number of
      Title of Class                                 Record Holders
      --------------                                 --------------
Colonial-Keyport Growth and Income Fund                    12
Colonial-Keyport Utilities Fund                            10
Colonial-Keyport International
  Fund For Growth                                          10
Colonial-Keyport Stock U.S. Fund                           10
Colonial-Keyport Strategic Income Fund                     13
Newport-Keyport Tiger Fund                                 10

Item 27.  Indemnification.

         Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registration's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

         Section 17(h) of the 1940 Act provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         To the extent required under the 1940 Act:

         (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

         (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad, faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

         (iii) Registrant will not advance attorney's fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trail-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article

Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Article Tenth also provides that its indemnification provisions are not exclusive.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Registrant, its trustees and officers, its investment manager, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment manager or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

         In addition, KASC, Registrant's investment manager, maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any error, omission, or breach of any duty owed to the Trust or any Fund by the investment manager.

Item 28.  Business and Other Connections of Investment Adviser


         Certain information pertaining to business and other connections of the Registrant's investment manager, KASC, of Colonial Management Associates Inc. ("Colonial"), the sub-adviser to each of Registrant's Funds (other than the Newport-Keyport Tiger Fund), and of Newport Fund Management, Inc. ("Newport"), the sub-adviser to the Newport-Keyport Tiger

Fund, is incorporated herein by reference to the section of the Prospectus captioned "TRUST MANAGEMENT ORGANIZATIONS" and to the section of the Statement of Additional Information captioned "INVESTMENT MANAGEMENT AND OTHER SERVICES." Set forth below is a list of each director and officer of KASC, and each director and certain officers of Colonial and Newport indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee.


KASC

         KASC is a direct wholly owned subsidiary of Keyport. Keyport is a direct wholly owed subsidiary of SteinRoe Services, Inc. ("SSI"). SSI is a direct wholly owned subsidiary of Liberty Financial. As stated above, Liberty Financial is an indirect majority owned subsidiary of Liberty Mutual.

                                            Position During
  Name and Current Position with Adviser    Past Two Fiscal Years
================================================================================
John W. Rosensteel     President and        Director and President and
                       Chairman of the      Chief Executive Officer of Keyport,
                       Board of Directors   Chairman of the Board of KFSC and
                                            Chairman of the Board and President
                                            of KASC since January 1, 1993;
                                            President, Chief Executive Officer
                                            and Chairman of the Board of Keyport
                                            America since October 1, 1993; prior
                                            to 1993 Senior Vice President of
                                            Aetna International, Inc., a
                                            division of Aetna Life and Casualty
                                            Company
--------------------------------------------------------------------------------
Paul H. LeFevre, Jr.   Senior Vice          Senior Vice President-Chief
                       President and        Financial Officer of Keyport and
                       Director             Director and Senior Vice
                                            President-Chief Financial Officer of
                                            KASC; Senior Vice President, Chief
                                            Financial Officer and Director of
                                            Keyport America since October 1,
                                            1993
--------------------------------------------------------------------------------
William L. Dixon       Vice President       Vice President-Compliance of
                                            Keyport, KFSC and KASC; Vice
                                            President--Compliance and Assistant
                                            Secretary of Keyport America since
                                            October 1, 1993
--------------------------------------------------------------------------------
Stewart R. Morrison    Vice President       Vice President-Investments of
                                            Keyport and KASC; Vice
                                            President-Investments of Keyport
                                            America since October 1, 1993
--------------------------------------------------------------------------------

Francis E. Reinhart    Senior Vice          Senior Vice President-Chief
                       President            Administrative Officer of Keyport
                                            and KASC and Vice
                                            President-Administration of KFSC;
                                            Senior Vice President and Chief
                                            Administrative Officer of Keyport
                                            America since October 1, 1993
--------------------------------------------------------------------------------
John E. Arant, III     Senior Vice          Senior Vice President and Chief
                       President and        Sales Officer of Keyport since May
                       Director             16, 1994; Vice President and Chief
                                            Sales Officer of KFSC since May 20,
                                            1994; Director and Senior Vice
                                            President and Chief Sales Officer of
                                            KASC and Keyport America since March
                                            10, 1995
--------------------------------------------------------------------------------
James J. Klopper       Vice President and   Vice President, Counsel and
                       Director             Assistant Secretary of Keyport;
                                            Clerk of KFSC; Director, Vice
                                            President, Counsel and Secretary of
                                            KASC and Keyport America since March
                                            10, 1995
--------------------------------------------------------------------------------

         The business address of KASC and each individual listed in the foregoing table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Colonial

         Colonial is a direct wholly owned subsidiary of The Colonial Group, Inc. ("TCG"). TCG is a direct wholly owned subsidiary of Liberty Financial.


                                                       Positions During
       Name and Current Position with Colonial         Past Two Fiscal Years
================================================================================
Bonny E. Boatman     Director, Senior Vice President   Vice President
                     and Head of Tax-Exempt Group
-------------------------------------------------------------------------------
Sheila A. Carroll    Director and
                     Senior Vice President
--------------------------------------------------------------------------------
Harold W. Cogger     Chairman of the Board             President and Chief
                                                       Executive Officer;
                                                       Executive Vice President
--------------------------------------------------------------------------------
Carl C. Ericson      Director, Senior Vice President,  Vice President
                     Director and Manager of Taxable
                     Fixed Income Group
--------------------------------------------------------------------------------
Stephen E. Gibson    Director, President and           Managing Director/
                     Chief Executive Officer           Marketing  of Putnam
                                                       Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Timothy J. Jacoby    Senior Vice President             Senior Vice President,
                                                       Fidelity Accounting and
                                                       Custody Services, Inc.
--------------------------------------------------------------------------------
Donald S. MacKinnon  Director, Senior Vice President
--------------------------------------------------------------------------------
Charlie A. O'Neill   Director and Vice President
--------------------------------------------------------------------------------
Helen Frame Peters   Director, Senior Vice President   Director of Taxable
                     and Chief Investment Officer      Fixed Income Investments
--------------------------------------------------------------------------------
Daniel Rie           Director, Senior Vice President
                     and Head of Equity Group
--------------------------------------------------------------------------------
Davey S. Scoon       Director,
                     Executive Vice President
--------------------------------------------------------------------------------
Arthur O. Stern      Director,
                     Executive Vice President,
                     General Counsel and Clerk
--------------------------------------------------------------------------------
Stephen T. Welsh     Treasurer
--------------------------------------------------------------------------------


         The business address of Colonial and each individual listed in the foregoing table is c/o Colonial Management Associates, Inc., One Financial Place, Boston, Massachusetts 02111.



Newport

         Newport is a direct wholly owned subsidiary of Newport Pacific Management, Inc. ("Newport Pacific"). Newport Pacific is a direct wholly owned subsidiary of Liberty Newport Holdings, Ltd. ("LNH"). LNH is a direct wholly owned subsidiary of Liberty Financial.

         At the time the shares of the Newport-Keyport Tiger Fund covered by this Registration Statement are first offered to Keyport and separate accounts of Participating Insurance Companies, the officers and directors of Newport will be as follows:


                          Positions and Offices       Positions During
Name                      with Newport                Past Two Fiscal Years
================================================================================
John M. Mussey            President and Director      Similar positions with
                                                      Newport Pacific
--------------------------------------------------------------------------------
Kenneth R. Leibler        Director                    President and (since
                                                      January 1, 1995) Chief
                                                      Executive Officer of
                                                      Liberty Financial
--------------------------------------------------------------------------------
Lindsay Cook              Director and Senior Vice    Senior Vice President --
                          President                   Mutual Funds of Liberty
                                                      Financial since February
                                                      1994;  Vice President of
                                                      Liberty Financial prior
                                                      thereto
--------------------------------------------------------------------------------
Thomas R. Tuttle          Senior Vice President       Similar position with
                                                      Newport Pacific
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Pamela Frantz             Executive Vice President,   Similar positions with
                          Treasurer and Secretary     Newport Pacific
--------------------------------------------------------------------------------
Linda Couch               Vice President              Similar position with
                                                      Newport Pacific
--------------------------------------------------------------------------------


         The principal business address of Newport and Messrs. Mussey and Tuttle and Mss. Frantz and Couch is 580 California Street, Suite 1960, San Francisco, California 94104. The principal address of each other person listed in the preceding table is 600 Atlantic Avenue, Suite 2400, Boston, Massachusetts 02210.

Item 29.  Principal Underwriters

         (a) KFSC acts as principal underwriter of the Registrant's shares on a best-efforts basis. KFSC also serves as principal underwriter for the SteinRoe Variable Investment Trust.

         (b) Set forth below is information concerning each director and officer of KFSC.


                                                          Positions and
Name and Principal   Positions and Offices                Offices with
Business Address*    with Underwriter                     the Registrant
-----------------    ----------------                     --------------
John W. Rosensteel   Chairman and President                    None

William L. Dixon     Vice President - Compliance               None

Francis E. Reinhart  Vice President - Administration           None
                     and Director

John E. Arant, III   Vice President --                         None
                     Chief Sales Officer
                     and Director

James J. Klopper     Clerk                                     None

Donald A. Truman     Assistant Clerk                           None


------------------
* The principal business address of KFSC and each person listed in the table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

(c)  Not applicable.

Item 30.  Location of Accounts and Records

         The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

         Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108, serves as custodian for the Registrant with respect to each Fund other than the Newport-Keyport Tiger Fund; UMB, n.a., 928 Grand Ave., Kansas City, Missouri 64141, serves as custodian for the Newport-Keyport Tiger Fund; and in such respective capacities, such custodian banks keep records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and other records relating to their duties in their respective capacities as custodians. Colonial Investors Service Center, Inc., One Financial Center, Boston, MA 02111, serves as the transfer agent and dividend disbursing agent for the Registrant, and in such capacities is responsible for records regarding each shareholder's account and all disbursements made to shareholders. In addition, KASC, pursuant to its Fund Management Agreements with the Registrant with respect to the Trust, has delegated to (i) Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, and (ii) Liberty Financial Companies, Inc., 600 Atlantic Avenue, Boston, Massachusetts 02210, the obligation to maintain the records required pursuant to such agreements. Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111, pursuant to its Sub-Advisory Agreement with each Fund (other than the Newport-Keyport Tiger Fund), maintains all records required pursuant to those Agreements. Colonial Management Associates, Inc. also maintains all records pursuant to its Pricing and Bookkeeping Agreement with the Trust. Newport Fund Management, Inc., 580 California Street, Suite 1960, San Francisco, CA 94104, pursuant to its Sub-Advisory Agreement with the Newport-Keyport Tiger Fund, will maintain all records required pursuant to that Agreement. KFSC, 125 High Street, Boston, Massachusetts 02110, serves as principal underwriter for the Trust, and in such capacity maintains all records required pursuant to its Underwriting Agreement with the Registrant.

Item 31.  Management Services

         KASC, pursuant to its Fund Managed Agreements with the Trust, has delegated its duties thereunder to provide certain administrative services to the Trust to Colonial and Liberty Financial.

Item 32.  Undertakings

         (a) Not applicable.

         (b) Reference is made to Item 32 of Pre-Effective Amendment No. 1 to this Registration Statement filed on June 11, 1993, incorporated herein by reference.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 25th day of April, 1997. The Registrant hereby certifies, in accordance with Rule 485(b)(4) under the Securities Act of 1933, that this amendment meets the requirements for effectiveness under Rule 485(b) thereunder.

                                       KEYPORT VARIABLE INVESTMENT TRUST
                                       (Registrant)

                                       By: /s/ RICHARD R. CHRISTENSEN *
                                       --------------------------------
                                               Richard R. Christensen
                                               President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                        Date
---------                        -----                        ----

/s/ RICHARD R. CHRISTENSEN *     President and Trustee        April 25, 1997
-----------------------------    (Principal Executive
    Richard R. Christensen       Officer)


/s/ TIMOTHY J. JACOBY            Treasurer (Principal         April 25, 1997
-----------------------------    Financial Officer)
    Timothy J. Jacoby

/s/ PETER L. LYDECKER            Controller (Principal        April 25, 1997
-----------------------------    Accounting Officer)
    Peter L. Lydecker

/s/ JOHN A. BACON, JR. *         Trustee                      April 25, 1997
-----------------------------
    John A. Bacon, Jr.

/s/ SALVATORE MACERA *           Trustee                      April 25, 1997
-----------------------------
    Salvatore Macera

/s/ THOMAS E. STITZEL *          Trustee                      April 25, 1997
-----------------------------
    Thomas E. Stitzel

                              *By    /s/ KEVIN M. CAROME
                                     -------------------------------
                                     Kevin M. Carome
                                     Attorney-in-Fact

                                  Exhibit Index

         11.          Consent of Independent Accountants

         17.          Financial Data Schedule